As filed with the Securities and Exchange Commission on March 6, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22205

Genworth Variable Insurance Trust

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600 Pleasant Hill CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr Frohlich Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard, Suite 600 Pleasant Hill CA 94523-3967

(Name and address of agent for service)

800-352-9910

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 to December 31, 2011

Item 1. Reports to Stockholders.

Genworth Variable Insurance Trust

Genworth Calamos Growth Fund

Genworth PYRAMIS® Small/Mid Cap Core Fund

Genworth Davis NY Venture Fund

Genworth Eaton Vance Large Cap Value Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth PIMCO StocksPLUS Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced International Index Fund

Genworth 40/60 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

Genworth Moderate Allocation Fund

Genworth Growth Allocation Fund

ANNUAL REPORT

DECEMBER 31, 2011

GVIT-annual (2012-02)

Letter from the President	i
Funds at a Glance	1

Dear Shareholder:

As you are aware, in September 2011, the Board of Trustees of Genworth Variable Insurance Trust (the “Trust”) approved a Plan of Liquidation that would result in the liquidation of each of the Trust’s portfolios (collectively, the “GVIT Funds”). In response to the potential liquidation of the GVIT Funds, the insurance companies that held shares of GVIT Funds in variable annuity contracts issued by them (i.e., Genworth Life and Annuity Insurance Company and Genworth Life Insurance Company of New York) selected certain replacement funds (the “Replacement Funds”) and prepared a Plan of Substitution, under which any assets remaining in a GVIT Fund at the time of liquidation would be redeemed and the proceeds invested in a corresponding Replacement Fund. Under the Plan of Liquidation, the liquidation of each applicable GVIT Fund was contingent upon the approval of the Plan of Substitution by shareholders of that GVIT Fund.

At a meeting of the GVIT Funds’ shareholders held on January 12, 2012, the shareholders of each applicable GVIT Fund approved the Plan of Substitution. Accordingly, at the close of business on January 27, 2012, the liquidation of the GVIT Funds and substitution into the Replacement Funds was completed. As such, the enclosed Annual Report for the period January 1, 2011 through December 31, 2011 is the final shareholder report for the GVIT Funds.

We thank you for the trust you have placed in us over the years.

Sincerely,

Carrie E. Hansen

President

i

Genworth Calamos Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Russell 3000® Growth Index.

•

Security selection within the technology, energy and health care sectors was the primary detractor to the Fund’s performance for the period. More specifically, not owning specific stocks that rallied strongly over the period, in addition to owning stocks that fell under pressure, dampened returns.

•

Both the overweight allocation to technology and weak security selection within the sector detracted from performance for the period. Specifically, lack of exposure to IBM – which appreciated during the period due to its strong earnings results – and lagging returns from Autodesk Inc. and Omnivision Technologies Inc. dampened returns.

•

Within the energy sector, the lagging returns were due to the securities owned in by the Fund as well as not holding Exxon Mobil Corp. Exxon, one of the biggest companies in the index by weight, rallied after reporting solid earnings results. Additionally, holding Baker Hughes Inc. and Apache Corp. detracted from performance, as both stocks declined in price after posting weaker financial results.

•

Within the health care sector, owning Illumina Inc. and Quality Systems Inc. detracted from performance over the period and offset the positive gains from owning Intuitive Surgical Inc. Additionally, not owning Pharmasset Inc. (which was acquired by Gilead during the period) or Abbott Laboratories dampened returns.

Sectors

Rank	Sector	% of Net Assets
1	Information Technology	38.7
2	Industrials	10.5
3	Energy	10.3
4	Consumer Discretionary	10.1
5	Health Care	8.7
6	Materials	7.4
7	Consumer Staples	4.4
8	Financials	3.0
9	Telecommunication Services	0.7
	Cash, equivalents & other assets in excess of liabilities	6.2

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Google, Inc.	4.8
2	Apple, Inc.	4.7
3	Qualcomm, Inc.	3.3
4	priceline.com, Inc.	3.0
5	Intuitive Surgical, Inc.	3.0
6	Eaton Corp.	2.9
7	Oracle Corp.	2.9
8	Amazon.com, Inc.	2.8
9	Dover Corp.	2.4
10	Check Point Software Technologies, Ltd.	2.2

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth Calamos Growth Fund
Service Shares	-7.19%	20.38%	3.75%
Institutional Shares	-6.72%	N/A	10.28%
Russell 3000® Growth Index	2.18%	18.09%	4.98	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 3000® Growth Index is from the commencement date of the Service Shares. The Russell 3000® Growth Index return from the commencement date of the Institutional Shares is 10.76%.

Genworth PYRAMIS® Small/Mid Cap Core Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Russell 2500™ Index.

•

Trailing performance for the period was due largely to weak security selection in the financials and industrials sectors. Negative performance within financials was primarily due to the Fund’s exposure to one particular stock – MF Global Holdings. Although the Fund was decreasing its exposure to the stock in light of growing uncertainty, it continued to hold a small position prior to the stock’s de-listing.

•

Although the securities with the industrials sector began to rally in the latter months of the period, industrial stocks traded under pressure for most of the period due to fears of a global slowdown. In particular, fears of a hard landing in China created significant headwind for these stocks, as the market anticipated margins for the industrial stocks would be challenged in the future.

Sectors

Rank	Sector	% of Net Assets
1	Financials	21.2
2	Information Technology	15.5
3	Industrials	15.1
4	Consumer Discretionary	13.7
5	Health Care	10.3
6	Energy	6.7
7	Materials	6.4
8	Utilities	5.7
9	Consumer Staples	3.1
	Cash, equivalents & other assets in excess of liabilities	2.3

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Essex Property Trust, Inc.	2.0
2	Carlisle Companies, Inc.	1.9
3	Post Properties, Inc.	1.9
4	IBERIABANK Corp.	1.9
5	DFC Global Corp.	1.7
6	Douglas Emmett, Inc.	1.7
7	Ashland, Inc.	1.7
8	American Campus Communities, Inc.	1.7
9	Abercrombie & Fitch Co.	1.5
10	Vitamin Shoppe, Inc.	1.5

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth PYRAMIS® Small/Mid Cap Core Fund
Service Shares	-7.45%	14.86%	0.77%
Institutional Shares	-6.99%	N/A	9.62%
Russell 2500TM Index	-3.87%	16.67%	2.44	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 2500TM Index is from the commencement date of the Service Shares. The Russell 2500TM Index return from the commencement date of the Institutional Shares is 11.64%.

Pyramis is a registered service mark of FMR LLC. Used under license.

Genworth Davis NY Venture Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the twelve months ended December 31, 2011, the Fund underperformed its benchmark, the S&P 500® Index.

•

Sector positioning combined with security selection led to the Fund’s relative underperformance for the period. In particular, weak security selection within the materials and energy sectors were the primary drivers of the lagging returns. Cyclical stocks levered to a growing global economy pulled back during the period after emerging market economies introduced economic policies to slow down the rate of growth to help manage inflationary pressure earlier in the period.

•

Within the energy sector, the Fund owned Transocean Ltd, which fell out of favor with investors over the period. The Fund also had a bias to the natural gas industry within the energy sector, which detracted from performance. Companies with natural gas exposure traded down due to continued pricing pressure within the natural gas industry.

Sectors

Rank	Sector	% of Net Assets
1	Financials	31.0
2	Consumer Staples	16.7
3	Energy	12.7
4	Health Care	9.1
5	Information Technology	8.6
6	Consumer Discretionary	7.6
7	Materials	6.4
8	Industrials	5.3
9	Telecommunication Services	0.3
	Cash, equivalents & other assets in excess of liabilities	2.3

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Wells Fargo & Company	5.5
2	CVS Caremark Corporation	5.3
3	American Express Co.	4.9
4	Costco Wholesale Corporation	4.7
5	The Bank of New York Mellon Corp.	4.3
6	EOG Resources, Inc.	3.4
7	Google, Inc.	3.3
8	Occidental Petroleum Corp.	3.2
9	Canadian Natural Resource Ltd.	3.2
10	Berkshire Hathaway, Inc. - Class A	3.0

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth Davis NY Venture Fund
Service Shares	-4.64%	11.55%	-0.08%
Institutional Shares	-4.16%	N/A	5.14%
S&P 500® Index	2.11%	14.11%	2.77	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the S&P 500® Index is from the commencement date of the Service Shares. The S&P 500® Index return from the commencement date of the Institutional Shares is 9.11%.

Genworth Eaton Vance Large Cap Value Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Russell 1000® Value Index.

•

Weak security selection within the energy sector was the primary driver of the relative underperformance for the period, due to a bias to natural gas. Due to the supply and demand imbalance within the natural gas industry, natural gas prices remain under pressure, which has led to investors looking elsewhere within energy for higher growth in the more immediate future.

•

Stock selection within the materials sector detracted from performance over the period. Materials stocks sold off during the period due to fears of a slowdown in global growth and fears of a hard landing in China. Within the sector, owning Freeport-McMoRan Copper & Gold Inc. hurt performance due to fears of potential pressure on margins.

•

An underweight to the utilities sector – the best performing sector in the index over the period – was a notable detractor to returns for the period, as large utilities companies with high dividend payouts rallied in a defensive market environment.

Sectors

Rank	Sector	% of Net Assets
1	Financials	23.2
2	Health Care	14.4
3	Energy	13.0
4	Industrials	8.9
5	Consumer Discretionary	8.6
6	Information Technology	8.3
7	Consumer Staples	7.7
8	Utilities	6.9
9	Telecommunication Services	4.9
	Cash, equivalents & other assets in excess of liabilities	4.1

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Pfizer, Inc.	3.0
2	Johnson & Johnson	2.9
3	UnitedHealth Group, Inc.	2.7
4	Chevron Corp.	2.6
5	Apple, Inc.	2.6
6	Wells Fargo & Company	2.6
7	JPMorgan Chase & Co.	2.5
8	General Electric Co.	2.5
9	Occidental Petroleum Corp.	2.3
10	Exxon Mobil Corp.	2.3

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth Eaton Vance Large Cap Value Fund
Service Shares	-4.84%	6.45%	-2.13%
Institutional Shares	-4.36%	N/A	3.32%
Russell 1000® Value Index	0.39%	11.55%	0.82	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 1000® Value Index is from the commencement date of the Service Shares. The Russell 1000® Value Index return from the commencement date of the Institutional Shares is 8.39%.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Russell 3000® Growth Index.

•

Weak security selection within the technology and energy sectors, coupled with an underweight allocation to defensive sectors, including consumer staples, dampened relative performance over the period. Stocks in the consumer staples and utilities sectors were positive contributors in the second half of the period, after the market turned more defensive in light of growing macro economic concerns.

•

Although the underweight to the technology sector was a positive contributor to performance over the period, security selection within the sector was a detractor. The Fund’s bias to the smaller niche technology plays, such as Sandisk, went unrewarded during the period, as the larger technology stocks – including IBM – with lower perceived risk benefited from the more defensive market environment.

•

Security selection within the health care sector was a significant driver of positive absolute returns over the period, as the Fund benefited from holding solid cash flow generators, including Biogen Idec, Genzyme and United Health.

Sectors

Rank	Sector	% of Net Assets
1	Health Care	35.0
2	Consumer Discretionary	19.3
3	Energy	18.3
4	Information Technology	12.4
5	Industrials	9.3
6	Financials	1.9
7	Materials	1.8
	Cash, equivalents & other assets in excess of liabilities	2.0

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Biogen Idec, Inc.	9.6
2	UnitedHealth Group, Inc.	8.6
3	Anadarko Petroleum Corp.	7.7
4	Amgen, Inc.	5.8
5	Comcast Corp. - Series C	5.6
6	Forest Laboratories, Inc.	4.8
7	Weatherford International Ltd.	4.7
8	Core Laboratories N.V.	3.4
9	SanDisk Corporation	3.4
10	Tyco International Ltd.	3.4

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth Legg Mason ClearBridge Aggressive Growth Fund
Service Shares	1.87%	18.98%	7.12%
Institutional Shares	2.38%	N/A	15.15%
Russell 3000® Growth Index	2.18%	18.09%	4.98	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Russell 3000® Growth Index is from the commencement date of the Service Shares. The Russell 3000® Growth Index return from the commencement date of the Institutional Shares is 10.76%.

Genworth PIMCO StocksPLUS Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the S&P 500® Index

•	The Fund’s strategy uses S&P futures to gain equity exposure and invests the underlying collateral in short-term fixed income instruments.

•

Exposure to higher-yielding securities, including corporate bonds, emerging market bonds, and non-agency mortgage-backed securities, were the largest contributors to the relative underperformance for the period. Higher risk assets and sectors lagged during the period, as investors took a more defensive positioning in the second and third quarter due to increasing uncertainty in Europe and fear of a global recession.

•

The Fund’s overweight exposure to financials dampened returns, as those stocks sold off in light of the concerns that the European sovereign debt crisis might cripple the broader European banking system. However, the Fund benefited from its non-US interest rate strategy.

Asset Type

Rank	Type	% of Net Assets
1	Corporate Obligations	27.4
2	Mortgage Backed Securities	14.9
3	Collateralized Mortgage Obligations	9.0
4	Asset Backed Securities	5.2
5	Foreign Debt Obligations	3.1
6	U.S. Treasury Obligations	2.0
7	Bank Loan	0.7
8	Repurchase Agreements	0.4
9	Municipal Obligations	0.2
	Cash, equivalents & other assets in excess of liabilities	37.1

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	FNMA, 0.764%, 12/25/2040	3.3
2	Altria Group, Inc., 9.250%, 08/06/2019	3.2
3	Glencore Funding LLC, 6.000%, 04/15/2014	2.8
4	Canada, 2.500%, 09/01/2013	1.9
5	AutoZone, Inc., 7.125%, 08/01/2018	1.7
6	FNMA, 3.500%, 09/01/2025	1.7
7	LeasePlan Corporation NV, 3.000%, 05/07/2012	1.4
8	FNMA, 0.814%, 10/25/2040	1.2
9	Nordea Eiendomskreditt, 0.804%, 04/07/2014	1.1
10	Mexican Bonos, 10.000%, 12/05/2024	1.0

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth PIMCO StocksPLUS Fund
Service Shares	1.95%	20.40%	8.22%
Institutional Shares	2.47%	N/A	10.83%
S&P 500® Index	2.11%	14.11%	2.77	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the S&P 500® Index is from the commencement date of the Service Shares. The S&P 500® Index return from the commencement date of the Institutional Shares is 9.11%.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

•

The modest underperformance for the period was primarily due to the Fund’s cross-sector positioning. In particular, the Fund’s exposure to financials and other higher-risk sectors dampened returns, as investors sold down risk in favor of defensive sectors.

•

Duration and yield curve positioning detracted from relative performance over the period. In particular, the Fund’s shorter duration position relative to the index at the mid-point of the year was a detractor, as U.S. Treasury rallied with the market pivoting from a more positive to a neutral stance on risk to a “risk off” mode.

Asset Type

Rank	Type	% of Net Assets
1	U.S. Treasury Obligations	31.5
2	Mortgage Backed Securities	28.8
3	Corporate Obligations	24.1
4	U.S. Government Agency Issues	3.7
5	Foreign Debt Obligations	2.3
6	Collateralized Mortgage Obligations	1.7
7	Municipal Obligations	1.2
	Cash, equivalents & other assets in excess of liabilities	6.7

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 0.625%, 04/30/2013	3.4
2	FNMA, 3.500%, 02/01/2041	3.4
3	U.S. Treasury Note, 0.375%, 11/15/2014	3.4
4	U.S. Treasury Note, 1.250%, 02/15/2014	2.5
5	Kreditanstalt fur Wiederaufbau, 3.500%, 03/10/2014	2.4
6	U.S. Treasury Note, 1.000%, 09/30/2016	2.4
7	U.S. Treasury Note, 3.125%, 05/15/2021	2.2
8	U.S. Treasury Note, 1.250%, 10/31/2015	1.8
9	General Electric Corp., 2.125%, 12/21/2012	1.8
10	GNMA, 4.000%, 08/15/2040	1.7

The graph above assumes an initial investment of $10,000 made on September 4, 2008, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Three Year	Since Commencement of Operations(1)
Genworth Goldman Sachs Enhanced Core Bond Index Fund
Service Shares	6.48%	6.72%	8.37%
Institutional Shares	7.00%	N/A	5.62%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.77%	6.84	%(2)
(1)	Commencement dates are September 4, 2008 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the Barclays Capital U.S. Aggregate Bond Index is from the commencement date of the Service Shares. The Barclays Capital U.S. Aggregate Bond Index return from the commencement date of the Institutional Shares is 6.38%.

Genworth Enhanced Small Cap Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the Russell 2000® Index.

•

An overweight to small-capitalization value-style funds at the beginning of the year was the primary contributor to the Fund’s relative underperformance during the period. The Fund began the year with essentially no style bias. The move to overweight value funds was based on an improvement in the financial sector at the time. Further recovery in the jobs market and the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. Additionally, the re-emergence of the sovereign debt crisis in Europe hurt the financials-heavy value index. The Fund exited the year with a moderate growth-style bias, as we recognized that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•	Fund selection within small capitalization growth and value styles did well versus the benchmark and was the top positive contributor for the year.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	100.6
	Liabilities in excess of cash, equivalents & other assets	(0.6)

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Russell 2000 Index Fund	32.5
2	Vanguard Small Cap ETF	20.4
3	iShares Russell 2000 Growth Index Fund	15.3
4	iShares Russell 2000 Value Index Fund	14.2
5	Vanguard Small Cap Growth ETF	2.0
6	iShares Morningstar Small Growth Index Fund	2.0
7	iShares Morningstar Small Core Index Fund	2.0
8	SPDR Dow Jones Small Cap ETF	2.0
9	iShares Morningstar Small Value Index Fund	2.0
10	SPDR Dow Jones Small Cap Growth ETF	2.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth Enhanced Small Cap Index Fund	-4.48%	10.55%
Russell 2000® Index	-4.18%	12.43%
(1)	Commencement date is December 9, 2009.

Genworth Enhanced International Index Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, the MSCI EAFE® Index.

•

The Fund maintained an overweight to value-style funds for the majority of the year and this was the primary contributor to the Fund’s relative underperformance. The overweight to value-style funds was done to increase exposure to financials stocks, given the relatively large allocation to financials in value funds. However, the re-emergence of the sovereign debt crisis and the slowdown in global growth hampered this sector.

•

Individual country allocations were mixed, as allocations to primary Eurozone countries like France and Germany hurt performance, while overweights to Switzerland (which tends to perform as the flight-to-quality investment in Europe) and the United Kingdom were positive relative contributors.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	98.5
	Cash, equivalents & other assets in excess of liabilities	1.5

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE Index Fund	25.9
2	Vanguard Europe Pacific ETF	24.9
3	iShares MSCI EAFE Growth Index Fund	15.9
4	iShares MSCI EAFE Value Index Fund	11.9
5	iShares MSCI Japan Index Fund	6.0
6	iShares MSCI Switzerland Index Fund	4.0
7	iShares MSCI United Kingdom Index Fund	2.0
8	iShares MSCI Australia Index Fund	2.0
9	iShares MSCI Germany Index Fund	1.0
10	iShares MSCI Sweden Index Fund	1.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth Enhanced International Index Fund
Service Shares	-13.20%	-2.56%
Institutional Shares	-12.77%	-2.16%
MSCI EAFE® Index	-12.14%	-1.97	%(2)
(1)	Commencement dates are May 1, 2010 for Service Shares and December 9, 2009 for Institutional Shares.
(2)

The Commencement of Operations return shown for the MSCI EAFE® Index is from the commencement date of the Institutional Shares. The MSCI EAFE® Index return from the commencement date of the Service Shares is -2.67%.

Genworth 40/60 Index Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, a blend of 40% S&P 500® and 60% Barclays Capital U.S. Aggregate Bond indices.

•

An overweight to value-style funds at the beginning of the year was the primary contributor to the Fund’s relative underperformance. The Fund began the year with essentially no style bias. The move to overweight value funds was based on an improvement in the financial sector at the time. Further recovery in the jobs market and the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. Additionally, the re-emergence of the sovereign debt crisis in Europe hurt the financials-heavy value index. The Fund exited the year with a moderate growth-style bias, as we recognized that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical underweight to small capitalization funds, on average, was the top positive contributors to performance. As the events in Europe intensified during the summer months, the Fund reduced small-cap from an overweight allocation to an underweight position.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Fixed Income	58.0
2	Exchange Traded Funds - Equity	39.9
	Cash, equivalents & other assets in excess of liabilities	2.1

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Total Bond Market ETF	26.5
2	iShares Barclays Aggregate Bond Fund	26.5
3	SPDR S&P 500 Fund	10.0
4	iShares MSCI EAFE Index Fund	7.0
5	iShares S&P 500 Index Fund	7.0
6	SPDR Barclays Capital Aggregate Bond Fund	5.0
7	iShares S&P 500 Growth Index Fund	4.0
8	iShares S&P Midcap 400 Index Fund	3.0
9	iShares S&P 500 Value Index Fund	2.0
10	iShares S&P Midcap 400 Growth Index Fund	2.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth 40/60 Index Allocation Fund	3.17%	6.51%
S&P 500® Index	2.11%	9.11%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%
40/60 Blended Index	5.84%	7.89%
(1)	Commencement date is December 9, 2009.

Genworth 60/40 Index Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, a blend of 60% S&P 500® and 40% Barclays Capital U.S. Aggregate Bond indices.

•

An overweight to value-style funds at the beginning of the year was the primary contributor to the Fund’s relative underperformance. The fund began the year with essentially no style bias. The move to overweight value funds was based on an improvement in the financial sector at the time. Further recovery in the jobs market and the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. Additionally, the re-emergence of the sovereign debt crisis in Europe hurt the financials-heavy value index. The Fund exited the year with a moderate growth-style bias, as we recognized that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•	Modifying our allocation to small capitalization funds over the year was the top positive contributor to performance.

Asset Type

Rank	Type	% of Net Assets
1	Exchange Traded Funds - Equity	59.9
2	Exchange Traded Funds - Fixed Income	38.0
	Cash, equivalents & other assets in excess of liabilities	2.1

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Total Bond Market ETF	17.5
2	iShares Barclays Aggregate Bond Fund	17.5
3	SPDR S&P 500 Fund	14.9
4	iShares S&P 500 Index Fund	11.0
5	iShares MSCI EAFE Index Fund	10.1
6	iShares S&P 500 Growth Index Fund	6.0
7	iShares S&P Midcap 400 Index Fund	5.0
8	iShares Russell 2000 Index Fund	5.0
9	SPDR Barclays Capital Aggregate Bond Fund	3.0
10	iShares Russell 2000 Growth Index Fund	2.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth 60/40 Index Allocation Fund	1.03%	6.53%
S&P 500® Index	2.11%	9.11%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%
60/40 Blended Index	4.69%	8.43%
(1)	Commencement date is December 9, 2009.

Genworth Moderate Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, a blend of 60% S&P 500® and 40% Barclays Capital U.S. Aggregate Bond indices.

•

An overweight to value-style funds at the beginning of the year was the primary contributor to the Fund’s relative underperformance. The Fund began the year with essentially no style bias. The move to overweight value funds was based on an improvement in the financial sector at the time. Further recovery in the jobs market and the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. Additionally, the re-emergence of the sovereign debt crisis in Europe hurt the financials-heavy value index. The Fund exited the year with a moderate growth-style bias, as we recognized that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical underweight to mid-capitalization funds, on average, was the top positive contributors to performance. As the events in Europe intensified during the summer months, the Fund reduced mid-cap from an overweight allocation to an underweight position.

•	Underperformance from active manager funds across all market capitalizations was also a significant contributor to the Fund’s underperformance.

Asset Type

Rank	Type	% of Net Assets
1	Affiliated Investment Companies - Equity	59.9
2	Affiliated Investment Companies - Fixed Income	38.1
	Cash, equivalents & other assets in excess of liabilities	2.0

Top Holdings

Rank	Security/Holding	% of Net Assets
1	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares	38.1
2	Genworth PIMCO StocksPLUS Fund - Institutional Shares	13.9
3	Genworth Enhanced International Index Fund - Institutional Shares	10.0
4	Genworth Enhanced Small Cap Index Fund - Institutional Shares	8.0
5	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares	7.0
6	Genworth Davis NY Venture Fund - Institutional Shares	7.0
7	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares	5.0
8	Genworth Calamos Growth Fund - Institutional Shares	5.0
9	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares	4.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth Moderate Allocation Fund	-0.78%	6.32%
S&P 500® Index	2.11%	9.11%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%
60/40 Blended Index	4.69%	8.43%
(1)	Commencement date is December 9, 2009.

Genworth Growth Allocation Fund

Manager’s Discussion of Fund Performance (Unaudited)

•	For the year ended December 31, 2011, the Fund underperformed its benchmark, a blend of 70% S&P 500® and 30% Barclays Capital U.S. Aggregate Bond indices.

•

An overweight to value-style funds at the beginning of the year was the primary contributor to the Fund’s relative underperformance. The Fund began the year with essentially no style bias. The move to overweight value funds was based on an improvement in the financial sector at the time. Further recovery in the jobs market and the housing market would have likely supported this move. However, following the uprisings in North Africa and the earthquake in Japan, corporate confidence stalled and with it the pace of hiring. Additionally, the re-emergence of the sovereign debt crisis in Europe hurt the financials-heavy value index. The Fund exited the year with a moderate growth-style bias, as we recognized that investors will likely continue to pay a premium for those companies able to grow their revenues above average market growth rates.

•

Tactical underweight to mid-capitalization funds, on average, was the top positive contributors to performance. As the events in Europe intensified during the summer months, the Fund reduced mid-cap from an overweight allocation to an underweight position.

•	Underperformance from active manager funds across all market capitalizations was also a significant contributor to the Fund’s underperformance.

Asset Type

Rank	Type	% of Net Assets
1	Affiliated Investment Companies - Equity	69.8
2	Affiliated Investment Companies - Fixed Income	28.0
	Cash, equivalents & other assets in excess of liabilities	2.2

Top Holdings

Rank	Security/Holding	% of Net Assets
1	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares	28.0
2	Genworth PIMCO StocksPLUS Fund - Institutional Shares	13.9
3	Genworth Enhanced International Index Fund - Institutional Shares	12.0
4	Genworth Enhanced Small Cap Index Fund - Institutional Shares	9.9
5	Genworth PYRAMIS® Small/Mid Cap Core Fund - Institutional Shares	9.0
6	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares	7.0
7	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares	6.0
8	Genworth Calamos Growth Fund - Institutional Shares	6.0
9	Genworth Davis NY Venture Fund - Institutional Shares	6.0

The graph above assumes an initial investment of $10,000 made on December 9, 2009, the commencement of the Fund’s operations. Returns in the graph above and the chart below include the reinvestment of all dividends. Returns include the effect of fee waivers and expense reimbursements. In the absence of fee waivers and expense reimbursements, total return would have been lower. Returns do not include the fees and expenses of the variable annuity contracts. If the variable annuity contract fees and charges were included, returns would be lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that an investment in the Fund, when redeemed, may be worth more or less than the original cost.

Average Annual Total Return for the period ended December 31, 2011

	One Year	Since Commencement of Operations(1)
Genworth Growth Allocation Fund	-1.99%	6.99%
S&P 500® Index	2.11%	9.11%
Barclays Capital U.S. Aggregate Bond Index	7.84%	6.38%
70/30 Blended Index	4.08%	8.66%
(1)	Commencement date is December 9, 2009.

Benchmark Descriptions (Unaudited)

Index	Description

Barclays Capital U.S. Aggregate Bond Index	The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

MSCI EAFE® Index	The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of the date of this report, the MSCI EAFE® Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Russell 2000® Index	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Index	The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500® Index	The S&P 500® Index focuses on the large-cap segment of the U.S. equities market. The S&P 500® Index includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 70% coverage of U.S. equities.

40/60 Blended Index	The 40/60 Blended Index is a weighted combination of 40% of the total return from the S&P 500® Index with 60% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 40/60 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

60/40 Blended Index	The 60/40 Blended Index is a weighted combination of 60% of the total return from the S&P 500® Index with 40% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

70/30 Blended Index	The 70/30 Blended Index is a weighted combination of 70% of the total return from the S&P 500® Index with 30% of the total return from the Barclays Capital U.S. Aggregate Bond Index. Returns are weighted on a 70/30 basis for each historical month, and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-year, 5-year, etc.) for the Blended Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Each of the above indexes is unmanaged. It is not possible to invest directly in an index.

Expense Example (Unaudited)

The following disclosure provides important information regarding each Fund’s Expense Examples, which appear in the tables below.

Example

Each Fund serves as an investment option for certain variable annuity contracts (“variable contracts”). As a variable contract owner investing in a Fund, you incur ongoing Fund costs, including management fees; distribution and/or service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other investment options. The examples do not reflect fees and charges under your variable contract. If variable contract charges were included, the costs shown would be higher. Please consult the most recent prospectus for the variable contract in which you invest for more information.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, which for all Funds is from July 1, 2011 to December 31, 2011.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the same row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. As noted above, the expenses in the table do not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore, the hypothetical expenses in the table are useful for comparing ongoing investment option costs only, and will not help you determine the relative costs of owning different contracts. If variable contract fees and charges were included, the costs shown would be higher.

Expense Example (Unaudited) (Continued)

Fund		Beginning Account Value July 1, 2011		Ending Account Value December 31, 2011		Annualized Expense Ratio[1] based on the period July 1 – December 31, 2011		Expenses Paid During Period[2] July 1 – December 31, 2011
INSTITUTIONAL SHARES
Genworth Calamos Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	863.80 1,020.57	0.92 0.92	% %	$ $	4.32 4.69
Genworth PYRAMIS® Small/Mid Cap Core Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	880.70 1,021.27	0.78 0.78	% %	$ $	3.70 3.97
Genworth Davis NY Venture Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	933.50 1,021.83	0.67 0.67	% %	$ $	3.27 3.41
Genworth Eaton Vance Large Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	929.90 1,021.83	0.67 0.67	% %	$ $	3.26 3.41
Genworth Legg Mason ClearBridge Aggressive Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	911.10 1,022.08	0.62 0.62	% %	$ $	2.99 3.16
Genworth PIMCO StocksPLUS Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	954.90 1,022.63	0.51 0.51	% %	$ $	2.51 2.60
Genworth Goldman Sachs Enhanced Core Bond Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,044.90 1,022.84	0.47 0.47	% %	$ $	2.42 2.40
Genworth Enhanced Small Cap Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	902.70 1,023.19	0.40 0.40	% %	$ $	1.92 2.04
Genworth Enhanced International Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	832.00 1,023.29	0.38 0.38	% %	$ $	1.75 1.94

[1]	The expense ratio excludes the securities lending credit and includes interest expense.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multipied by 184/365 to reflect the one-half year period.
[3]	5% return before expenses.

Expense Example (Unaudited) (Continued)

Fund		Beginning Account Value July 1, 2011		Ending Account Value December 31, 2011		Annualized Expense Ratio[1] based on the period July 1 – December 31, 2011		Expenses Paid During Period[2] July 1 – December 31, 2011
SERVICE SHARES
Genworth Calamos Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	861.60 1,018.05	1.42 1.42	% %	$ $	6.66 7.22
Genworth PYRAMIS® Small/Mid Cap Core Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	878.50 1,018.75	1.28 1.28	% %	$ $	6.06 6.51
Genworth Davis NY Venture Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	931.20 1,019.31	1.17 1.17	% %	$ $	5.70 5.96
Genworth Eaton Vance Large Cap Value Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	927.50 1,019.31	1.17 1.17	% %	$ $	5.68 5.96
Genworth Legg Mason ClearBridge Aggressive Growth Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	908.70 1,019.56	1.12 1.12	% %	$ $	5.39 5.70
Genworth PIMCO StocksPLUS Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	952.40 1,020.11	1.01 1.01	% %	$ $	4.97 5.14
Genworth Goldman Sachs Enhanced Core Bond Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	1,042.40 1,020.32	0.97 0.97	% %	$ $	4.99 4.94
Genworth Enhanced International Index Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	829.90 1,020.72	0.89 0.89	% %	$ $	4.10 4.53
Genworth 40/60 Index Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	996.30 1,021.53	0.73 0.73	% %	$ $	3.67 3.72
Genworth 60/40 Index Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	968.90 1,021.53	0.73 0.73	% %	$ $	3.62 3.72
Genworth Moderate Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	955.60 1,021.98	0.64 0.64	% %	$ $	3.15 3.26
Genworth Growth Allocation Fund	Actual Hypothetical[3]	$ $	1,000.00 1,000.00	$ $	940.30 1,022.08	0.62 0.62	% %	$ $	3.03 3.16

[1]	The expense ratio excludes the securities lending credit and includes interest expense.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multipied by 184/365 to reflect the one-half year period.
[3]	5% return before expenses.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value

	COMMON STOCKS - 92.83%
	Beverages - 1.34%
4,400	Hansen Natural Corp. (a)	$405,416

	Biotechnology - 3.27%
7,500	Celgene Corp. (a)	506,999
12,075	Cubist Pharmaceuticals, Inc. (a)	478,412

		985,411

	Capital Markets - 1.45%
1,600	Franklin Resources, Inc.	153,696
4,975	T. Rowe Price Group, Inc.	283,327

		437,023

	Chemicals - 1.18%
5,300	Agrium, Inc.	355,683

	Communications Equipment - 4.77%
4,075	F5 Networks, Inc. (a)	432,439
18,400	Qualcomm, Inc.	1,006,480

		1,438,919

	Computers & Peripherals - 6.43%
3,470	Apple, Inc. (a)	1,405,350
24,825	EMC Corp. (a)	534,731

		1,940,081

	Construction & Engineering - 1.25%
7,500	Fluor Corp.	376,875

	Consumer Finance - 0.81%
5,200	American Express Co.	245,284

	Diversified Financial Services - 0.69%
1,735	IntercontinentalExchange, Inc. (a)	209,154

	Electrical Equipment - 0.99%
15,875	ABB Ltd. - ADR	298,926

	Energy Equipment & Services - 8.28%
8,900	Baker Hughes, Inc.	432,896
6,825	Complete Production Services, Inc. (a)	229,047
9,950	Helmerich & Payne, Inc.	580,682
9,525	National-Oilwell Varco, Inc.	647,604
20,225	Patterson-UTI Energy, Inc.	404,096
3,000	Schlumberger Ltd.	204,930

		2,499,255

	Health Care Equipment & Supplies - 2.99%
1,950	Intuitive Surgical, Inc. (a)	902,870

	Hotels, Restaurants & Leisure - 1.91%
8,925	Starbucks Corp.	410,639
1,500	Wynn Resorts Ltd	165,735

		576,374

	Internet & Catalog Retail - 5.80%
4,835	Amazon.com, Inc. (a)	836,939
1,950	priceline.com, Inc. (a)	912,035

		1,748,974

	Internet Software & Services - 4.76%
2,225	Google, Inc. (a)	1,437,128

	IT Services - 4.98%
8,775	Accenture Plc	467,092
6,800	Cognizant Technology Solutions Corp. (a)	437,308
1,075	MasterCard, Inc.	400,782

Number of Shares		Value

	IT Services (Continued)
4,050	Teradata Corporation (a)	$196,466

		1,501,648

	Machinery - 8.26%
12,675	Dover Corp.	735,783
20,275	Eaton Corp.	882,570
25,375	Komatsu Ltd. - ADR (a)	599,358
3,600	Parker Hannifin Corp.	274,500

		2,492,211

	Media - 0.61%
4,275	DIRECTV (a)	182,799

	Metals & Mining - 6.21%
14,125	Barrick Gold Corp.	639,156
3,600	Cliffs Natural Resources, Inc.	224,460
11,800	Freeport-McMoRan Copper & Gold, Inc.	434,122
6,350	Goldcorp, Inc.	280,988
6,625	Pan American Silver Corp.	144,491
10,225	Yamana Gold, Inc.	150,205

		1,873,422

	Oil & Gas - 2.03%
4,585	Apache Corp.	415,309
8,800	Chesapeake Energy Corp.	196,152

		611,461

	Personal Products - 2.10%
7,575	Herbalife, Ltd.	391,401
3,525	Mead Johnson Nutrition Co.	242,273

		633,674

	Pharmaceuticals - 2.46%
4,750	Novo Nordisk A/S - ADR	547,485
3,225	Watson Pharmaceuticals, Inc. (a)	194,597

		742,082

	Semiconductor & Semiconductor Equipment - 1.78%
5,800	ASML Holding N.V. - ADR	242,382
12,100	Intel Corp.	293,425

		535,807

	Software - 15.99%
5,575	ANSYS, Inc. (a)	319,336
14,550	Autodesk, Inc. (a)	441,301
12,475	Check Point Software Technologies, Ltd. (a)	655,436
3,425	Citrix Systems, Inc. (a)	207,966
3,350	CommVault Systems, Inc. (a)	143,112
4,375	Informatica Corp. (a)	161,569
8,750	Intuit, Inc.	460,162
10,400	Nuance Communications, Inc. (a)	261,664
4,175	Open Text Corp. (a)	213,510
33,575	Oracle Corp.	861,198
3,475	salesforce.com, Inc. (a)	352,574
12,025	Solarwinds, Inc. (a)	336,099
4,950	VMware, Inc. (a)	411,790

		4,825,717

	Specialty Retail - 0.74%
3,475	The TJX Companies, Inc.	224,311

See notes to financial statements.

Genworth Calamos Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods - 1.07%
5,300	Coach, Inc.	$323,512

	Wireless Telecommunication Services - 0.68%
7,943	Tim Participacoes S.A. - ADR	204,929

	Total Common Stocks (Cost $25,240,369)	28,008,946

	PREFERRED STOCKS - 1.00%
	Beverages - 1.00%
8,350	Companhia de Bebidas das Americas - ADR	301,352

	Total Preferred Stocks (Cost $238,269)	301,352

Number of Contracts
	PURCHASED OPTIONS - 0.17%
	Put Options - 0.17%
19	priceline.com, Inc. Expiration: April 21, 2012, Exercise Price: $435.00	52,250

	Total Purchased Options (Cost $48,182)	52,250

Number of Shares
	SHORT-TERM INVESTMENTS - 5.28%
	Money Market Fund - 5.28%
1,594,392	Federated Prime Obligations Fund Effective Yield, 0.200%	1,594,392

	Total Short-Term Investments (Cost $1,594,392)	1,594,392

	Total Investments (Cost $27,121,212) - 99.28%	29,956,940
	Other Assets in Excess of Liabilities - 0.72%	217,433

	TOTAL NET ASSETS - 100.00%	$30,174,373

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.

See notes to financial statements.

Genworth PYRAMIS® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value

	COMMON STOCKS - 91.39%
	Aerospace & Defense - 2.27%
17,300	BE Aerospace, Inc. (a)	$669,683
11,470	Triumph Group, Inc.	670,422

		1,340,105

	Airlines - 0.40%
4,000	Copa Holdings, S.A.	234,680

	Auto Components - 1.10%
21,730	Tenneco, Inc. (a)	647,119

	Biotechnology - 3.61%
32,560	Affymax, Inc. (a)	215,222
22,300	Amarin Corporation Plc - ADR (a)	167,027
4,730	Anthera Pharmaceuticals, Inc. (a)	29,042
14,760	BioMarin Pharmaceutical, Inc. (a)	507,449
58,240	Chelsea Therapeutics International, Ltd. (a)	298,771
36,320	Idenix Pharmaceuticals, Inc. (a)	270,402
12,730	Onyx Pharmaceuticals, Inc. (a)	559,483
1,490	Regeneron Pharmaceuticals (a)	82,591

		2,129,987

	Capital Markets - 1.92%
31,490	FXCM, Inc.	307,028
8,070	GFI Group, Inc.	33,248
39,500	Invesco, Ltd.	793,555

		1,133,831

	Chemicals - 4.46%
9,260	Airgas, Inc.	723,021
17,100	Ashland, Inc.	977,437
10,160	Innospec, Inc. (a)	285,191
16,420	Rockwood Holdings, Inc. (a)	646,455

		2,632,104

	Commercial Banks - 5.09%
31,060	Comerica, Inc.	801,348
23,320	First Horizon National Corp.	186,560
42,440	FirstMerit Corp.	642,117
22,630	IBERIABANK Corp.	1,115,659
58,810	Regions Financial Corp.	252,883

		2,998,567

	Commercial Services & Supplies - 1.51%
9,740	Multi-Color Corp.	250,610
19,250	Waste Connections, Inc.	637,945

		888,555

	Communications Equipment - 3.24%
25,430	ADTRAN, Inc.	766,968
31,300	Finisar Corp. (a)	524,119
30,410	Juniper Networks, Inc. (a)	620,668

		1,911,755

	Computers & Peripherals - 1.05%
22,800	NCR Corp. (a)	375,288
7,970	Western Digital Corp. (a)	246,672

		621,960

	Construction & Engineering - 1.42%
30,020	KBR, Inc.	836,657

	Consumer Finance - 1.71%
55,930	DFC Global Corp. (a)	1,010,096

Number of Shares		Value

	Diversified Financial Services - 0.81%
31,860	Interactive Brokers Group, Inc.	$475,988

	Diversified Telecommunication Services - 0.23%
8,080	Cogent Communications Group, Inc. (a)	136,471

	Electric Utilities - 2.70%
7,810	ITC Holdings Corp.	592,623
22,300	Portland General Electric Co.	563,967
12,330	UIL Holdings, Corp.	436,112

		1,592,702

	Electronic Equipment & Instruments - 1.50%
21,050	AMETEK, Inc.	886,205

	Energy Equipment & Services - 2.75%
6,060	Oil States International, Inc. (a)	462,802
28,500	Pacific Drilling S.A. (a)	265,050
18,330	Patterson-UTI Energy, Inc.	366,233
17,370	Rowan Companies, Inc. (a)	526,833

		1,620,918

	Food Products - 1.38%
33,900	Chiquita Brands International, Inc. (a)	282,726
16,760	Flowers Foods, Inc.	318,104
4,710	Green Mountain Coffee Roasters, Inc. (a)	211,244

		812,074

	Health Care Equipment & Supplies - 3.90%
5,950	Analogic Corp.	341,054
28,780	Conceptus, Inc. (a)	363,779
11,230	DENTSPLY International, Inc.	392,938
31,460	Hologic, Inc. (a)	550,865
9,010	Meridian Bioscience, Inc.	169,748
2,600	Orthofix International N.V. (a)	91,598
6,300	Sirona Dental Systems, Inc. (a)	277,452
6,870	Wright Medical Group, Inc. (a)	113,355

		2,300,789

	Health Care Providers & Services - 1.55%
7,980	Hanger Orthopedic Group, Inc. (a)	149,146
12,320	Omnicare, Inc.	424,424
5,060	Universal Health Services, Inc.	196,632
2,770	WellCare Health Plans, Inc. (a)	145,425

		915,627

	Hotels, Restaurants & Leisure - 2.71%
16,820	Darden Restaurants, Inc.	766,656
21,840	Penn National Gaming, Inc. (a)	831,448

		1,598,104

	Household Products - 0.62%
13,440	Spectrum Brands Holdings, Inc. (a)	368,256

	Industrial Conglomerates - 1.94%
25,890	Carlisle Companies, Inc.	1,146,927

	Insurance - 4.45%
17,260	Assurant, Inc.	708,696
10,300	Delphi Financial Group, Inc.	456,290
20,100	Platinum Underwriters Holdings, Ltd.	685,611
14,880	Reinsurance Group of America	777,480

		2,628,077

	Internet Software & Services - 2.23%
15,340	Akamai Technologies, Inc. (a)	495,175

See notes to financial statements.

Genworth PYRAMIS® Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet Software & Services (Continued)
8,120	Equinix, Inc. (a)	$823,368

		1,318,543

	IT Services - 2.10%
27,400	Genpact Limited (a)	409,630
65,920	Sapient Corp.	830,592

		1,240,222

	Leisure Equipment & Products - 0.57%
10,580	Hasbro, Inc.	337,396

	Life Sciences Tools & Services - 0.20%
4,100	Qiagen N.V. (a)	56,621
14,430	Sequenom, Inc. (a)	64,214

		120,835

	Machinery - 6.10%
14,660	AGCO Corp. (a)	629,940
26,720	Colfax Corp. (a)	760,986
26,680	Commercial Vehicle Group, Inc. (a)	241,187
8,170	Flowserve Corp.	811,445
14,580	Navistar International Corporation (a)	552,290
14,610	Nordson Corp.	601,640

		3,597,488

	Media - 1.72%
21,570	Cablevision Systems Corp.	306,725
59,330	Regal Entertainment Group	708,401

		1,015,126

	Metals & Mining - 1.92%
7,790	Compass Minerals International, Inc.	536,341
4,620	Royal Gold, Inc.	311,527
4,670	Walter Energy, Inc.	282,815

		1,130,683

	Multiline Retail - 1.04%
10,600	Family Dollar Stores, Inc.	611,196

	Multi-Utilities - 2.09%
38,050	AES Corp. (a)	450,512
13,810	OGE Energy Corp.	783,165

		1,233,677

	Oil & Gas - 3.94%
6,940	Berry Petroleum Company	291,619
3,160	Concho Resources, Inc. (a)	296,250
16,030	Denbury Resources, Inc. (a)	242,053
24,790	Northern Oil & Gas, Inc. (a)	594,463
3,570	Pioneer Natural Resources Co.	319,444
7,950	SM Energy Co.	581,145

		2,324,974

	Personal Products - 1.09%
13,250	Nu Skin Enterprises, Inc.	643,553

	Pharmaceuticals - 1.07%
7,880	Endo Pharmaceuticals Holdings, Inc. (a)	272,096
10,720	Medicis Pharmaceutical Corp.	356,440

		628,536

	Semiconductor & Semiconductor Equipment - 2.37%
19,000	Avago Technologies, Ltd.	548,340

Number of Shares		Value

	Semiconductor & Semiconductor Equipment (Continued)
9,400	NXP Semiconductors N.V. (a)	$144,478
51,600	Teradyne, Inc. (a)	703,308

		1,396,126

	Software - 4.46%
8,300	Check Point Software Technologies, Ltd. (a)	436,082
83,200	Compuware Corp. (a)	692,224
8,540	DemandTec, Inc. (a)	112,472
14,340	Pegasystems, Inc.	421,596
16,700	Rovi Corp. (a)	410,486
8,030	Sourcefire, Inc. (a)	260,011
12,500	Tibco Software, Inc. (a)	298,875

		2,631,746

	Specialty Retail - 4.56%
18,710	Abercrombie & Fitch Co.	913,796
17,150	PetSmart, Inc.	879,624
22,570	Vitamin Shoppe, Inc. (a)	900,092

		2,693,512

	Textiles, Apparel & Luxury Goods - 1.99%
21,620	Hanesbrands, Inc. (a)	472,613
15,100	Lululemon Athletica, Inc. (a)	704,566

		1,177,179

	Water Utilities - 0.96%
17,760	American Water Works Co., Inc.	565,834

	Wireless Telecommunication Services - 0.66%
3,670	NII Holdings, Inc. (a)	78,171
7,280	SBA Communications Corp. (a)	312,749

		390,920

	Total Common Stocks (Cost $52,745,714)	53,925,100

	REAL ESTATE INVESTMENT TRUSTS - 7.24%
	Real Estate Investment Trusts - 7.24%
23,280	American Campus Communities, Inc.	976,829
53,680	Douglas Emmett, Inc.	979,123
8,460	Essex Property Trust, Inc.	1,188,715
25,860	Post Properties, Inc.	1,130,599

	Total Real Estate Investment Trusts (Cost $3,876,443)	4,275,266

	SHORT-TERM INVESTMENTS - 0.78%
	Money Market Fund - 0.78%
459,890	Federated Prime Obligations Fund Effective Yield, 0.200%	459,890

	Total Short-Term Investments (Cost $459,890)	459,890

	Total Investments (Cost $57,082,047) - 99.41%	58,660,256
	Other Assets in Excess of Liabilities - 0.59%	346,568

	TOTAL NET ASSETS - 100.00%	$59,006,824

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value

	COMMON STOCKS - 97.76%
	Aerospace & Defense - 0.90%
2,140	Lockheed Martin Corp.	$173,126

	Automobiles - 0.56%
2,754	Harley Davidson, Inc.	107,048

	Beverages - 4.46%
2,395	Diageo Plc - ADR	209,371
5,085	Heineken Holding N.V.	207,807
6,300	The Coca-Cola Co.	440,811

		857,989

	Capital Markets - 6.85%
2,375	Ameriprise Financial, Inc.	117,895
670	Goldman Sachs Group, Inc.	60,588
5,950	Julius Baer Group Ltd.	231,767
41,245	The Bank of New York Mellon Corp.	821,188
7,680	The Charles Schwab Corporation	86,477

		1,317,915

	Chemicals - 4.41%
1,370	Air Products & Chemicals, Inc.	116,710
1,750	Ecolab, Inc.	101,168
5,095	Monsanto Co.	357,006
3,520	Potash Corp. of Saskatchewan, Inc. - ADR	145,306
1,200	Praxair, Inc.	128,280

		848,470

	Commercial Banks - 5.49%
38,323	Wells Fargo & Company	1,056,182

	Commercial Services & Supplies - 2.05%
12,822	Iron Mountain, Inc.	394,918

	Computers & Peripherals - 0.77%
5,785	Hewlett-Packard Co.	149,022

	Construction Materials - 0.43%
1,090	Martin Marietta Materials, Inc.	82,197

	Consumer Finance - 4.91%
20,040	American Express Co.	945,287

	Containers & Packaging - 0.44%
4,970	Sealed Air Corp.	85,534

	Distributors - 0.22%
23,000	Li & Fung	42,380

	Diversified Financial Services - 0.45%
1,556	Bank of America Corporation	8,651
140	CME Group, Inc.	34,114
1,310	JPMorgan Chase & Co.	43,558

		86,323

	Electronic Equipment & Instruments - 0.34%
1,900	Agilent Technologies, Inc. (a)	66,367

	Energy Equipment & Services - 0.64%
505	Schlumberger Ltd.	34,497
2,305	Transocean Ltd.	88,489

		122,986

	Food & Staples Retailing - 9.96%
10,800	Costco Wholesale Corporation	899,856
24,949	CVS Caremark Corporation	1,017,421

		1,917,277

Number of Shares		Value

	Food Products - 1.29%
2,860	Kraft Foods, Inc.	$106,849
830	Nestle S.A.	47,662
2,730	Unilever N.V. - ADR	93,830

		248,341

	Health Care Equipment & Supplies - 0.82%
2,040	Baxter International, Inc.	100,939
760	Becton Dickinson & Co.	56,787

		157,726

	Health Care Providers & Services - 2.03%
8,748	Express Scripts, Inc. (a)	390,948

	Household Durables - 0.15%
790	Hunter Douglas N.V.	29,672

	Insurance - 11.98%
1,980	ACE Ltd.	138,838
530	Aon Corp.	24,804
5	Berkshire Hathaway, Inc. - Class A (a)	573,774
830	Everest Re Group, Ltd.	69,795
370	Fairfax Financial Holdings Ltd.	159,544
15,117	Loews Corporation	569,155
65	Markel Corp. (a)	26,954
25,969	The Progressive Corporation	506,655
4,308	Transatlantic Holdings, Inc.	235,777

		2,305,296

	Internet & Catalog Retail - 0.87%
1,825	Expedia, Inc.	52,962
990	Netflix, Inc. (a)	68,597
1,825	Tripadvisor, Inc. (a)	46,008

		167,567

	Internet Software & Services - 3.28%
974	Google, Inc. (a)	629,106

	IT Services - 0.45%
860	Visa, Inc.	87,316

	Machinery - 0.39%
2,020	PACCAR, Inc.	75,689

	Marine - 0.89%
52,400	China Shipping Development Co. Ltd.	32,593
1,230	Kuehne & Nagel International A.G.	137,735

		170,328

	Media - 2.07%
1,636	Grupo Televisa, S.A. - ADR	34,454
4,640	Liberty Media Corporation - Interactive (a)	75,238
7,700	The Walt Disney Co.	288,750

		398,442

	Metals & Mining - 1.09%
3,430	BHP Billiton Plc	100,278
4,500	MMX Mineracao e Metalicos S.A. (a)	6,876
2,088	Rio Tinto Plc	101,990

		209,144

	Oil & Gas - 12.07%
16,430	Canadian Natural Resource Ltd.	613,989
80,800	China Coal Energy Company Ltd.	86,736
3,479	Devon Energy Corp.	215,698
6,730	EOG Resources, Inc.	662,971

See notes to financial statements.

Genworth Davis NY Venture Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
6,670	Occidental Petroleum Corp.	$624,979
16,070	OGX Petroleo e Gas Participacoes S.A. (a)	117,343

		2,321,716

	Paper & Forest Products - 0.06%
16,520	Sino-Forest Corp. (a)(b)	11,189

	Personal Products - 0.14%
1,390	Natura Cosmeticos S.A.	27,021

	Pharmaceuticals - 6.22%
5,970	Johnson & Johnson	391,513
12,249	Merck & Co., Inc.	461,788
2,030	Roche Holdings A.G.	343,310

		1,196,611

	Real Estate Management & Development - 1.34%
3,265	Brookfield Asset Management, Inc.	89,722
30,700	Hang Lung Group Ltd.	168,011

		257,733

	Semiconductor & Semiconductor Equipment - 1.76%
2,600	Intel Corp.	63,050
9,485	Texas Instruments, Inc.	276,108

		339,158

	Software - 1.96%
8,920	Activision Blizzard, Inc.	109,894
8,820	Microsoft Corp.	228,968
1,500	Oracle Corp.	38,475

		377,337

	Specialty Retail - 3.56%
9,375	Bed Bath & Beyond, Inc. (a)	543,468
4,612	CarMax, Inc. (a)	140,574

		684,042

	Textiles, Apparel & Luxury Goods - 0.16%
600	Cie. Financiere Richemont S.A.	30,182

	Tobacco - 0.85%
2,084	Philip Morris International, Inc.	163,552

	Transportation Infrastructure - 1.12%
72,484	China Merchants Holdings International Co. Ltd.	209,647
2,960	LLX Logistica S.A. (a)	5,348

		214,995

	Wireless Telecommunication Services - 0.33%
2,810	America Movil, S.A.B de C.V. - ADR	63,506

	Total Common Stocks (Cost $17,179,030)	18,809,638

Number of Shares		Value

	SHORT-TERM INVESTMENTS - 2.97%
	Money Market Fund - 2.97%
572,245	Federated Prime Obligations Fund Effective Yield, 0.200%	$572,245

	Total Short-Term Investments (Cost $572,245)	572,245

	Total Investments (Cost $17,751,275) - 100.73%	19,381,883
	Liabilities in Excess of Other Assets - (0.73)%	(140,796)

	TOTAL NET ASSETS - 100.00%	$19,241,087

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.
(b)	As of December 31, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $11,189 which represents 0.06% of total net assets.

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value

	COMMON STOCKS - 95.18%
	Aerospace & Defense - 3.88%
8,879	Boeing Co.	$651,275
4,849	General Dynamics Corp.	322,022
3,922	Lockheed Martin Corp.	317,290
13,875	United Technologies Corp.	1,014,124

		2,304,711

	Auto Components - 0.48%
9,141	Johnson Controls, Inc.	285,748

	Beverages - 1.00%
8,986	PepsiCo, Inc.	596,221

	Biotechnology - 1.71%
15,844	Amgen, Inc.	1,017,343

	Capital Markets - 1.76%
6,229	Ameriprise Financial, Inc.	309,208
4,828	Goldman Sachs Group, Inc.	436,595
7,402	State Street Corp.	298,375

		1,044,178

	Chemicals - 0.51%
3,569	Air Products & Chemicals, Inc.	304,043

	Commercial Banks - 6.66%
35,934	Fifth Third Bancorp	457,080
58,889	KeyCorp	452,856
17,263	The PNC Financial Services Group, Inc.	995,558
19,864	U.S. Bancorp	537,321
55,041	Wells Fargo & Company	1,516,931

		3,959,746

	Computers & Peripherals - 4.74%
3,763	Apple, Inc. (a)	1,524,015
12,207	Hewlett-Packard Co.	314,452
5,321	International Business Machines Corp.	978,425

		2,816,892

	Consumer Finance - 1.82%
22,898	American Express Co.	1,080,099

	Diversified Financial Services - 3.51%
22,702	Citigroup, Inc.	597,290
44,690	JPMorgan Chase & Co.	1,485,942

		2,083,232

	Diversified Telecommunication Services - 3.71%
42,847	AT&T, Inc.	1,295,693
22,645	Verizon Communications, Inc.	908,517

		2,204,210

	Electric Utilities - 3.00%
23,293	American Electric Power Company, Inc.	962,234
27,904	PPL Corp.	820,936

		1,783,170

	Energy Equipment & Services - 0.68%
8,280	Baker Hughes, Inc.	402,739

	Food & Staples Retailing - 2.41%
27,119	CVS Caremark Corporation	1,105,913
5,440	Wal-Mart Stores, Inc.	325,094

		1,431,007

Number of Shares		Value

	Food Products - 3.04%
18,209	Kraft Foods, Inc.	$680,289
8,419	Nestle S.A.	483,449
18,682	Unilever N.V. - ADR	642,100

		1,805,838

	Health Care Equipment & Supplies - 1.06%
13,952	Covidien Plc	627,980

	Health Care Providers & Services - 3.26%
3,891	Humana, Inc.	340,891
31,452	UnitedHealth Group, Inc.	1,593,987

		1,934,878

	Hotels, Restaurants & Leisure - 0.90%
16,317	Carnival Corp.	532,587

	Industrial Conglomerates - 2.46%
81,585	General Electric Co.	1,461,187

	Insurance - 5.59%
10,471	ACE Ltd.	734,227
6,966	Aon Corp.	326,009
19,353	MetLife, Inc.	603,427
12,095	Prudential Financial, Inc.	606,201
6,976	The Travelers Companies, Inc.	412,770
32,443	XL Group Plc	641,398

		3,324,032

	IT Services - 0.17%
1,864	Accenture Plc	99,221

	Life Sciences Tools & Services - 0.64%
8,395	Thermo Fisher Scientific, Inc. (a)	377,523

	Machinery - 0.64%
4,912	Deere & Co.	379,943

	Media - 3.50%
21,619	Comcast Corp.	512,586
27,053	The Walt Disney Co.	1,014,488
15,246	Time Warner, Inc.	550,990

		2,078,064

	Metals & Mining - 2.47%
10,405	BHP Billiton Ltd. - ADR	734,905
19,958	Freeport-McMoRan Copper & Gold, Inc.	734,255

		1,469,160

	Multiline Retail - 1.73%
8,158	Kohl’s Corp.	402,597
9,724	Macys, Inc.	312,918
6,144	Target Corp.	314,696

		1,030,211

	Multi-Utilities - 3.94%
17,499	PG&E Corporation	721,309
23,889	Public Service Enterprise Group, Inc.	788,576
15,135	Sempra Energy	832,424

		2,342,309

	Oil & Gas - 12.33%
8,513	Anadarko Petroleum Corp.	649,797
3,644	Apache Corp.	330,074
14,569	Chevron Corp.	1,550,141
15,035	ConocoPhillips	1,095,600

See notes to financial statements.

Genworth Eaton Vance Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil & Gas (Continued)
16,081	Exxon Mobil Corp.	$1,363,026
8,750	Hess Corp.	497,000
14,898	Occidental Petroleum Corp.	1,395,943
13,400	Peabody Energy Corp.	443,674

		7,325,255

	Pharmaceuticals - 7.68%
26,722	Johnson & Johnson	1,752,429
27,195	Merck & Co., Inc.	1,025,252
82,835	Pfizer, Inc.	1,792,548

		4,570,229

	Road & Rail - 1.96%
10,996	Union Pacific Corp.	1,164,916

	Software - 3.41%
39,461	Microsoft Corp.	1,024,408
39,019	Oracle Corp.	1,000,837

		2,025,245

	Specialty Retail - 2.02%
18,592	The TJX Companies, Inc.	1,200,114

	Tobacco - 1.30%
9,827	Philip Morris International, Inc.	771,223

	Wireless Telecommunication Services - 1.21%
25,658	Vodafone Group plc - ADR	719,194

	Total Common Stocks (Cost $46,531,611)	56,552,448

	REAL ESTATE INVESTMENT TRUSTS - 3.84%
	Real Estate Investment Trusts - 3.84%
5,794	AvalonBay Communities, Inc.	756,696
7,331	Boston Properties, Inc.	730,168
6,148	Simon Property Group, Inc.	792,723

	Total Real Estate Investment Trusts (Cost $1,499,772)	2,279,587

	SHORT-TERM INVESTMENTS - 1.55%
	Money Market Fund - 1.55%
920,029	Federated Prime Obligations Fund
	Effective Yield, 0.200%	920,029

	Total Short-Term Investments (Cost $920,029)	920,029

	Total Investments (Cost $48,951,412) - 100.57%	59,752,064
	Liabilities in Excess of Other Assets - (0.57)%	(337,151)

	TOTAL NET ASSETS - 100.00%	$59,414,913

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.

See notes to financial statements.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value

	COMMON STOCKS - 98.07%
	Aerospace & Defense - 2.20%
18,430	L-3 Communications Holdings, Inc.	$1,228,912

	Biotechnology - 17.43%
11,240	Alkermes Plc (a)	195,126
50,550	Amgen, Inc.	3,245,815
49,010	Biogen Idec, Inc. (a)	5,393,550
16,120	Human Genome Sciences, Inc. (a)	119,127
10,200	Immunogen, Inc. (a)	118,116
9,620	ISIS Pharmaceuticals, Inc. (a)	69,360
18,350	Vertex Pharmaceuticals, Inc. (a)	609,404

		9,750,498

	Capital Markets - 0.60%
11,630	Cohen & Steers, Inc.	336,107

	Communications Equipment - 0.10%
5,270	Arris Group, Inc. (a)	57,021

	Computers & Peripherals - 4.73%
38,900	SanDisk Corporation (a)	1,914,269
44,560	Seagate Technology Plc	730,784

		2,645,053

	Construction & Engineering - 0.96%
10,730	Fluor Corp.	539,183

	Electronic Equipment & Instruments - 1.91%
1,920	Dolby Laboratories, Inc. (a)	58,579
32,780	TE Connectivity Ltd.	1,009,952

		1,068,531

	Energy Equipment & Services - 10.63%
16,920	Core Laboratories N.V.	1,928,034
20,500	National-Oilwell Varco, Inc.	1,393,795
179,430	Weatherford International Ltd. (a)	2,626,855

		5,948,684

	Health Care Equipment & Supplies - 2.19%
27,220	Covidien Plc	1,225,172

	Health Care Providers & Services - 8.60%
94,910	UnitedHealth Group, Inc.	4,810,039

	Industrial Conglomerates - 3.36%
40,190	Tyco International Ltd.	1,877,274

	Machinery - 2.78%
27,190	Pall Corp.	1,553,909

	Media - 19.14%
21,275	AMC Networks, Inc. (a)	799,515
425	Ascent Media Corp. (a)	21,556
85,100	Cablevision Systems Corp.	1,210,122
8,090	CBS Corp.	219,563
16,800	Comcast Corp.	398,328
132,670	Comcast Corp. - Series C	3,125,704
25,541	DIRECTV (a)	1,092,133
6,890	Discovery Communications, Inc. (a)	282,283
6,890	Discovery Communications, Inc. - Series C (a)	259,753
5,810	Liberty Global, Inc. (a)	238,384
5,920	Liberty Global, Inc. - Series C (a)	233,958
10,551	Liberty Media Corporation (a)	823,506
46,850	Liberty Media Corporation - Interactive (a)	759,673

Number of Shares		Value

	Media (Continued)
28,445	Madison Square Garden, Inc. (a)	$814,665
7,250	Viacom, Inc.	329,223
10,340	World Wrestling Entertainment, Inc.	96,369

		10,704,735

	Metals & Mining - 1.82%
18,480	Freeport-McMoRan Copper & Gold, Inc.	679,880
8,590	Nucor Corp.	339,906

		1,019,786

	Oil & Gas - 7.67%
56,175	Anadarko Petroleum Corp.	4,287,838

	Pharmaceuticals - 6.81%
89,030	Forest Laboratories, Inc. (a)	2,694,048
5,090	Teva Pharmaceutical Industries Ltd. - ADR	205,432
19,511	Valeant Pharmaceuticals International, Inc. (a)	910,969

		3,810,449

	Semiconductor & Semiconductor Equipment - 3.94%
39,990	Broadcom Corp.	1,174,107
9,850	Cree, Inc. (a)	217,094
25,900	Intel Corp.	628,075
7,260	Standard Microsystems Corp. (a)	187,090

		2,206,366

	Software - 1.69%
16,680	Advent Software, Inc. (a)	406,325
13,830	Autodesk, Inc. (a)	419,464
2,000	Citrix Systems, Inc. (a)	121,440

		947,229

	Specialty Retail - 0.17%
18,870	Charming Shoppes, Inc. (a)	92,463

	Thrifts & Mortgage Finance - 1.34%
35,550	Astoria Financial Corp.	301,820
35,980	New York Community Bancorp, Inc.	445,072

		746,892

	Total Common Stocks (Cost $27,838,822)	54,856,141

	SHORT-TERM INVESTMENTS - 1.93%
	Money Market Fund - 1.93%
1,078,656	Federated Prime Obligations Fund Effective Yield, 0.200%	1,078,656

	Total Short-Term Investments (Cost $1,078,656)	1,078,656

	Total Investments (Cost $28,917,478) - 100.00%	55,934,797
	Other Assets in Excess of Liabilities - 0.00%	160

	TOTAL NET ASSETS - 100.00%	$55,934,957

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income Producing.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Principal Amount		Value

	ASSET BACKED SECURITIES - 5.15%
	Aircraft Certificate Owner Trust
$65,227	Series 2003-1A, 6.455%, 09/20/2022 (Acquired 2/8/2011, Cost $64,901) (c)	$64,249
1,000,000	Series 2003-1A, 7.001%, 09/20/2022 (Acquired 2/8/2011, Cost $949,888) (c)	917,951
1,370,404	American Money Management Corp.
	Series 2005-5A, 0.798%, 08/08/2017 (Acquired 2/26/2010, Cost $1,341,189) (b)(c)	1,308,704
825,744	Ares CLO
	Series 2006-6RA, 0.768%, 03/12/2018 (Acquired 2/12/2010, Cost $804,095) (b)(c)	787,244
	Citibank Omni Master Trust
1,100,000	Series 2009-A8, 2.378%, 05/15/2016 (Acquired 2/25/2011, Cost $1,105,390) (b)(c)	1,106,858
1,100,000	Series 2009-A14, 3.028%, 08/15/2018 (Acquired 2/18/2011, Cost $1,156,759) (b)(c)	1,154,691
	Magnolia Funding Ltd.
377,159	Series A1 2010-1A, 3.000%, 04/20/2017 (Acquired 3/24/2010, Cost $503,629) (c)	489,601
1,200,000	Series A2 2010-1A, 3.000%, 04/20/2017 (Acquired 3/24/2010, Cost $1,567,986) (c)	1,533,683
700,000	Permanent Master Issuer Plc
	Series 2011-1A, 2.872%, 07/15/2042 (Acquired 4/14/2011, Cost $1,014,507) (b)(c)	902,937
140,679	Plymouth Rock CLO
	Series 2010-1A, 1.961%, 02/16/2019 (Acquired 12/3/2010, Cost $140,679) (b)(c)	139,222
	SLM Student Loan Trust
668,619	Series 2007-2, 0.418%, 07/25/2017 (b)	663,309
527,960	Series 2008-9, 1.918%, 04/25/2023 (b)	540,773
1,207,752	Series 2009-C, 4.500%, 11/15/2043 (Acquired 2/8/2011, Cost $1,176,237) (b)(c)	1,146,283
79,674	Structured Asset Securities Corp.
	Series 2005-AR1, 0.504%, 09/25/2035 (b)	78,251

	Total Asset Backed Securities (Cost $11,065,233)	10,833,756

	BANK LOAN OBLIGATIONS- 0.65%
	iStar Financial, Inc.
153,673	5.000%, 06/30/2013	152,877
230,959	5.000%, 06/28/2013	229,763
497,500	Quintiles Transnational Corp. 5.000%, 05/10/2018	489,821
498,750	Terex Corp. 5.500%, 04/28/2017	501,443

	Total Bank Loan Obligations (Cost $1,368,280)	1,373,904

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 8.97%
$818,831	American Home Mortgage Investment Trust
	Series 2004-4, 2.620%, 02/25/2045 (b)	$701,479
99,085	Asset Backed Funding Certificates
	Series 2005-HE2, 0.774%, 06/25/2035 (b)	97,254
255,891	Banc of America Funding Corp.
	Series 2005-4, 5.500%, 08/25/2035	253,969
500,000	Banc of America Re-Remic Trust
	Series 2011-O7C1, 5.383%, 02/17/2040 (Acquired 5/26/2011, Cost $538,755) (c)	543,597
764,260	Bank of America Large Loan, Inc.
	Series FLT, 2.028%, 11/15/2015 (Acquired 11/18/2010, Cost $709,675) (b)(c)	692,168
	Bank of America Mortgage Securities
475,737	Series 2004-A, 2.841%, 02/25/2034 (b)	390,941
524,740	Series 2005-E, 5.295%, 06/25/2035 (b)	460,199
37,806	Citigroup Mortgage Loan Trust, Inc.
	Series 2005-6, 2.450%, 09/25/2035 (b)	30,167
600,000	Commercial Mortgage Loan Trust
	Series FLT, 6.007%, 12/10/2049 (b)	647,447
	Countrywide Alternative Loan Trust
214,884	Series 2007-7T2, 6.000%, 04/25/2037	135,186
382,269	Series 2006-OA21, 0.475%, 03/20/2047 (b)	170,161
	Countrywide Home Loans
253,244	Series 2004-29, 0.624%, 02/25/2035 (b)	147,918
104,482	Series 2005-24, 5.500%, 11/25/2035	92,543
1,402,270	Series 2005-HYB9, 2.610%, 02/20/2036 (b)	830,493
177,980	Series 2006-OA5, 0.494%, 04/25/2046 (b)	89,596
	DBUBS Mortgage Trust
600,000	Series 2011-LC2, 3.386%, 07/12/2044	624,107
600,000	Series 2011-LC3, 3.642%, 08/12/2044 (Acquired 6/17/2011, Cost $603,187) (b)(c)	636,040
1,152,596	Deutsche ALT-A Securities, Inc.
	Series 2005-1, 0.794%, 02/25/2035 (b)	840,293
656,276	DLJ Commercial Mortgage Corp.
	Series 1998-CF2, 6.040%, 11/12/2031 (Acquired 4/15/2011, Cost $680,563) (c)	666,515
1,948,990	First Horizon Alternative Mortgage Securities
	Series FLT, 2.235%, 08/25/2034 (b)	1,566,371

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$25,300	Globaldrive Auto Receivables
	Series 2008-2, 4.000%, 10/20/2016	$32,953
600,000	Gosforth Funding Plc
	2.432%, 04/24/2047 (b)	912,415
155,341	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9, 5.381%, 03/10/2039	156,279
	GS Mortgage Securities Corp.
194,890	Series 2007-EOP, 1.142%, 03/06/2020 (Acquired 11/4/2010 and 5/3/2011, Cost $192,313) (b)(c)	193,300
200,000	Series 2007-EOP, 1.317%, 03/06/2020 (Acquired 3/8/2010, Cost $191,321) (b)(c)	198,249
300,000	Series 2007-EOP, 1.535%, 03/06/2020 (Acquired 10/4/2010, Cost $285,649) (b)(c)	298,143
	GSR Mortgage Loan Trust
300,000	Series 2005-AR6, 2.680%, 09/25/2035 (b)	224,385
37,369	Series 2005-AR6, 2.685%, 09/25/2035 (b)	32,696
339,729	Series 2005-AR7, 5.093%, 11/25/2035 (b)	296,827
92,218	Series 2007-3F, 5.000%, 05/25/2037	82,727
	Harborview Mortgage Loan Trust
202,171	Series 2006-9, 0.495%, 11/19/2036 (b)	111,243
110,604	Series FLT, 0.475%, 12/19/2036 (b)	64,294
443,669	IXIS Real Estate Capital Trust
	Series A-3, 0.634%, 02/25/2036 (b)	383,090
678,146	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C1, 3.853%, 06/15/2043 (Acquired 6/8/2011, Cost $705,349) (c)	711,441
872,308	JP Morgan Mortgage Acqusition Corp.
	Series 2006-FRE1, 0.484%, 05/25/2035 (b)	743,686
86,049	JP Morgan Mortgage Trust
	Series 2006-S2, 5.875%, 06/25/2021	80,691
174,750	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR, 2.255%, 06/25/2036 (b)	130,701
1,400,000	Morgan Stanley Re-Remic Trust
	Series 2011-R2, 5.250%, 05/27/2037 (Acquired 5/5/2011, Cost $1,297,478) (c)	1,265,699
192,855	Newgate Funding Plc
	Pool #2007-3X, 1.661%, 12/15/2050 (b)	291,725
945,917	Nomura Asset Acceptance Corp.
	Series 2005-AR5, 2.498%, 10/25/2035 (b)	592,011

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$503,944	Opera Finance Plc
	Series CSC3, 1.215%, 04/25/2017 (b)	$686,748
800,000	RBSCF Trust
	Series 2010-RR3, 5.467%, 09/16/2039 (Acquired 4/1/2010, Cost $815,516) (b)(c)	876,935
335,499	Structured Asset Mortgage Corp.
	Series 2006-AR3, 0.504%, 04/25/2036 (b)	176,714
311,545	Titan Europe Plc 1.262%, 10/23/2016 (b)	408,230
227,672	Washington Mutual
	Series 2006-AR14, 2.312%, 11/25/2036 (b)	150,976
182,187	Wells Fargo Mortgage Backed Securities
	Series 2006-AR8, 2.696%, 04/25/2036 (b)	140,518

	Total Collateralized Mortgage Obligations (Cost $19,062,886)	18,859,120

Number of Shares
	COMMON STOCKS - 0.03%
	Software - 0.03%
6,645	Zynga, Inc. (a)	62,529

	Total Common Stocks (Cost $66,450)	62,529

Principal Amount
	CORPORATE OBLIGATIONS - 27.40%
	Airlines - 0.16%
$307,143	United Airlines, Inc. 10.400%, 11/01/2016	339,761
	Building Products - 0.29%
600,000	Masco Corp. 5.875%, 07/15/2012	608,984
	Capital Markets - 0.19%
500,000	Morgan Stanley 0.855%, 10/18/2016 (b)	401,675
	Commercial Banks - 7.07%
300,000	Banco do Brasil S.A. 4.500%, 01/20/2016 (Acquired 1/13/2011, Cost $398,295) (c)	383,608
	Banco Santander S.A.
600,000	2.006%, 01/19/2016 (Acquired 1/11/2011, Cost $600,000) (b)(c)	558,000
400,000	4.250%, 01/14/2016 (Acquired 1/10/2011, Cost $397,048) (c)	382,000
200,000	2.659%, 03/18/2014 (Acquired 3/22/2011, Cost $200,000) (b)(c)	190,657
400,000	Coöperatieve Centrale Raiffeisen-Boerenleenbank B.A. 1.850%, 01/10/2014	398,137
500,000	Export-Import Bank of Korea 1.592%, 03/13/2012 (Acquired 9/3/2010, Cost $500,000) (b)(c)	499,732
100,000	HBOS Plc 2.071%, 03/29/2016 (b)	98,622
400,000	HSBC Holdings Plc 5.100%, 04/05/2021	425,824

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Commercial Banks (Continued)
	ING Bank N.V.
$300,000	1.028%, 01/13/2012 (Acquired 1/7/2010, Cost $300,000) (b)(c)	$300,000
900,000	1.379%, 03/30/2012 (Acquired 4/15/2010, Cost $898,773) (b)(c)	897,886
900,000	2.625%, 02/09/2012 (Acquired 3/26/2009, Cost $899,744) (c)	899,744
	Intesa SanPaolo SpA
900,000	2.906%, 02/24/2014 (Acquired 2/14/2011, Cost $900,000) (b)(c)	792,884
300,000	0.906%, 01/19/2012 (b)	300,000
	Lloyds TSB Group Plc
700,000	4.875%, 01/21/2016	682,826
500,000	12.000%, 12/16/2024 (Acquired 12/15/2009, Cost $500,000) (b)(c)	458,691
300,000	Macquarie Bank Limited 2.600%, 01/20/2012 (Acquired 1/15/2010, Cost $300,194) (c)	300,194
2,300,000	Nordea Eiendomskreditt 0.804%, 04/07/2014 (Acquired 3/29/2011, Cost $2,300,000) (b)(c)	2,231,126
1,000,000	Santander US Debt S.A. 1.379%, 03/30/2012 (Acquired 3/23/2010, Cost $1,000,000) (b)(c)	998,284
	The Royal Bank of Scotland Group Plc
2,000,000	2.625%, 05/11/2012 (Acquired 5/5/2009, Cost $1,999,820) (c)	2,013,124
2,000,000	1.500%, 03/30/2012 (Acquired 11/20/2009, Cost $1,999,000) (c)	2,003,678
100,000	7.640%, 03/31/2049 (b)	54,125

		14,869,142

	Commercial Services & Supplies - 0.88%
	International Lease Finance Corp.
300,000	6.500%, 09/01/2014 (Acquired 8/11/2010, Cost $299,991) (c)	308,250
400,000	6.750%, 09/01/2016 (Acquired 8/11/2010, Cost $399,984) (c)	412,000
600,000	7.125%, 09/01/2018 (Acquired 8/11/2010, Cost $599,976) (c)	624,000
500,000	6.625%, 11/15/2013	500,000

		1,844,250

	Computers & Peripherals - 0.33%
700,000	Hewlett-Packard Co. 0.786%, 05/24/2013 (b)	693,396

	Consumer Finance - 1.69%
1,500,000	Ally Financial, Inc. 3.680%, 06/20/2014 (b)	1,410,240
	Ford Motor Credit Company LLC
900,000	7.800%, 06/01/2012	919,264
500,000	7.500%, 08/01/2012	516,353
200,000	GMAC, Inc. 6.625%, 05/15/2012	202,500
	HSBC Finance Corp.
100,000	0.957%, 06/01/2016 (b)	83,740
400,000	6.676%, 01/15/2021 (Acquired 12/8/2010, Cost $389,462) (c)	414,458

		3,546,555

	Containers & Packaging - 0.25%
500,000	Reynolds Group Issuer LLC 7.875%, 08/15/2019 (Acquired 7/26/2011, Cost $496,340) (c)	525,000

Principal Amount		Value

	Diversified Financial Services - 7.16%
$300,000	American General Finance Corp. 3.250%, 01/16/2013	$336,933
	CIT Group, Inc.
342,026	7.000%, 05/01/2015	343,138
70,043	7.000%, 05/01/2016	70,131
98,061	7.000%, 05/01/2017	98,184
	Citigroup, Inc.
700,000	6.125%, 11/21/2017	747,985
900,000	1.848%, 01/13/2014 (b)	875,733
100,000	4.750%, 02/10/2019 (b)	104,217
1,000,000	FBG Finance Ltd. 5.125%, 06/15/2015 (Acquired 2/9/2009, Cost $902,478) (c)	1,089,177
5,700,000	Glencore Funding LLC 6.000%, 04/15/2014 (Acquired 3/20/2009, Cost $3,816,537) (c)	5,890,767
500,000	JPMorgan Chase & Co. 3.450%, 03/01/2016	508,466
3,000,000	LeasePlan Corporation N.V. 3.000%, 05/07/2012 (Acquired 4/28/2009, Cost $2,999,190) (c)	3,023,171
493,122	Racers 0.479%, 07/25/2017 (Acquired 6/7/2010, Cost $474,124) (b)(c)	480,917
	SLM Corp.
100,000	5.375%, 05/15/2014	100,125
700,000	0.718%, 01/27/2014 (b)	633,109
400,000	Stone Street Trust 5.902%, 12/15/2015 (Acquired 12/8/2010, Cost $400,000) (c)	367,806
400,000	VEB Finance Ltd. 5.450%, 11/22/2017 (Acquired 11/10/2010, Cost $400,000) (c)	397,000

		15,066,859

	Energy Equipment & Services - 0.24%
500,000	Ensco Plc 3.250%, 03/15/2016	510,571

	Health Care Facilities - 0.20%
400,000	HCA, Inc. 7.250%, 09/15/2020	424,000

	Household Durables - 0.05%
100,000	Lennar Corp. 5.600%, 05/31/2015	99,000

	Independent Power Producers & Energy Traders - 0.29%
600,000	NRG Energy, Inc. 8.250%, 09/01/2020	606,000

	Insurance - 0.81%
200,000	American International Group, Inc. 5.600%, 10/18/2016	192,968
800,000	Hartford Financial Services Group, Inc. 6.000%, 01/15/2019	822,201
700,000	MetLife, Inc. 1.141%, 01/10/2014 (Acquired 1/4/2011, Cost $700,000) (b)(c)	699,684

		1,714,853

	Media - 0.10%
200,000	New York Times Co. 5.000%, 03/15/2015	203,676

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Metals & Mining - 0.67%
$600,000	Barrick Gold Corp. 1.750%, 05/30/2014	$606,272
700,000	Vale Overseas Ltd. 6.250%, 01/23/2017	792,342

		1,398,614

	Oil & Gas - 0.81%
	BP Capital Markets Plc
200,000	3.125%, 10/01/2015	209,670
400,000	4.500%, 10/01/2020	441,352
500,000	3.200%, 03/11/2016	524,525
500,000	Odebrecht Drilling Norbe VIII Ltd. 6.350%, 06/30/2021 (Acquired 11/10/2010, Cost $499,090) (c)	517,500

		1,693,047

	Real Estate - 0.55%
1,050,000	Reckson Operating Partnership LP 7.750%, 03/15/2020	1,153,360

	Specialty Retail - 1.82%
3,000,000	AutoZone, Inc. 7.125%, 08/01/2018	3,614,525
200,000	Macy’s Retail Holdings, Inc. 7.880%, 07/15/2015	231,093

		3,845,618

	Tobacco - 3.84%
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,347,204
5,000,000	9.250%, 08/06/2019	6,723,530

		8,070,734

	Total Corporate Obligations (Cost $52,023,569)	57,615,095

	FOREIGN DEBT OBLIGATIONS - 3.09%
3,900,000	Canada 2.500%, 09/01/2013	3,925,687
400,000	Instituto de Credito Oficial 3.154%, 03/25/2014 (b)	494,884
225,000	Mexican Bonos 10.000%, 12/05/2024	2,078,034

	Total Foreign Debt Obligations (Cost $6,791,559)	6,498,605

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 14.88%
469,508	Federal Home Administration 7.430%, 03/01/2021 (b)	464,626
	Federal Home Loan Mortgage Corp.
521,831	Series 3232, 0.728%, 10/15/2036 (b)	521,288
263,896	Series 3666, 1.008%, 05/15/2040 (b)	264,736
141,317	Series 3828, 12.365%, 02/15/2041 (Acquired 10/17/2011, Cost $145,071) (b)(d)	143,303
70,183	Series 3836, 12.515%, 04/15/2041 (Acquired 08/24/2011, Cost $72,616) (b)(d)	72,516
46,271	Series 3859, 12.515%, 05/15/2041 (Acquired 08/25/2011, Cost $47,551) (b)(d)	47,256

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
$93,192	Series 3904, 13.415%, 08/15/2041 (Acquired 08/24/2011, Cost $96,591) (b)(d)	$99,088
190,178	Series 3918, 11.299%, 09/15/2041 (b)	191,431
485,760	Series T-059, 6.500%, 10/25/2043	546,945
	Federal National Mortgage Association
380,658	Pool #AD5689, 4.000%, 05/01/2025	401,703
384,862	Pool #AE0307, 4.000%, 05/01/2025	406,139
111,152	Pool #AD9816, 4.000%, 07/01/2025	117,297
415,540	Pool #AE2978, 4.000%, 08/01/2025	438,513
3,319,484	Pool #AE0310, 3.500%, 09/01/2025	3,475,451
775,570	Pool #AJ6416, 3.000%, 12/01/2026	803,264
70,019	Pool #AJ7717, 3.000%, 12/01/2026	72,454
154,411	Pool #MA0953, 3.000%, 01/01/2027	159,640
254,114	Pool #797536, 4.500%, 04/01/2035	271,024
260,773	Pool #822101, 2.497%, 05/01/2035 (b)	275,090
169,066	Pool #834558, 4.973%, 09/01/2035 (b)	180,648
153,875	Series 2005-79, 0.704%, 09/25/2035 (b)	152,129
20,288	Pool #844000, 2.215%, 11/01/2035 (b)	21,127
280,283	Pool #866888, 2.487%, 01/01/2036 (b)	296,294
144,106	Series 2006-58, 0.994%, 07/25/2036 (b)	144,064
512,972	Series 2007-38, 0.605%, 05/25/2037 (b)	510,182
970,744	Series 2007-39, 6.476%, 05/25/2037 (Acquired 03/09/2010, Cost $153,233) (b)(f)	157,543
270,237	Series 2007-73, 0.354%, 07/25/2037 (b)	259,691
316,565	Series 2007-106, 6.116%, 11/25/2037 (Acquired 04/22/2010, Cost $32,727) (b)(f)	51,143
19,649	Pool #AA0837, 4.500%, 01/01/2039	20,931
930,251	Pool #995672, 4.500%, 04/01/2039	990,989
582,899	Pool #AC1501, 4.500%, 08/01/2039	620,958
239,957	Series 2010-67, 1.044%, 06/25/2040 (b)	240,877
68,049	Pool #AB1250, 4.500%, 07/01/2040	72,493
475,072	Pool #AD8373, 4.500%, 08/01/2040	506,091

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
$2,609,235	Series 2010-111, 0.814%, 10/25/2040 (b)	$2,604,856
358,901	Pool #AE8392, 3.500%, 11/01/2040	369,545
6,878,805	Series 2010-141, 0.764%, 12/25/2040 (b)	6,858,484
1,757,536	Series 2010-136, 0.794%, 12/25/2040 (b)	1,753,445
1,921,999	Series 2011-3, 0.974%, 02/25/2041 (b)	1,939,763
262,232	Pool #AI2369, 4.500%, 05/01/2041	279,354
14,953	Pool #AI2572, 4.500%, 05/01/2041	15,929
434,371	Pool #AI3307, 4.500%, 05/01/2041	462,732
551,480	Pool #AI4619, 4.500%, 07/01/2041	587,488
149,260	Pool #AD1898, 4.500%, 08/01/2041	159,006
836,628	Series 2011-86, 0.844%, 09/25/2041 (b)	835,786
459,926	Series 2011-86, 0.844%, 09/25/2041 (b)	459,433
1,963,294	Series 2011-87, 0.844%, 09/25/2041 (b)	1,959,775

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $30,964,321)	31,282,520

	MUNICIPAL OBLIGATIONS - 0.20%
400,000	Illinois, GO,
	4.071%, 01/01/2014	411,488

	Total Municipal Obligations (Cost $401,929)	411,488

Number of Shares
	PREFERRED STOCKS - 0.11%
	Diversifed Financial Services - 0.11%
12,000	GMAC Capital Trust I	$232,080

	Total Preferred Stocks (Cost $300,000)	232,080

Principal Amount
	REPURCHASE AGREEMENTS - 0.39%
$641,000	Barclays Capital, Inc. 0.340%, 04/14/2012 (Collateralized by Allegheny Energy Supply, value $261,569, 8.250%, 04/15/2012, and Time Warner Entertainment, value $352,955, 10.150%, 05/01/2012)	641,000
175,000	0.420%, 05/11/2012 (Collateralized by UST, Inc., value $175,922, 6.630%, 07/15/2012)	175,000

	Total Repurchase Agreements (Cost $816,000)	816,000

	U.S. GOVERNMENT AGENCY ISSUES - 0.04%
74,383	Small Business Administration Participant
	5.600%, 09/01/2028	84,364

	Total U.S. Government Agency Issues (Cost $74,383)	84,364

Principal Amount		Value

	U.S. TREASURY OBLIGATIONS - 1.97%
	U.S. Treasury Notes - 1.97%
$600,000	3.125%, 05/15/2021	$670,031
2,000,000	2.125%, 08/15/2021 (e)	2,051,563
1,400,000	2.000%, 11/15/2021	1,416,188

	Total U.S. Treasury Obligations (Cost $4,046,683)	4,137,782

Number of Shares
	SHORT-TERM INVESTMENTS - 38.03%
	Money Market Fund - 0.15%
314,502	Federated Prime Obligations Fund Effective Yield, 0.200%	314,502

Principal Amount
	Repurchase Agreements - 5.75%
$6,500,000	JP Morgan Securities, LLC, 0.070%, 01/03/2012 (Collateralized by Federal National Mortgage Association, value $6,601,060, 0.870%, 09/12/2014)	6,500,000
5,600,000	Merrill Lynch, 0.060%, 01/03/2012 (Collateralized by U.S. Treasury Bond, value $5,713,734, 6.000%, 2/15/2026)	5,600,000

		12,100,000

	U.S. Treasury Bill - 32.13%
	U.S. Treasury Bill
72,000	Effective Yield, 0.00%, 01/12/2012 (e)	71,999
2,930,000	Effective Yield, 0.01%, 04/05/2012 (e)	2,929,868
9,200,000	Effective Yield, 0.02%, 05/03/2012 (e)	9,199,301
5,800,000	Effective Yield, 0.03%, 06/28/2012	5,798,359
2,960,000	Effective Yield, 0.01%, 03/15/2012 (e)	2,959,896
13,200,000	Effective Yield, 0.00%, 03/22/2012 (e)	13,199,564
1,100,000	Effective Yield, 0.01%, 03/29/2012	1,099,954
10,100,000	Effective Yield, 0.01%, 04/19/2012 (e)	10,099,475
15,000,000	Effective Yield, 0.02%, 05/17/2012	14,998,169
1,900,000	Effective Yield, 0.03%, 06/14/2012	1,899,592
5,300,000	Effective Yield, 0.03%, 06/21/2012	5,298,702
30,000	Effective Yield, 0.00%, 01/19/2012	30,000

		67,584,879

	Total Short-Term Investments (Cost $79,995,950)	79,999,381

	Total Investments (Cost $206,977,243) - 100.91%	212,206,624
	Liabilities in Excess of Other Assets - (0.91)%	(1,909,753)

	TOTAL NET ASSETS - 100.00%	$210,296,871

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Percentages are stated as a percent of net assets.

Principal Amounts are denominated in the currency in which the security was purchased.

(a)	Non-Income Producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2011.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The aggregate value of these securities was $43,292,848, which represents 20.59% of total net assets.
(d)	As of December 31, 2011, the Advisor has deemed these securities illiquid. The aggregate value of these securities was $362,163, which represents 0.17% of total net assets.
(e)	Partially assigned as collateral for certain futures and swaps contracts.
(f)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2011. The securities are illiquid and the aggregate value of these securities was $208,686, which represents 0.10% of total net assets.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS

December 31, 2011

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
1/18/2012	U.S. Dollars	1,647,510	Australian Dollar	1,637,000	$(22,919)
1/18/2012	U.S. Dollars	2,365,531	British Pound	1,529,000	(8,589)
1/18/2012	U.S. Dollars	2,766,065	Canadian Dollars	2,834,000	(14,549)
2/13/2012	U.S. Dollars	295,833	Chinese Yuan	1,875,877	(1,936)
6/1/2012	U.S. Dollars	2,106,930	Chinese Yuan	13,408,500	(18,785)
2/1/2013	U.S. Dollars	5,304,607	Chinese Yuan	33,904,337	(58,716)
9/8/2015	U.S. Dollars	74,134	Chinese Yuan	486,640	(583)
1/17/2012	U.S. Dollars	4,836,364	European Monetary Unit	3,557,000	232,162
1/18/2012	U.S. Dollars	3,152,675	European Monetary Unit	2,440,000	(5,697)
2/27/2012	U.S. Dollars	559,200	Korean Won	650,517,600	(3,177)
3/15/2012	U.S. Dollars	2,193,606	Mexican Pesos	29,760,000	73,987
3/15/2012	U.S. Dollars	642,311	Philippines Pesos	28,120,380	3,567
2/13/2012	Chinese Yuan	1,875,877	U.S. Dollars	291,127	6,642
6/1/2012	Chinese Yuan	13,408,500	U.S. Dollars	2,100,000	25,714
2/1/2013	Chinese Yuan	33,904,337	U.S. Dollars	5,390,509	(27,186)
9/8/2015	Chinese Yuan	486,640	U.S. Dollars	79,000	(4,283)
2/27/2012	Korean Won	650,517,600	U.S. Dollars	581,754	(19,377)
3/15/2012	Philippines Pesos	28,120,380	U.S. Dollars	648,682	(9,938)

					$146,337

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	119	$29,498,613	Dec-13	$2,582
Eurodollar 90 Day Futures	42	10,388,175	Jun-14	115,981
S&P 500 Index Futures	423	132,462,450	Mar-12	1,805,523
S&P 500 Index Mini Futures	611	38,266,930	Mar-12	819,772
U.S. Long Bond Futures	(8)	(1,158,500)	Mar-12	(7,069)

				$2,736,789

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF OPTIONS WRITTEN

December 31, 2011

Number of Contracts		Value
	FUTURES CONTRACTS
	Put Options
126	Eurodollar 90 Day Futures Expiration: June, 2012, Exercise Price: $99.63	$107,888

		107,888

Notional Amount
	INTEREST RATE SWAPTIONS
	Call Options
$4,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November 14, 2012, Exercise Rate: 0.915%	20,217
16,100,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 11, 2012, Exercise Rate: 1.056%	103,587

		123,804

	Put Options
2,400,000	1-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November 19, 2012, Exercise Rate: 1.000%	3,259
5,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	2,268
6,300,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: September 24, 2012, Exercise Rate: 2.250%	2,551
4,600,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: November 14, 2012, Exercise Rate: 0.915%	16,440
16,100,000	2-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: October 11, 2012, Exercise Rate: 1.056%	38,898
2,000,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	130
1,500,000	3-Year Interest Rate Swap, 3-Month USD-LIBOR, Pay Floating Rate, Expiration: June 18, 2012, Exercise Rate: 2.750%	98

		63,644

Notional Amount		Value
	INFLATION FLOOR
	Floor
$400,000	CPURNSA Index, Counterparty: Deutsche Bank Expiration: October 13, 2020, Strike Index: 218.011	$1,908

	Total Options Written (Premiums received $427,107)	$297,244

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

December 31, 2011

Over-the-Counter Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Buy Protection(1)

Reference Obligation	Implied Credit Spread at December 31, 2011(3)	Fixed Pay Rate		Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.250%, 08/06/2019	1.44%	(1.420%	)	3/20/2019	Goldman Sachs	$3,000,000	$4,827	$—	$4,827
Altria Group, Inc., 7.000%, 11/04/2013	1.44%	(1.450%	)	3/20/2019	Royal Bank of Scotland	3,000,000	(1,680)	—	(1,680)
American International Group, Inc., 6.250%, 05/01/2036*	4.86%	(4.300%	)	3/20/2019	Goldman Sachs	200,000	5,884	—	5,884
Autozone, Inc., 7.125%, 08/01/2018	0.71%	(1.320%	)	9/20/2018	Deutsche Bank	3,000,000	(116,191)	—	(116,191)
Citigroup, Inc., 6.500%, 01/18/2011	2.78%	(1.000%	)	9/20/2019	Deutsche Bank	100,000	11,218	6,355	4,863
Ford Motor Credit Company, 7.250%, 10/25/2011	1.54%	(5.000%	)	9/20/2012	Bank of America	400,000	(10,024)	(21,829)	11,805
Ford Motor Credit Company, 7.250%, 10/25/2011	1.44%	(5.000%	)	6/20/2012	Deutsche Bank	800,000	(13,534)	(41,252)	27,718
Fosters Financial Corp., 5.125%, 06/15/2015	0.64%	(1.600%	)	6/20/2015	Barclays Bank	1,000,000	(32,924)	—	(32,924)
Glencore Funding LLC, 6.000%, 04/15/2014	3.91%	(5.000%	)	6/20/2014	Barclays Bank	5,700,000	(145,190)	1,539,000	(1,684,190)
Goldman Sachs Group, Inc., 5.625%, 01/15/2017	4.99%	(1.000%	)	6/20/2014	Deutsche Bank	400,000	36,540	49,252	(12,712)
Hartford Financial Services Group, 6.000%, 01/15/2019	3.50%	(5.000%	)	3/20/2019	Deutsche Bank	500,000	(43,510)	35,000	(78,510)
International Lease Finance Corp., 5.550%, 09/05/2012*	6.97%	(5.000%	)	12/20/2013	Morgan Stanley	500,000	17,379	(24,677)	42,056
International Lease Finance Corp., 5.875%, 05/01/2013*	7.01%	(5.000%	)	3/20/2013	Goldman Sachs	600,000	13,865	(27,573)	41,438
Lennar Corp., 6.500%, 04/15/2016	3.23%	(5.000%	)	6/20/2015	BNP Paribas	100,000	(5,702)	(3,068)	(2,634)
Macy’s, Inc., 7.450%, 07/15/2017	1.03%	(1.000%	)	9/20/2015	BNP Paribas	200,000	250	8,253	(8,003)
Masco Corporation, 6.125%, 10/03/2016	2.12%	(1.000%	)	9/20/2012	BNP Paribas	200,000	1,628	2,162	(534)
Masco Corporation, 6.125%, 10/03/2016	2.12%	(1.000%	)	9/20/2012	JP Morgan Chase	500,000	4,071	7,404	(3,333)
New York Times Co., 5.000%, 03/15/2015*	2.16%	(1.000%	)	3/20/2015	Barclays Bank	200,000	7,194	11,545	(4,351)
Starwood Hotels & Resorts Worldwide, Inc., 6.750%, 05/15/2018	0.82%	(1.000%	)	6/20/2012	Deutsche Bank	600,000	(511)	(576)	65
Wells Fargo & Co., 5.000%, 11/15/2014	1.47%	(2.400%	)	3/20/2014	Deutsche Bank	100,000	(2,045)	—	(2,045)

							$(268,455)	$1,539,996	$(1,808,451)

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

December 31, 2011

Over-the-Counter Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues – Sell Protection(2)

Reference Obligation	Implied Credit Spread at December 31, 2011(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc., 8.300%, 02/12/2015*	4.46%	5.000%	6/20/2012	Deutsche Bank	$100,000	$251	$(500)	$751
Anheuser-Busch InBev N.V., 8.625%, 01/30/2017	0.67%	1.000%	6/20/2013	Barclays	800,000	3,862	2,504	1,358
Anheuser-Busch InBev N.V., 8.625%, 01/30/2017	0.67%	1.000%	6/20/2013	Barclays	400,000	1,931	1,502	429
Australian Government, 6.500%, 05/15/2013*	0.77%	1.000%	9/20/2016	Deutsche Bank	800,000	8,300	7,443	857
Australian Government, 6.500%, 05/15/2013*	0.77%	1.000%	9/20/2016	JP Morgan Chase	700,000	7,262	8,588	(1,326)
Arab Republic of Egypt, 5.750%, 04/29/2020	6.23%	1.000%	3/20/2016	Deutsche Bank	200,000	(37,950)	(19,453)	(18,497)
Arab Republic of Egypt, 5.750%, 04/29/2020	6.23%	1.000%	3/20/2016	Morgan Stanley	100,000	(18,975)	(12,504)	(6,471)
China (Peoples Republic of), 4.750%, 10/29/2013	1.43%	1.000%	12/20/2016	Royal Bank of Scotland	300,000	(6,070)	(13,948)	7,878
China (Peoples Republic of), 4.750%, 10/29/2013	1.14%	0.820%	12/20/2014	JP Morgan Chase	900,000	(8,417)	—	(8,417)
China (Peoples Republic of), 4.750%, 10/29/2013	0.00%	0.850%	12/20/2014	Barclays	400,000	(3,392)	—	(3,392)
Illinois, 5.000%, 06/01/2029*	2.96%	3.300%	3/20/2021	Bank of America	300,000	5,168	—	5,168
MetLife, Inc., 5.000%, 06/15/2015	3.13%	1.000%	3/20/2016	Bank of America	200,000	(16,319)	(4,713)	(11,606)
New Jersey, 5.250%, 07/01/2019	1.98%	1.720%	3/20/2020	Goldman Sachs	300,000	(4,409)	—	(4,409)
Petrobras International Finance Co., 8.375%, 12/10/2018	1.05%	1.000%	9/20/2012	Deutsche Bank	300,000	(101)	(3,722)	3,621
Petrobras International Finance Co., 8.375%, 12/10/2018	1.65%	1.000%	9/20/2015	HSBC Bank	100,000	(2,321)	(3,553)	1,232
Petrobras International Finance Co., 8.375%, 12/10/2018	1.65%	1.000%	9/20/2015	Morgan Stanley	200,000	(4,642)	(6,875)	2,233
Petrobras International Finance Co., 8.375%, 12/10/2018	1.05%	1.000%	9/20/2012	Morgan Stanley	100,000	(34)	(631)	597
Russia, 7.500%, 03/31/2030	1.50%	1.000%	12/20/2012	Barclays	200,000	(976)	(2,766)	1,790
U.S. Treasury Note, 4.875%, 08/15/2016*	0.23%	0.250%	9/20/2012	Deutsche Bank	500,000	113	(4,577)	4,690

						$(76,719)	$(53,205)	$(23,514)

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF CREDIT DEFAULT SWAPS

December 31, 2011

Centrally Cleared Credit Default Swaps on Credit Indices – Buy Protection(1)

Index/Tranches	Fixed Pay Rate		Maturity Date	Clearing Agent	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.IG-9 10-Year Index	(0.800%	)	12/20/2017	Chicago Mercantile Exchange	$2,129,600	$82,364	$94,860	$(12,496)
CDX.IG-10 10-Year Index	(1.500%	)	6/20/2018	Chicago Mercantile Exchange	2,904,000	2,120	56,781	(54,661)
CDX.IG-11 10-Year Index	(1.400%	)	12/20/2018	Chicago Mercantile Exchange	992,000	(4,048)	17,622	(21,670)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	Chicago Mercantile Exchange	2,200,000	9,855	15,270	(5,415)
CDX.IG-16 5-Year Index	(5.000%	)	6/20/2016	Chicago Mercantile Exchange	2,352,000	102,277	99,960	2,317

						$192,568	$284,493	$(91,925)

SCHEDULE OF INTEREST RATE SWAPS

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	HSBC Bank	$2,000,000	$(268,005)	$44,280	$(312,285)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Goldman Sachs	1,000,000	(363,194)	(127,256)	(235,938)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Barclays Bank	2,900,000	(1,053,263)	(484,156)	(569,107)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	BNP Paribas	1,100,000	(399,513)	(168,601)	(230,912)
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	JPMorgan Chase	2,300,000	206,406	(1,928)	208,334
Pay	3-Month-CAD-BA-CDOR	5.800%	12/19/2023	Royal Bank of Scotland	2,400,000	215,380	(29,893)	245,273
Pay	3-Month-CAD-BA-CDOR	5.000%	12/19/2028	Royal Bank of Scotland	700,000	72,238	(6,134)	78,372
Pay	Brazil CETIP Interbank Deposit	11.490%	1/2/2012	Deutsche Bank	4,100,000	1,323	(5,221)	6,544
Pay	Brazil CETIP Interbank Deposit	11.570%	1/2/2012	JPMorgan Chase	2,400,000	24,149	6,184	17,965

						$(1,564,479)	$(772,725)	$(791,754)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Clearing Agent	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-Month-USD-LIBOR	2.500%	6/15/2016	Chicago Mercantile Exchange	$1,400,000	$(85,819)	$(89,406)	$3,587
Receive	3-Month-USD-LIBOR	3.000%	10/13/2021	Chicago Mercantile Exchange	4,100,000	(375,471)	(242,395)	(133,076)
Receive	3-Month-USD-LIBOR	3.250%	12/21/2021	Chicago Mercantile Exchange	1,600,000	(183,481)	(117,920)	(65,561)
Receive	3-Month-USD-LIBOR	3.500%	6/15/2021	Chicago Mercantile Exchange	600,000	(82,215)	(65,575)	(16,640)
Receive	3-Month-USD-LIBOR	5.000%	12/17/2028	Chicago Mercantile Exchange	3,800,000	(1,420,527)	(1,321,107)	(99,420)

						$(2,147,513)	$(1,836,403)	$(311,110)

SCHEDULE OF TOTAL RETURN SWAPS

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index*	19,081	3-Month USD-LIBOR	$39,792,185	3/15/2012	Bank of America	$1,402,511

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See notes to financial statements.

Genworth PIMCO StocksPLUS Fund

SCHEDULE OF TOTAL RETURN SWAPS

December 31, 2011

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

*	Investments are treated as illiquid according to the Fund’s liquidity guidelines.

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 1.70%
	Merrill Lynch Mortgage Trust
$100,000	Series 2005-CIP1, 5.047%, 07/12/2038 (a)	$109,996
200,000	Series 2005-MCP1, 4.747%, 06/12/2043 (a)	217,036
2,300,000	Morgan Stanley
	Series 2006-HQ9, 5.731%, 07/14/2044 (a)	2,553,845
625,000	Wachovia Bank Commercial Mortgage
	Trust Series 2006-C25, 5.737%, 05/15/2043 (a)	695,816

	Total Collateralized Mortgage Obligations (Cost $3,319,713)	3,576,693

	CORPORATE OBLIGATIONS - 24.09%
	Banks - 5.63%
	Abbey National Treasury Services Plc
225,000	2.875%, 04/25/2014	209,871
500,000	4.000%, 04/27/2016	449,009
550,000	BB&T Capital Trust 6.750%, 06/07/2036	551,300
525,000	Fifth Third Bancorp 3.625%, 01/25/2016	533,161
325,000	HSBC Bank USA N.A. 4.875%, 08/24/2020	302,099
525,000	HSBC Holdings Plc 6.500%, 09/15/2037	519,825
	Kreditanstalt Für Wiederaufbau
1,000,000	3.250%, 03/15/2013	1,030,093
4,800,000	3.500%, 03/10/2014	5,070,105
1,690,000	Landwirtschaftliche Rentenbank 3.250%, 03/15/2013	1,737,375
325,000	SunTrust Banks, Inc. 3.600%, 04/15/2016	331,286
625,000	The Royal Bank Scotland Plc 4.875%, 03/16/2015	598,048
500,000	U.S. Bancorp 3.442%, 02/01/2016	516,897

		11,849,069

	Beverages - 0.38%
675,000	Anheuser-Busch InBev N.V. 5.375%, 01/15/2020	792,962

	Capital Markets - 0.83%
675,000	Bear Stearns Cos., Inc. 7.250%, 02/01/2018	792,329
	Morgan Stanley
225,000	6.625%, 04/01/2018	222,455
725,000	7.300%, 05/13/2019	739,418

		1,754,202

	Chemicals - 0.85%
750,000	Dow Chemical Co. 5.900%, 02/15/2015	835,141

	Ecolab, Inc.
425,000	3.000%, 12/08/2016	440,127
475,000	4.350%, 12/08/2021	508,275

		1,783,543

Principal Amount		Value

	Computers & Peripherals - 0.16%
$325,000	Hewlett Packard Co. 3.000%, 09/15/2016	$327,649

	Consumer Finance - 0.68%
140,000	American Express Co. 5.125%, 08/25/2014	150,498
475,000	Discover Financial Services 10.250%, 07/15/2019	579,797
690,000	GMAC LLC 1.750%, 10/30/2012	699,043

		1,429,338

	Diversified Financial Services - 3.07%
	Bank of America Funding Corp.
175,000	3.625%, 03/17/2016	161,466
250,000	5.650%, 05/01/2018	238,499
325,000	5.625%, 07/01/2020	300,707
	Citigroup, Inc.
200,000	1.875%, 10/22/2012	202,792
350,000	5.000%, 09/15/2014	346,614
230,000	6.125%, 11/21/2017	245,767
280,000	8.500%, 05/22/2019	330,049
165,000	5.375%, 08/09/2020	169,956
3,000,000	Private Export Funding Corp. 3.550%, 04/15/2013	3,121,715
400,000	SLM Corp. 6.250%, 01/25/2016	389,333
375,000	UBS AG 5.750%, 04/25/2018	389,040
500,000	Wachovia Corp. 6.600%, 01/15/2038	568,893

		6,464,831

	Diversified Manufacturing - 1.79%
3,700,000	General Electric Corp. 2.125%, 12/21/2012	3,769,734

	Diversified Telecommunication Services - 0.81%
	AT&T, Inc.
300,000	2.950%, 05/15/2016	312,961
330,000	5.600%, 05/15/2018	383,967
190,000	6.400%, 05/15/2038	235,547
	Verizon Communications, Inc.
425,000	3.500%, 11/01/2021	443,397
90,000	6.400%, 02/15/2038	114,651
150,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	202,734

		1,693,257

	Electric Utilities - 0.50%
660,000	LG&E and KU Energy LLC 3.750%, 11/15/2020	667,534
312,000	Nevada Power Co. 7.125%, 03/15/2019	390,194

		1,057,728

	Food Products - 0.13%
	Kraft Foods, Inc.
125,000	6.125%, 08/23/2018	147,698
100,000	6.500%, 02/09/2040	130,572

		278,270

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Health Care Equipment & Supplies - 0.25%
$175,000	DENTSPLY International, Inc. 2.750%, 08/15/2016	$176,870
200,000	Hospira, Inc. 5.600%, 09/15/2040	193,364
150,000	Laboratory Corp. America Holdings 3.125%, 05/15/2016	155,976

		526,210

	Health Care Providers & Services - 0.31%
225,000	Cigna Corporation 2.750%, 11/15/2016	224,761
425,000	Express Scripts, Inc. 3.125%, 05/15/2016	427,789

		652,550

	Insurance - 1.05%
425,000	Alleghany Corp. 5.625%, 09/15/2020	443,575
	MetLife, Inc.
90,000	6.750%, 06/01/2016	103,784
125,000	4.750%, 02/08/2021	135,476
350,000	6.400%, 12/15/2066 (a)	332,938
875,000	Prudential Financial, Inc. 3.875%, 01/14/2015	906,940
250,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	284,623

		2,207,336

	Life Sciences Tools & Services - 0.33%
255,000	Life Technologies Corp. 6.000%, 03/01/2020	285,515
400,000	PerkinElmer, Inc. 5.000%, 11/15/2021	405,526

		691,041

	Machinery - 0.34%
300,000	Valmont Industries, Inc. 6.625%, 04/20/2020	347,797
350,000	Xylem, Inc. 3.550%, 09/20/2016 (Acquired 9/15/2011, Cost $349,332) (b)	361,297

		709,094

	Media - 1.04%
780,000	Comcast Corp. 5.700%, 05/15/2018	898,809
225,000	NBCUniversal Media LLC 4.375%, 04/01/2021	237,905
500,000	News America, Inc. 6.150%, 02/15/2041	578,391
425,000	WPP Finance UK 8.000%, 09/15/2014	473,702

		2,188,807

	Metals & Mining - 0.39%
425,000	Freeport McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017	452,041
300,000	Teck Resources Ltd. 10.750%, 05/15/2019	366,486

		818,527

Principal Amount		Value

	Oil & Gas - 2.46%
	Anadarko Petroleum Corp.
$175,000	6.375%, 09/15/2017	$203,095
300,000	8.700%, 03/15/2019	383,547
	BP Capital Markets Plc
250,000	3.200%, 03/11/2016	262,263
525,000	4.500%, 10/01/2020	579,274
400,000	Energy Transfer Partners LP 6.700%, 07/01/2018	444,360
225,000	Nexen, Inc. 7.500%, 07/30/2039	270,596
260,000	Pemex Project Funding Master Trust 6.625%, 06/15/2035	297,375
902,000	Petrobras International Finance Co. 5.750%, 01/20/2020	969,757
	Transocean, Inc.
200,000	5.250%, 03/15/2013	205,659
500,000	6.500%, 11/15/2020	517,364
450,000	6.375%, 12/15/2021	479,183
430,000	Weatherford International Ltd. 9.625%, 03/01/2019 (Acquired 04/21/2011, 04/26/2011, 05/03/2011 and 07/14/2011, Cost $551,033) (c)	556,874

		5,169,347

	Pharmaceuticals - 0.18%
375,000	Aristotle Holding, Inc. 3.500%, 11/15/2016 (Acquired 11/14/2011, Cost $374,899) (b)	382,346

	Pipelines - 0.28%
300,000	Enterprise Products Operating LLC 7.550%, 04/15/2038	386,467
200,000	TransCanada PipeLines Ltd. 6.350%, 05/15/2067 (a)	200,898

		587,365

	Real Estate - 1.67%
375,000	Duke Realty LP 8.250%, 08/15/2019	441,274
375,000	Erp Operating Limited Partnership 4.625%, 12/15/2021	383,152
	HCP, Inc.
450,000	6.300%, 09/15/2016	494,235
200,000	6.000%, 01/30/2017	216,637
450,000	Healthcare Realty Trust, Inc. 5.750%, 01/15/2021	455,741
125,000	Kilroy Realty Corp. 5.000%, 11/03/2015	128,662
200,000	Kilroy Realty LP 6.625%, 06/01/2020	215,000
450,000	Liberty Property LP 4.750%, 10/01/2020	458,092
425,000	Simon Property Group LP 5.650%, 02/01/2020	487,878
225,000	UDR, Inc. 4.250%, 06/01/2018	233,062

		3,513,733

	Specialty Retail - 0.40%
350,000	Macy’s, Inc. 7.450%, 07/15/2017	409,129
425,000	O’Reilly Automotive, Inc. 4.625%, 09/15/2021	446,474

		855,603

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Telecommunications - 0.21%
$175,000	Qwest Corp. 8.375%, 05/01/2016	$201,315
230,000	Telefonica Emisiones SAU 6.221%, 07/03/2017	235,990

		437,305

	Thrifts & Mortgage Finance - 0.09%
190,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	182,633

	Tobacco - 0.16%
	Altria Group, Inc.
90,000	8.500%, 11/10/2013	101,650
175,000	9.700%, 11/10/2018	235,760

		337,410

	Transportation - 0.07%
120,000	Vale Overseas Ltd. 6.875%, 11/21/2036	137,226

	Wireless Telecommunication Services - 0.03%
60,000	America Movil, S.A.B. de C.V. 5.625%, 11/15/2017	69,572

	Total Corporate Obligations (Cost $48,565,075)	50,666,688

	FOREIGN DEBT OBLIGATIONS - 2.32%
3,000,000	Export Development Canada 3.500%, 05/16/2013	3,122,367
190,000	Petroleos Mexicanos 5.500%, 01/21/2021	207,100
760,000	Republic of Colombia 4.375%, 07/12/2021	820,800
690,000	United Mexican States 5.750%, 10/12/2110	738,300

	Total Foreign Debt Obligations (Cost $4,736,321)	4,888,567

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 28.79%
	Federal Home Loan Mortgage Corp.
3,036,187	Pool #G1-3771, 4.500%, 03/01/2025	3,279,501
2,636,418	Pool #A9-0081, 5.000%, 12/01/2039	2,899,741
575,784	Pool #A9-0305, 5.000%, 12/01/2039	633,293
1,180,463	Pool #A9-0994, 4.500%, 02/01/2040	1,274,823
435,438	Pool #A9-2630, 5.000%, 06/01/2040	478,929
49,112	Pool #A9-3891, 4.000%, 09/01/2040	52,037
55,533	Pool #A9-4729, 4.000%, 11/01/2040	58,841
37,823	Pool #A9-5468, 4.000%, 12/01/2040	40,075
34,445	Pool #A9-5481, 4.000%, 12/01/2040	36,496
28,493	Pool #A9-5593, 4.000%, 12/01/2040	30,190

Principal Amount		Value

	Federal Home Loan Mortgage Corp. (Continued)
$76,809	Pool #A9-5653, 4.000%, 12/01/2040	$81,383
119,535	Pool #A9-5728, 4.000%, 12/01/2040	126,654
707,693	Pool #A9-5821, 4.000%, 12/01/2040	749,841
40,792	Pool #A9-5934, 4.000%, 12/01/2040	43,221
575,360	Pool #A9-6409, 3.500%, 01/01/2041	591,434
583,663	Pool #Q0-0093, 4.000%, 04/01/2041	613,317
	Federal National Mortgage Association
1,091,462	Pool #780323, 5.000%, 07/01/2019	1,190,306
401,401	Pool #AC7686, 4.000%, 12/01/2024	423,593
1,047,792	Pool #AC5591, 4.500%, 02/01/2025	1,117,671
381,116	Pool #AD4073, 4.000%, 05/01/2025	409,451
1,919,142	Pool #AE0378, 5.500%, 05/01/2025	2,086,344
830,740	Pool #AD3046, 4.000%, 07/01/2025	890,920
436,199	Pool #AE0703, 3.500%, 12/01/2025	459,556
23,442	Pool #AE2258, 5.000%, 07/01/2033	25,355
77,362	Pool #906270, 6.000%, 01/01/2037	85,475
925,399	Pool #909804, 6.000%, 02/01/2037	1,020,140
20,874	Pool #967065, 5.500%, 12/01/2037	22,750
53,020	Pool #889667, 5.500%, 06/01/2038	57,786
48,630	Pool #929628, 5.500%, 06/01/2038	53,001
23,839	Pool #889685, 5.500%, 07/01/2038	25,982
472,971	Pool #AD0835, 6.000%, 09/01/2038	521,837
79,316	Pool #AA5357, 4.500%, 04/01/2039	86,032
162,170	Pool #AA9795, 4.500%, 07/01/2039	176,306
125,812	Pool #935532, 4.500%, 08/01/2039	136,778
372,517	Pool #AC5082, 4.500%, 10/01/2039	404,988
889,200	Pool #AE0393, 5.500%, 10/01/2039	970,959
155,363	Pool #AC6651, 4.500%, 12/01/2039	168,906
176,686	Pool #AC5007, 4.500%, 01/01/2040	192,087

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Continued)
	Federal National Mortgage Association (Continued)
$234,811	Pool #AC6752, 4.500%, 01/01/2040	$255,279
34,396	Pool #AD6839, 5.000%, 06/01/2040	37,203
65,210	Pool #AD6845, 5.000%, 06/01/2040	70,531
39,804	Pool #AD6848, 5.000%, 06/01/2040	43,052
246,486	Pool #AD6896, 5.000%, 06/01/2040	266,599
182,184	Pool #AD6940, 4.500%, 06/01/2040	198,065
70,452	Pool #AD8457, 5.000%, 06/01/2040	76,201
25,059	Pool #AD8850, 5.000%, 06/01/2040	27,088
31,159	Pool #AC2476, 5.000%, 07/01/2040	33,701
90,410	Pool #AC9032, 5.000%, 07/01/2040	97,787
41,968	Pool #AD2748, 5.000%, 07/01/2040	45,393
118,800	Pool #AD5163, 5.000%, 07/01/2040	128,494
22,467	Pool #AD5829, 5.000%, 07/01/2040	24,300
41,217	Pool #AD6856, 5.000%, 07/01/2040	44,580
353,039	Pool #AD9201, 5.000%, 07/01/2040	381,846
30,006	Pool #AD9223, 5.000%, 07/01/2040	32,455
23,862	Pool #AD9521, 5.000%, 07/01/2040	25,809
23,733	Pool #AD9945, 5.000%, 07/01/2040	25,670
534,660	Pool #AA4728, 5.000%, 08/01/2040	578,287
37,719	Pool #AD7433, 5.000%, 08/01/2040	40,797
145,189	Pool #AE1430, 5.000%, 08/01/2040	157,036
244,206	Pool #AE1662, 5.000%, 08/01/2040	264,133
1,519,199	Pool #MA0500, 5.000%, 08/01/2040	1,643,162
147,299	Pool #AD1877, 5.000%, 09/01/2040	159,318
275,219	Pool #AD8986, 5.000%, 09/01/2040	297,677
176,710	Pool #AD8996, 5.000%, 09/01/2040	191,129
343,172	Pool #AE1740, 5.000%, 09/01/2040	371,174
361,213	Pool #AE3258, 5.000%, 09/01/2040	390,687

Principal Amount		Value

	Federal National Mortgage Association (Continued)
$775,346	Pool #AE3985, 5.000%, 09/01/2040	$838,612
140,217	Pool #AE4206, 5.000%, 09/01/2040	153,060
3,112,389	Pool #MA0545, 5.000%, 09/01/2040	3,366,353
1,772,441	Pool #AE0698, 4.500%, 12/01/2040	1,888,168
7,007,861	Pool #AE0828, 3.500%, 02/01/2041	7,215,696
193,966	Pool #AH5646, 3.500%, 02/01/2041	200,082
577,607	Pool #AH8824, 4.000%, 03/01/2041	607,675
577,112	Pool #AH8927, 4.500%, 03/01/2041	614,793
1,940,141	Pool #AL0147, 4.000%, 04/01/2041	2,059,023
944,705	Pool #AL0161, 4.000%, 04/01/2041	993,588
954,510	Pool #AL0215, 4.500%, 04/01/2041	1,016,832
2,950,280	Pool #AI1937, 5.000%, 05/01/2041	3,195,626
2,976,054	Pool #AJ0766, 4.000%, 09/01/2041	3,130,977
2,992,086	Pool #AJ4245, 4.000%, 11/01/2041	3,147,843
998,375	Pool #AJ5301, 4.000%, 11/01/2041	1,054,247
3,393,301	Government National Mortgage Association
	Pool #783046X, 4.000%, 08/15/2040	3,646,632

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $58,831,490)	60,552,659

	MUNICIPAL OBLIGATIONS - 1.24%
250,000	American Municipal Power, Inc., Series E, Revenue Bond, 6.270%, 02/15/2050	281,998
	California, GO,
615,000	7.950%, 03/01/2036	696,045
215,000	7.300%, 10/01/2039	254,437
150,000	7.350%, 11/01/2039	178,545
40,000	7.625%, 03/01/2040	49,254
200,000	Illinois, GO, 3.321%, 01/01/2013	203,562
900,000	Wisconsin General Fund Annual Appropriation, Series A, Revenue Bond, 4.800%, 05/01/2013	945,657

	Total Municipal Obligations (Cost $2,418,653)	2,609,498

	U.S. GOVERNMENT AGENCY ISSUES - 3.67%
	Federal Home Loan Mortgage Corp.
490,000	2.500%, 01/07/2014	510,388

See notes to financial statements.

Genworth Goldman Sachs Enhanced Core Bond Index Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2011

Principal Amount		Value

	U.S. GOVERNMENT AGENCY ISSUES (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$3,400,000	1.375%, 02/25/2014	$3,456,811
200,000	6.750%, 03/15/2031	301,587
200,000	Federal National Mortgage Association 6.625%, 11/15/2030	297,143
2,000,000	Financing Corp. 10.350%, 08/03/2018	3,048,910
80,000	Tennessee Valley Authority 5.250%, 09/15/2039	102,533

	Total U.S. Government Agency Issues (Cost $7,233,316)	7,717,372

	U.S. TREASURY OBLIGATIONS - 31.55%
	U.S. Treasury Bonds - 5.03%
2,600,000	4.500%, 05/15/2038	3,426,719
2,160,000	4.375%, 11/15/2039	2,804,626
2,200,000	4.250%, 11/15/2040	2,806,032
1,300,000	3.750%, 08/15/2041	1,529,125
	U.S. Treasury Notes - 26.52%
7,200,000	0.625%, 04/30/2013	7,243,033
5,200,000	1.250%, 02/15/2014 (d)	5,307,656
3,600,000	0.250%, 09/15/2014	3,591,562
7,200,000	0.375%, 11/15/2014	7,205,622
3,700,000	1.250%, 10/31/2015	3,795,390
1,700,000	1.500%, 07/31/2016	1,757,775

Principal Amount		Value

	U.S. Treasury Notes (Continued)
$3,100,000	1.000%, 08/31/2016	$3,134,391
4,900,000	1.000%, 09/30/2016	4,951,298
3,200,000	1.000%, 10/31/2016	3,231,501
3,300,000	0.875%, 11/30/2016	3,310,570
3,200,000	2.250%, 07/31/2018	3,404,000
1,800,000	1.375%, 09/30/2018	1,809,985
1,600,000	1.375%, 11/30/2018	1,605,750
4,200,000	3.125%, 05/15/2021	4,690,220
700,000	2.125%, 08/15/2021	718,047

	Total U.S. Treasury Obligations (Cost $63,737,496)	66,323,302

Number of Shares
	SHORT-TERM INVESTMENTS - 6.01%
	Money Market Fund - 6.01%
12,629,402	Federated Prime Obligations Fund Effective Yield, 0.200%	12,629,402

	Total Short-Term Investments (Cost $12,629,402)	12,629,402

	Total Investments (Cost $201,471,466) - 99.37%	208,964,181
	Other Assets in Excess of Liabilities - 0.63%	1,328,694

	TOTAL NET ASSETS - 100.00%	$210,292,875

Percentages are stated as a percent of net assets.

Principal Amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2011.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $743,643, which represents 0.35% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s guidelines. The value of these securities total $556,874, which represents 0.26% of total net assets.
(d)	Partially assigned as collateral for certain futures contracts.

SCHEDULE OF OPEN FUTURES CONTRACTS

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note Futures	(47)	$(5,793,117)	Mar-12	$(12,642)
U.S. Treasury 10 Year Note Futures	15	1,966,875	Mar-12	15,235
U.S. Treasury Long Bond Futures	13	1,882,563	Mar-12	18,669
U.S. Treasury Ultra Bond Futures	2	320,375	Mar-12	6,130

				$27,392

See notes to financial statements.

Genworth Enhanced Small Cap Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 100.59%
	Exchange-Traded Funds - 100.59%
2,489	iShares Morningstar Small Core Index Fund	$208,528
2,504	iShares Morningstar Small Growth Index Fund	208,558
2,640	iShares Morningstar Small Value Index Fund	208,296
18,574	iShares Russell 2000 Growth Index Fund	1,564,488
45,209	iShares Russell 2000 Index Fund	3,331,452
22,188	iShares Russell 2000 Value Index Fund	1,456,420
1,394	iShares S&P Small Cap 600 Growth Index Fund	103,811
2,975	iShares S&P Small Cap 600 Value Index Fund	207,536
3,156	SPDR Dow Jones Small Cap ETF	208,520
1,855	SPDR Dow Jones Small Cap Growth ETF	208,278
1,550	SPDR Dow Jones Small Cap Value ETF	103,819
29,961	Vanguard Small Cap ETF	2,087,383
2,732	Vanguard Small Cap Growth ETF	208,725
3,322	Vanguard Small Cap Value ETF	208,190

	Total Investment Companies (Cost $9,739,985)	10,314,004

	SHORT-TERM INVESTMENTS - 0.86%
	Money Market Fund - 0.86%
88,907	Federated Prime Obligations Fund Effective Yield, 0.200%	88,907

	Total Short-Term Investments (Cost $88,907)	88,907

	Total Investments (Cost $9,828,892) - 101.45%	10,402,911
	Liabilities in Excess of Other Assets - (1.45)%	(149,173)

	TOTAL NET ASSETS - 100.00%	$10,253,738

Percentages are stated as a percent of net assets.

See notes to financial statements.

Genworth Enhanced International Index Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 98.53%
	Exchange-Traded Funds - 98.53%
19,930	iShares MSCI Australia Index Fund	$427,299
66,036	iShares MSCI EAFE Growth Index Fund	3,434,532
112,751	iShares MSCI EAFE Index Fund	5,584,558
60,310	iShares MSCI EAFE Value Index Fund	2,575,237
10,950	iShares MSCI France Index Fund	214,401
11,179	iShares MSCI Germany Index Fund	214,860
13,853	iShares MSCI Hong Kong Index Fund	214,306
141,869	iShares MSCI Japan Index Fund	1,292,427
12,435	iShares MSCI Netherlands Index Fund	214,255
19,556	iShares MSCI Singapore Index Fund	211,791
8,540	iShares MSCI Sweden Index Fund	214,696
37,933	iShares MSCI Switzerland Index Fund	858,044
26,536	iShares MSCI United Kingdom Index Fund	428,822
175,148	Vanguard Europe Pacific ETF	5,364,783

	Total Investment Companies (Cost $22,657,798)	21,250,011

	SHORT-TERM INVESTMENTS - 2.33%
	Money Market Fund - 2.33%
502,489	Federated Prime Obligations Fund Effective Yield, 0.200%	502,489

	Total Short-Term Investments (Cost $502,489)	502,489

	Total Investments (Cost $23,160,287) - 100.86%	21,752,500
	Liabilities in Excess of Other Assets - (0.86)%	(184,475)

	TOTAL NET ASSETS - 100.00%	$21,568,025

Percentages are stated as a percent of net assets.

See notes to financial statements.

Genworth 40/60 Index Allocation Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 97.87%
	Exchange-Traded Funds - 97.87%
123,106	iShares Barclays Aggregate Bond Fund	$13,572,437
72,829	iShares MSCI EAFE Index Fund	3,607,220
6,062	iShares Russell 2000 Growth Index Fund	510,602
13,832	iShares Russell 2000 Index Fund	1,019,280
7,758	iShares Russell 2000 Value Index Fund	509,235
30,313	iShares S&P 500 Growth Index Fund	2,043,702
28,368	iShares S&P 500 Index Fund	3,573,233
17,653	iShares S&P 500 Value Index Fund	1,020,873
10,330	iShares S&P Midcap 400 Growth Index Fund	1,019,881
17,466	iShares S&P Midcap 400 Index Fund	1,530,196
6,720	iShares S&P Midcap 400 Value Index Fund	510,586
44,331	SPDR Barclays Capital Aggregate Bond Fund	2,566,322
40,661	SPDR S&P 500 Fund	5,102,956
162,790	Vanguard Total Bond Market ETF	13,599,477

	Total Investment Companies (Cost $48,275,313)	50,186,000

	SHORT-TERM INVESTMENTS - 2.64%
	Money Market Fund - 2.64%
1,355,467	Federated Prime Obligations Fund Effective Yield, 0.200%	1,355,467

	Total Short-Term Investments (Cost $1,355,467)	1,355,467

	Total Investments (Cost $49,630,780) - 100.51%	51,541,467
	Liabilities in Excess of Other Assets - (0.51)%	(261,425)

	TOTAL NET ASSETS - 100.00%	$51,280,042

Percentages are stated as a percent of net assets.

See notes to financial statements.

Genworth 60/40 Index Allocation Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 97.92%
	Exchange-Traded Funds - 97.92%
92,626	iShares Barclays Aggregate Bond Fund	$10,212,017
118,541	iShares MSCI EAFE Index Fund	5,871,336
13,813	iShares Russell 2000 Growth Index Fund	1,163,469
39,399	iShares Russell 2000 Index Fund	2,903,312
8,839	iShares Russell 2000 Value Index Fund	580,192
51,806	iShares S&P 500 Growth Index Fund	3,492,761
50,792	iShares S&P 500 Index Fund	6,397,760
20,113	iShares S&P 500 Value Index Fund	1,163,135
11,769	iShares S&P Midcap 400 Growth Index Fund	1,161,953
33,166	iShares S&P Midcap 400 Index Fund	2,905,673
7,657	iShares S&P Midcap 400 Value Index Fund	581,779
30,305	SPDR Barclays Capital Aggregate Bond Fund	1,754,356
69,492	SPDR S&P 500 Fund	8,721,246
122,485	Vanguard Total Bond Market ETF	10,232,397

	Total Investment Companies (Cost $55,039,025)	57,141,386

	SHORT-TERM INVESTMENTS - 1.97%
	Money Market Fund - 1.97%
1,149,793	Federated Prime Obligations Fund Effective Yield, 0.200%	1,149,793

	Total Short-Term Investments (Cost $1,149,793)	1,149,793

	Total Investments (Cost $56,188,818) - 99.89%	58,291,179
	Other Assets in Excess of Liabilities - 0.11%	63,261

	TOTAL NET ASSETS - 100.00%	$58,354,440

Percentages are stated as a percent of net assets.

See notes to financial statements.

Genworth Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 97.93%
	Affiliated Investment Companies - 97.93%
258,562	Genworth Calamos Growth Fund - Institutional Shares (a)	$2,589,422
371,260	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,620,753
247,930	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	2,067,016
590,996	Genworth Enhanced International Index Fund - Institutional Shares (a)	5,213,409
348,308	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	4,131,000
1,783,518	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	19,758,522
281,109	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	2,593,172
932,895	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	7,237,867
490,897	Genworth PYRAMIS® Small Mid Cap Core Fund - Institutional Shares (a)	3,625,768

	Total Investment Companies (Cost $53,117,946)	50,836,929

	SHORT-TERM INVESTMENTS - 1.83%
	Money Market Fund - 1.83%
948,379	Federated Prime Obligations Fund Effective Yield, 0.200%	948,379

	Total Short-Term Investments (Cost $948,379)	948,379

	Total Investments (Cost $54,066,325) - 99.76%	51,785,308
	Other Assets in Excess of Liabilities - 0.24%	126,725

	TOTAL NET ASSETS - 100.00%	$51,912,033

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

See notes to financial statements.

Genworth Growth Allocation Fund

SCHEDULE OF INVESTMENTS

December 31, 2011

Number of Shares		Value
	INVESTMENT COMPANIES - 97.88%
	Affiliated Investment Companies - 97.88%
348,600	Genworth Calamos Growth Fund - Institutional Shares (a)	$3,491,121
357,533	Genworth Davis NY Venture Fund - Institutional Shares (a)	3,486,879
487,511	Genworth Eaton Vance Large Cap Value Fund - Institutional Shares (a)	4,064,428
796,774	Genworth Enhanced International Index Fund - Institutional Shares (a)	7,028,662
489,179	Genworth Enhanced Small Cap Index Fund - Institutional Shares (a)	5,801,766
1,476,477	Genworth Goldman Sachs Enhanced Core Bond Index Fund - Institutional Shares (a)	16,357,005
378,996	Genworth Legg Mason ClearBridge Aggressive Growth Fund - Institutional Shares (a)	3,496,161
1,048,125	Genworth PIMCO StocksPLUS Fund - Institutional Shares (a)	8,131,881
709,116	Genworth PYRAMIS® Small Mid Cap Core Fund - Institutional Shares (a)	5,237,533

	Total Investment Companies (Cost $60,402,735)	57,095,436

	SHORT-TERM INVESTMENTS - 1.94%
	Money Market Fund - 1.94%
1,132,242	Federated Prime Obligations Fund Effective Yield, 0.200%	1,132,242

	Total Short-Term Investments (Cost $1,132,242)	1,132,242

	Total Investments (Cost $61,534,977) - 99.82%	58,227,678
	Other Assets in Excess of Liabilities - 0.18%	104,967

	TOTAL NET ASSETS - 100.00%	$58,332,645

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES

December 31, 2011

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
ASSETS:
Investments, at value (cost $27,121,212, $57,082,047, $17,751,275, $48,951,412, and $28,917,478, respectively)	$29,956,940	$58,660,256	$19,381,883	$59,752,064	$55,934,797
Income receivable	5,494	57,193	24,316	150,824	24,130
Receivable for dividend reclaims	—	—	6,359	7,908	—
Receivable for investment securities sold	228,023	726,308	19,142	76,714	102,270
Receivable for fund shares sold	284,322	—	—	—	10,990
Other assets	1,344	2,688	875	2,756	2,575
Total assets	30,476,123	59,446,445	19,432,575	59,990,266	56,074,762

LIABILITIES:
Payable for investment securities purchased	225,392	92,707	—	121,494	—
Payable for fund shares redeemed	—	216,454	142,767	332,863	21,748
Payable to investment advisor	17,637	27,986	1,052	21,044	18,240
Payable to custodian	4,809	8,243	5,872	5,958	7,643
Other accrued expenses	53,912	94,231	41,797	93,994	92,174
Total liabilities	301,750	439,621	191,488	575,353	139,805
NET ASSETS	$30,174,373	$59,006,824	$19,241,087	$59,414,913	$55,934,957

NET ASSETS CONSIST OF:
Capital stock	$27,591,830	$57,668,726	$17,792,076	$48,748,407	$28,816,873
Unrealized appreciation on:
Investments	2,835,728	1,578,209	1,630,608	10,800,652	27,017,319
Accumulated undistributed net investment income (loss)	—	(77,418)	(3,104)	(305)	—
Accumulated undistributed net realized gain (loss)	(253,185)	(162,693)	(178,493)	(133,841)	100,765
NET ASSETS	$30,174,373	$59,006,824	$19,241,087	$59,414,913	$55,934,957

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	607,162	1,200,014	728,793	735,441	660,104
Net assets	6,080,558	8,863,310	7,107,656	6,131,498	6,089,336
Net asset value, offering and redemption price per share	$10.01	$7.39	$9.75	$8.34	$9.22

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	2,433,126	6,669,700	1,230,590	6,299,857	5,415,288
Net assets	24,093,815	50,143,514	12,133,431	53,283,415	49,845,621
Net asset value, offering and redemption price per share	$9.90	$7.52	$9.86	$8.46	$9.20

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES (Continued)

December 31, 2011

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
ASSETS:
Investments, at value (cost $194,061,243 and $201,471,466, respectively)	$199,290,624	$208,964,181
Repurchase agreements (cost $12,916,000 and $0, respectively)	12,916,000	—
Foreign currencies (cost $683,690 and $0, respectively)	665,196	—
Deposits with brokers for open swap agreements	105,000	—
Appreciation on forward currency contracts	342,072	—
Appreciation on swap agreements	2,128,259	—
Variation margin on futures contracts	—	1,328
Income receivable	981,367	1,244,249
Receivable for investment securities sold	12,750	1,048,281
Receivable for fund shares sold	—	751,819
Swap premiums paid	1,729,472	—
Other assets	9,638	9,934
Total assets	218,180,378	212,019,792

LIABILITIES:
Options written, at value (cost $427,107 and $0, respectively)	297,244	—
Variation margin on futures contracts	638,103	—
Variation margin on centrally cleared swaps	30,896	—
Depreciation on forward currency contracts	195,735	—
Depreciation on swap agreements	3,349,467	—
Swap premiums received	1,015,406	—
Payable to broker for open swap agreements	1,405,000	—
Income payable	43,055	—
Payable for investment securities purchased	—	1,055,781
Payable for fund shares redeemed	515,401	292,652
Payable to investment advisor	46,761	57,892
Payable to custodian	28,357	31,974
Other accrued expenses	318,082	288,618
Total liabilities	7,883,507	1,726,917
NET ASSETS	$210,296,871	$210,292,875

NET ASSETS CONSIST OF:
Capital stock	$202,436,131	$203,129,418
Unrealized appreciation (depreciation) on:
Investments	5,229,381	7,492,715
Foreign currencies	(18,494)	—
Forward currency contracts	146,337	—
Futures contracts	2,736,789	27,392
Swap contracts	(1,624,243)	—
Written options	129,863	—
Accumulated undistributed net investment income (loss)	2,201,846	—
Accumulated undistributed net realized loss	(940,739)	(356,650)
NET ASSETS	$210,296,871	$210,292,875

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	1,981,020	3,259,995
Net assets	15,369,715	36,115,463
Net asset value, offering and redemption price per share	$7.76	$11.08

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	24,699,812	15,537,444
Net assets	194,927,156	174,177,412
Net asset value, offering and redemption price per share	$7.89	$11.21

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF ASSETS & LIABILITIES (Continued)

December 31, 2011

	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
ASSETS:
Investments, at value (cost $9,828,892, $23,160,287, $49,630,780, $56,188,818, $948,379, and $1,132,242, respectively)	$10,402,911	$21,752,500	$51,541,467	$58,291,179	$948,379	$1,132,242
Investments in affiliates, at value (cost $0, $0, $0, $0, $53,117,946, and $60,402,735, respectively)	—	—	—	—	50,836,929	57,095,436
Income receivable	8	45	62,270	75,703	127,959	179,444
Receivable for investment securities sold	109,491	56,937	306,525	800,685	595,486	632,630
Receivable for fund shares sold	—	151,312	—	—	—	—
Receivable from investment advisor	1,938	—	26,254	25,190	24,463	27,312
Other assets	554	991	2,243	2,677	2,374	2,749
Total assets	10,514,902	21,961,785	51,938,759	59,195,434	52,535,590	59,069,813

LIABILITIES:
Payable for investment securities purchased	60,653	346,587	542,536	712,376	506,405	599,706
Payable for fund shares redeemed	181,273	—	6,471	7,041	4,896	13,318
Payable to investment advisor	—	3,273	—	—	—	—
Payable to custodian	2,854	6,007	8,393	9,458	8,833	10,503
Other accrued expenses	16,384	37,893	101,317	112,119	103,423	113,641
Total liabilities	261,164	393,760	658,717	840,994	623,557	737,168
NET ASSETS	$10,253,738	$21,568,025	$51,280,042	$58,354,440	$51,912,033	$58,332,645

NET ASSETS CONSIST OF:
Capital stock	$9,946,582	$27,728,476	$49,769,769	$56,888,338	$53,479,006	$60,721,424
Unrealized appreciation (depreciation) on:
Investments	574,019	(1,407,787)	1,910,687	2,102,361	—	—
Investments in affiliates	—	—	—	—	(2,281,017)	(3,307,299)
Accumulated undistributed net investment income (loss)	3	5	19,862	13,535	91,846	137,920
Accumulated undistributed net realized gain (loss)	(266,866)	(4,752,669)	(420,276)	(649,794)	622,198	780,600
NET ASSETS	$10,253,738	$21,568,025	$51,280,042	$58,354,440	$51,912,033	$58,332,645

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	864,568	1,389,395	n/a	n/a	n/a	n/a
Net assets	10,253,738	12,256,564	n/a	n/a	n/a	n/a
Net asset value, offering and redemption price per share	$11.86	$8.82	n/a	n/a	n/a	n/a

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	n/a	1,044,483	4,691,031	5,296,597	5,126,664	5,503,701
Net assets	n/a	9,311,461	51,280,042	58,354,440	51,912,033	58,332,645
Net asset value, offering and redemption price per share	n/a	$8.91	$10.93	$11.02	$10.13	$10.60

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2011

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $5,622, $230, $9,009 $11,470, $4,707, respectively)	$223,745	$565,772	$380,677	$1,579,145	$225,725
Interest income	117	1,322	890	1,212	1,517

Total investment income	223,862	567,094	381,567	1,580,357	227,242

EXPENSES:
Investment advisory fees	232,000	387,681	111,146	323,454	263,582
Administrative service fees - Service Shares	66,760	134,007	34,447	139,688	135,986
Distribution (12b-1) fees - Service Shares	66,760	134,007	34,447	139,688	135,986
Audit and tax fees	24,613	27,845	24,613	27,728	28,706
Legal fees	22,524	46,210	11,532	31,329	27,546
Administration fees	18,491	37,959	13,321	38,380	34,186
Fund accounting fees	13,517	26,521	20,197	25,381	21,916
Custody fees	10,830	37,593	21,963	21,468	11,161
Transfer agent fees and expenses	8,323	10,457	8,910	10,459	10,090
Reports to shareholders	3,809	5,311	2,881	8,788	8,243
Trustees’ fees and expenses	2,300	6,127	2,851	6,158	6,365
Compliance fees	1,578	3,338	1,212	3,338	2,992
Insurance fees	1,542	3,111	846	3,119	3,006
Total expenses	473,047	860,167	288,366	778,978	689,765
Less reimbursement by Advisor	(49,748)	(77,119)	(71,394)	(68,846)	(51,751)
Less securities lending credit	(11,378)	(30,432)	(3,589)	(10,265)	(14,599)
Net expenses	411,921	752,616	213,383	699,867	623,415

Net investment income (loss)	$(188,059)	$(185,522)	$168,184	$880,490	$(396,173)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,353,983	426,284	(13,238)	1,152,779	2,358,056
Total	3,353,983	426,284	(13,238)	1,152,779	2,358,056
Net change in unrealized depreciation on:
Investments	(5,336,497)	(3,887,033)	(1,255,270)	(4,971,787)	(525,501)
Foreign currencies	—	—	(607)	(575)	—
Total	(5,336,497)	(3,887,033)	(1,255,877)	(4,972,362)	(525,501)
Net realized and unrealized gain (loss)	(1,982,514)	(3,460,749)	(1,269,115)	(3,819,583)	1,832,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,170,573)	$(3,646,271)	$(1,100,931)	$(2,939,093)	$1,436,382

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2011

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
INVESTMENT INCOME:
Dividend income	$16,791	$—
Interest income	6,897,382	6,042,344

Total investment income	6,914,173	6,042,344

EXPENSES:
Investment advisory fees	770,900	664,719
Administrative service fees - Service Shares	519,686	459,663
Distribution (12b-1) fees - Service Shares	519,686	459,663
Audit and tax fees	46,682	38,940
Legal fees	122,110	121,578
Administration fees	128,565	131,557
Fund accounting fees	153,055	125,690
Custody fees	66,725	49,500
Transfer agent fees and expenses	20,134	20,286
Reports to shareholders	26,470	16,647
Trustees’ fees and expenses	28,030	24,643
Compliance fees	11,187	11,608
Insurance fees	11,196	10,612
Total expenses	2,424,426	2,135,106
Less reimbursement, net of recoupment, by Advisor	(255,220)	(159,603)
Less securities lending credit	(28,548)	(59,098)
Net expenses	2,140,658	1,916,405

Net investment income	$4,773,515	$4,125,939

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	866,142	5,101,662
Foreign currencies	73,744	—
Forward currency contracts	664,213	—
Forward sale commitments	110,313	—
Futures contracts	5,960,405	365,643
Swap contracts	(2,091,829)	—
Written options	230,127	—
Total	5,813,115	5,467,305
Net change in unrealized appreciation (depreciation) on:
Investments	(4,514,834)	4,630,363
Foreign currencies	(17,516)	—
Forward currency contracts	117,318	—
Forward sale commitments	26,328	—
Futures contracts	(1,662,203)	189,960
Swap contracts	382,103	—
Written options	363,450	—
Total	(5,305,354)	4,820,323
Net realized and unrealized gain	507,761	10,287,628
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,281,276	$14,413,567

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2011

	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
INVESTMENT INCOME:
Dividend income	$156,335	$634,489	$1,304,350	$1,429,391	$1,711,248	$1,974,878
Interest income	245	385	1,535	1,848	1,489	1,738

Total investment income	156,580	634,874	1,305,885	1,431,239	1,712,737	1,976,616

EXPENSES:
Investment advisory fees	9,515	17,405	48,571	58,981	26,471	30,606
Administrative service fees - Service Shares	—	26,692	121,429	147,453	132,354	153,030
Distribution (12b-1) fees - Service Shares	—	26,692	121,429	147,453	132,354	153,030
Audit and tax fees	11,506	11,457	11,530	10,890	11,530	11,545
Legal fees	6,377	11,217	23,716	29,906	27,110	32,271
Administration fees	12,378	25,627	41,673	51,258	44,632	52,263
Fund accounting fees	8,150	19,990	28,550	35,276	30,949	35,935
Custody fees	6,390	7,345	12,508	13,663	17,455	22,402
Transfer agent fees and expenses	6,068	11,955	6,191	6,271	6,197	6,276
Reports to shareholders	1,116	1,515	5,069	5,624	5,748	6,347
Trustees’ fees and expenses	1,461	1,919	5,221	8,284	5,904	7,743
Compliance fees	724	1,181	2,751	3,411	3,006	3,530
Insurance fees	444	843	1,432	1,506	1,451	1,204
Total expenses	64,129	163,838	430,070	519,976	445,161	516,182
Less reimbursement, net of recoupment, by Advisor	(10,813)	(2,184)	(73,805)	(84,770)	(106,334)	(136,668)
Less securities lending credit	(19,060)	(43,293)	(25,979)	(34,134)	—	—
Net expenses	34,256	118,361	330,286	401,072	338,827	379,514

Net investment income	$122,324	$516,513	$975,599	$1,030,167	$1,373,910	$1,597,102

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(75,281)	(177,109)	212,315	(250,132)	—	—
Investments in affiliates	—	—	—	—	719,304	882,059
Total	(75,281)	(177,109)	212,315	(250,132)	719,304	882,059
Net change in unrealized appreciation (depreciation) on:
Investments	(581,882)	(3,482,605)	310,799	(398,850)	—	—
Investments in affiliates	—	—	—	—	(2,707,326)	(4,072,521)
Total	(581,882)	(3,482,605)	310,799	(398,850)	(2,707,326)	(4,072,521)
Net realized and unrealized gain (loss)	(657,163)	(3,659,714)	523,114	(648,982)	(1,988,022)	(3,190,462)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(534,839)	$(3,143,201)	$1,498,713	$381,185	$(614,112)	$(1,593,360)

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Genworth Calamos Growth Fund		Genworth PYRAMIS® Small/Mid Cap Core Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income (loss)	$(188,059)	$(197,673)	$(185,522)	$685,920
Net realized gain on investment transactions	3,353,983	1,249,786	426,284	16,017,322
Change in unrealized appreciation (depreciation) on investments	(5,336,497)	6,732,462	(3,887,033)	(2,599,228)
Net increase (decrease) in net assets resulting from operations	(2,170,573)	7,784,575	(3,646,271)	14,104,014

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	5,051,212	4,649,332	5,928,046	8,099,167
Shares issued to holders in reinvestment of dividends	689,492	15,229	1,983,584	553,795
Shares redeemed	(1,596,381)	(2,161,581)	(5,576,095)	(199,660)

Net increase	4,144,323	2,502,980	2,335,535	8,453,302
Service Shares:
Shares sold	4,041,282	55,422,039	8,950,381	24,818,582
Shares issued to holders in reinvestment of dividends	2,840,542	152,199	10,626,446	3,274,032
Shares redeemed	(7,338,214)	(41,361,984)	(12,578,270)	(15,354,460)

Net increase (decrease)	(456,390)	14,212,254	6,998,557	12,738,154

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	—	—	(79,934)	(149,218)
Net investment income - Service Shares	—	—	(220,957)	(505,627)
Net realized gains - Institutional Shares	(689,492)	(15,229)	(1,903,650)	(404,577)
Net realized gains - Service Shares	(2,840,542)	(152,199)	(10,405,489)	(2,768,405)

Total dividends and distributions	(3,530,034)	(167,428)	(12,610,030)	(3,827,827)

INCREASE (DECREASE) IN NET ASSETS	(2,012,674)	24,332,381	(6,922,209)	31,467,643

NET ASSETS:
Beginning of period	$32,187,047	$7,854,666	$65,929,033	$34,461,390
End of period (including undistributed net investment income (loss) of $0, $0, $(77,418) and $0, respectively)	$30,174,373	$32,187,047	$59,006,824	$65,929,033

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	406,889	455,344	584,068	848,954
Shares issued to holders in reinvestment of dividends	69,331	1,242	271,015	54,170
Shares redeemed	(128,410)	(201,638)	(540,237)	(22,324)

Net increase	347,810	254,948	314,846	880,800
Service Shares:
Shares sold	344,553	5,925,740	956,289	2,844,678
Shares issued to holders in reinvestment of dividends	288,855	12,475	1,426,311	315,597
Shares redeemed	(597,009)	(4,343,603)	(1,223,647)	(1,543,538)

Net increase	36,399	1,594,612	1,158,953	1,616,737

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Davis NY Venture Fund		Genworth Eaton Vance Large Cap Value Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income	$168,184	$71,835	$880,490	$570,453
Net realized gain (loss) on investment transactions	(13,238)	123,505	1,152,779	5,361,191
Change in unrealized appreciation (depreciation) on investments	(1,255,877)	1,657,427	(4,972,362)	(1,264,110)
Net increase (decrease) in net assets resulting from operations	(1,100,931)	1,852,767	(2,939,093)	4,667,534

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	3,030,755	7,748,600	4,353,347	6,783,696
Shares issued to holders in reinvestment of dividends	86,779	59,633	219,987	389,602
Shares redeemed	(3,751,041)	(388,682)	(5,031,515)	(113,368)

Net increase (decrease)	(633,507)	7,419,551	(458,181)	7,059,930
Service Shares:
Shares sold	6,589,325	3,320,838	4,025,302	7,391,105
Shares issued to holders in reinvestment of dividends	76,919	4,277	1,629,894	2,839,563
Shares redeemed	(4,459,403)	(2,110,387)	(7,025,233)	(39,678,823)

Net increase (decrease)	2,206,841	1,214,728	(1,370,037)	(29,448,155)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	(86,779)	(59,633)	(113,391)	(118,873)
Net investment income - Service Shares	(76,919)	(4,277)	(755,221)	(456,631)
Net realized gains - Institutional Shares	—	—	(106,597)	(270,729)
Net realized gains - Service Shares	—	—	(874,673)	(2,382,932)

Total dividends and distributions	(163,698)	(63,910)	(1,849,882)	(3,229,165)

INCREASE (DECREASE) IN NET ASSETS	308,705	10,423,136	(6,617,193)	(20,949,856)

NET ASSETS:
Beginning of period	$18,932,382	$8,509,246	$66,032,106	$86,981,962
End of period (including undistributed net investment income (loss) of $(3,104), $(1,685), $(305) and $161, respectively)	$19,241,087	$18,932,382	$59,414,913	$66,032,106

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	292,012	817,297	473,196	769,170
Shares issued to holders in reinvestment of dividends	8,958	5,802	26,551	43,244
Shares redeemed	(359,066)	(40,253)	(566,658)	(13,033)

Net increase (decrease)	(58,096)	782,846	(66,911)	799,381
Service Shares:
Shares sold	630,984	354,663	477,479	853,434
Shares issued to holders in reinvestment of dividends	7,854	412	193,901	310,264
Shares redeemed	(448,713)	(220,515)	(783,129)	(4,607,459)

Net increase (decrease)	190,125	134,560	(111,749)	(3,443,761)

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Legg Mason ClearBridge Aggressive Growth Fund		Genworth PIMCO StocksPLUS Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income (loss)	$(396,173)	$360,995	$4,773,515	$4,234,025
Net realized gain on investment transactions	2,358,056	14,161,168	5,813,115	29,414,525
Change in unrealized appreciation (depreciation) on investments	(525,501)	(2,745,714)	(5,305,354)	2,837,871
Net increase in net assets resulting from operations	1,436,382	11,776,449	5,281,276	36,486,421

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	4,602,931	4,913,447	8,824,912	7,751,644
Shares issued to holders in reinvestment of dividends	427,709	637,792	1,800,162	1,104,190
Shares redeemed	(1,555,212)	(2,301,661)	(1,544,279)	(510,152)

Net increase	3,475,428	3,249,578	9,080,795	8,345,682
Service Shares:
Shares sold	5,828,359	4,592,628	9,161,107	75,347,184
Shares issued to holders in reinvestment of dividends	3,484,468	11,867,736	20,769,165	30,580,874
Shares redeemed	(13,428,219)	(63,070,083)	(36,854,884)	(27,712,535)

Net increase (decrease)	(4,115,392)	(46,609,719)	(6,924,612)	78,215,523

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	(279)	(24,399)	(530,931)	(193,042)
Net investment income - Service Shares	—	(29,988)	(5,202,741)	(4,073,917)
Net realized gains - Institutional Shares	(427,430)	(613,393)	(1,269,231)	(911,148)
Net realized gains - Service Shares	(3,484,468)	(11,837,748)	(15,566,424)	(26,506,957)

Total dividends and distributions	(3,912,177)	(12,505,528)	(22,569,327)	(31,685,064)

INCREASE (DECREASE) IN NET ASSETS	(3,115,759)	(44,089,220)	(15,131,868)	91,362,562

NET ASSETS:
Beginning of period	$59,050,716	$103,139,936	$225,428,739	$134,066,177
End of period (including undistributed net investment income of $0, $272,503, $2,201,846 and $2,880,390, respectively)	$55,934,957	$59,050,716	$210,296,871	$225,428,739

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	443,074	468,356	986,518	868,687
Shares issued to holders in reinvestment of dividends	46,760	66,132	233,481	129,189
Shares redeemed	(156,500)	(212,005)	(186,022)	(55,228)

Net increase	333,334	322,483	1,033,977	942,648
Service Shares:
Shares sold	610,260	459,239	1,103,143	8,933,798
Shares issued to holders in reinvestment of dividends	381,767	1,226,792	2,648,149	3,529,852
Shares redeemed	(1,325,524)	(6,293,934)	(4,126,431)	(3,025,055)

Net increase (decrease)	(333,497)	(4,607,903)	(375,139)	9,438,595

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Goldman Sachs Enhanced Core Bond Index Fund		Genworth Enhanced Small Cap Index Fund		Genworth Enhanced International Index Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income	$4,125,939	$3,450,287	$122,324	$58,025	$516,513	$931,149
Net realized gain (loss) on investment transactions	5,467,305	3,924,450	(75,281)	(7,844)	(177,109)	(4,575,560)
Change in unrealized appreciation (depreciation) on investments	4,820,323	517,650	(581,882)	1,155,271	(3,482,605)	2,074,707
Net increase (decrease) in net assets resulting from operations	14,413,567	7,892,387	(534,839)	1,205,452	(3,143,201)	(1,569,704)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares:
Shares sold	13,108,099	29,469,668	5,258,552	8,692,336	5,080,743	9,198,191
Shares issued to holders in reinvestment of dividends	915,616	2,066,745	307,447	56,845	324,370	483,162
Shares redeemed	(9,282,729)	(202,185)	(4,347,052)	(75,160)	(1,075,561)	(95,449)

Net increase	4,740,986	31,334,228	1,218,947	8,674,021	4,329,552	9,585,904
Service Shares:
Shares sold	16,210,176	116,060,608	—	—	738,360	72,404,885
Shares issued to holders in reinvestment of dividends	3,565,459	12,904,509	—	—	192,144	448,532
Shares redeemed	(42,875,032)	(20,941,512)	—	—	(1,559,189)	(58,480,186)

Net increase (decrease)	(23,099,397)	108,023,605	—	—	(628,685)	14,373,231

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	(915,616)	(624,075)	(124,419)	(56,130)	(324,370)	(483,162)
Net investment income - Service Shares	(3,565,459)	(3,030,568)	—	—	(192,144)	(448,532)
Net realized gains - Institutional Shares	—	(1,442,670)	(183,028)	(715)	—	—
Net realized gains - Service Shares	—	(9,873,941)	—	—	—	—

Total dividends and distributions	(4,481,075)	(14,971,254)	(307,447)	(56,845)	(516,514)	(931,694)

INCREASE (DECREASE) IN NET ASSETS	(8,425,919)	132,278,966	376,661	9,822,628	41,152	21,457,737

NET ASSETS:
Beginning of period	$218,718,794	$86,439,828	$9,877,077	$54,449	$21,526,873	$69,136
End of period (including undistributed net investment income of $0, $0, $3, $2,063, $5 and $6, respectively)	$210,292,875	$218,718,794	$10,253,738	$9,877,077	$21,568,025	$21,526,873

CHANGES IN SHARES OUTSTANDING:
Institutional Shares:
Shares sold	1,224,034	2,593,078	417,552	769,255	498,900	919,123
Shares issued to holders in reinvestment of dividends	82,810	195,154	26,025	4,415	37,550	46,909
Shares redeemed	(833,507)	(17,823)	(351,098)	(6,857)	(109,537)	(10,441)

Net increase	473,337	2,770,409	92,479	766,813	426,913	955,591
Service Shares:
Shares sold	1,460,012	10,375,493	—	—	75,511	7,350,479
Shares issued to holders in reinvestment of dividends	318,663	1,204,835	—	—	22,009	43,145
Shares redeemed	(3,832,000)	(1,843,403)	—	—	(151,049)	(6,295,612)

Net increase (decrease)	(2,053,325)	9,736,925	—	—	(53,529)	1,098,012

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth 40/60 Index Allocation Fund		Genworth 60/40 Index Allocation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income	$975,599	$465,357	$1,030,167	$415,978
Net realized gain (loss) on investment transactions	212,315	(72,017)	(250,132)	(43,932)
Change in unrealized appreciation (depreciation) on investments	310,799	1,600,867	(398,850)	2,506,869
Net increase in net assets resulting from operations	1,498,713	1,994,207	381,185	2,878,915

CAPITAL SHARE TRANSACTIONS:
Service Shares:
Shares sold	12,934,716	43,891,211	13,344,556	47,641,646
Shares issued to holders in reinvestment of dividends	1,514,143	468,190	1,277,547	513,499
Shares redeemed	(7,322,085)	(1,843,715)	(4,757,019)	(1,722,291)

Net increase	7,126,774	42,515,686	9,865,084	46,432,854

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Service Shares	(955,712)	(465,987)	(1,016,641)	(418,526)
Net realized gains - Service Shares	(558,431)	(2,203)	(260,906)	(94,973)

Total dividends and distributions	(1,514,143)	(468,190)	(1,277,547)	(513,499)

INCREASE IN NET ASSETS	7,111,344	44,041,703	8,968,722	48,798,270

NET ASSETS:
Beginning of period	$44,168,698	$126,995	$49,385,718	$587,448
End of period (including undistributed net investment income of $19,862, $2, $13,535 and $9, respectively)	$51,280,042	$44,168,698	$58,354,440	$49,385,718

CHANGES IN SHARES OUTSTANDING:
Service Shares:
Shares sold	1,168,688	4,167,042	1,175,932	4,491,695
Shares issued to holders in reinvestment of dividends	138,313	42,977	115,713	46,141
Shares redeemed	(661,833)	(176,787)	(424,862)	(166,210)

Net increase	645,168	4,033,232	866,783	4,371,626

See notes to financial statements.

Genworth Variable Insurance Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Genworth Moderate Allocation Fund		Genworth Growth Allocation Fund
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
OPERATIONS:
Net investment income	$1,373,910	$1,651,628	$1,597,102	$1,585,338
Net realized gain on investment transactions	719,304	887,520	882,059	971,198
Change in unrealized appreciation (depreciation) on investments	(2,707,326)	437,388	(4,072,521)	765,453
Net increase (decrease) in net assets resulting from operations	(614,112)	2,976,536	(1,593,360)	3,321,989

CAPITAL SHARE TRANSACTIONS:
Service Shares:
Shares sold	12,537,528	41,028,954	19,131,074	43,729,154
Shares issued to holders in reinvestment of dividends	2,271,032	1,648,769	2,540,517	1,576,725
Shares redeemed	(3,200,837)	(1,245,236)	(6,111,115)	(234,828)

Net increase	11,607,723	41,432,487	15,560,476	45,071,051

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Service Shares	(1,286,434)	(1,647,249)	(1,467,841)	(1,576,725)
Net realized gains - Service Shares	(984,598)	(1,520)	(1,072,676)	—

Total dividends and distributions	(2,271,032)	(1,648,769)	(2,540,517)	(1,576,725)

INCREASE IN NET ASSETS	8,722,579	42,760,254	11,426,599	46,816,315

NET ASSETS:
Beginning of period	$43,189,454	$429,200	$46,906,046	$89,731
End of period (including undistributed net investment income of $91,846, $4,379, $137,920, and $8,678, respectively)	$51,912,033	$43,189,454	$58,332,645	$46,906,046

CHANGES IN SHARES OUTSTANDING:
Service Shares:
Shares sold	1,159,732	3,967,047	1,668,665	4,022,260
Shares issued to holders in reinvestment of dividends	224,180	154,885	239,531	139,748
Shares redeemed	(304,210)	(118,302)	(553,194)	(22,058)

Net increase	1,079,702	4,003,630	1,355,002	4,139,950

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS

	Genworth Calamos Growth Fund
	Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.17	$9.74	$9.33		$12.11	$9.74	$6.48	$10.00
Net investment income (loss)	(0.04)	0.01	—		(0.07)	(0.08)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.79)	2.49	0.41		(0.81)	2.52	3.30	(3.51)

Total from investment operations	(0.83)	2.50	0.41		(0.88)	2.44	3.26	(3.52)

Less distributions:
Dividends from net realized gains	(1.33)	(0.07)	—		(1.33)	(0.07)	—	—

Total distributions	(1.33)	(0.07)	—		(1.33)	(0.07)	—	—

Net asset value, end of period	$10.01	$12.17	$9.74		$9.90	$12.11	$9.74	$6.48

Total return	-6.72%	25.66%	4.36%	[2,4]	-7.19%	25.03%	50.35%	-35.22%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$6,080,558	3,156,871	$42,876		$24,093,815	$29,030,176	$7,811,790	3,582,157
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	1.09%	1.33%	2.21%	[5]	1.60%	1.68%	2.20%	6.25%	[5]
After expense reimbursement and before securities lending credit	0.93%	0.97%	0.94%	[5]	1.44%	1.45%	1.47%	1.51%	[5]
After expense reimbursement and securities lending credit	0.90%	0.90%	0.90%	[5]	1.40%	1.40%	1.40%	1.40%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.35%	-0.33%	-1.22%	[5]	-0.88%	-0.85%	-1.35%	-5.20%	[5]
After expense reimbursement and securities lending credit	-0.16%	0.10%	0.09%	[5]	-0.68%	-0.57%	-0.55%	-0.35%	[5]
Portfolio turnover rate	88.62%	174.35%	70.42%		88.62%	174.35%	70.42%	17.96%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth PYRAMIS® Small/Mid Cap Core Fund
	Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.18	$8.75	$8.53		$10.33	$8.84	$6.73	$10.00
Net investment income (loss)	0.05	0.09	0.05		(0.02)	0.12	0.07	0.04
Net realized and unrealized gains (losses) on investments	(0.78)	2.06	0.32		(0.77)	1.99	2.10	(3.27)

Total from investment operations	(0.73)	2.15	0.37		(0.79)	2.11	2.17	(3.23)

Less distributions:
Dividends from net investment income	(0.08)	(0.19)	(0.15)		(0.04)	(0.09)	(0.06)	(0.04)
Dividends from net realized gains	(1.98)	(0.53)	—		(1.98)	(0.53)	—	—

Total distributions	(2.06)	(0.72)	(0.15)		(2.02)	(0.62)	(0.06)	(0.04)

Net asset value, end of period	$7.39	$10.18	$8.75		$7.52	$10.33	$8.84	$6.73

Total return	-6.99%	24.49%	4.35%	[2,4]	-7.45%	23.86%	32.17%	-32.30%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$8,863,310	$9,010,697	$38,232		$50,143,514	$56,918,336	$34,423,158	$23,818,989
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.91%	1.28%	2.14%	[5]	1.42%	1.58%	1.50%	2.73%	[5]
After expense reimbursement and before securities lending credit	0.80%	0.78%	0.77%	[5]	1.30%	1.28%	1.29%	1.38%	[5]
After expense reimbursement and securities lending credit	0.75%	0.75%	0.75%	[5]	1.25%	1.25%	1.25%	1.25%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.04%	1.51%	-0.30%	[5]	-0.54%	0.87%	0.73%	1.34%	[5]
After expense reimbursement and securities lending credit	0.12%	2.04%	1.09%	[5]	-0.37%	1.20%	0.98%	2.82%	[5]
Portfolio turnover rate	163.27%	198.33%	67.78%		163.27%	198.33%	67.78%	5.44%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Davis NY Venture Fund
	Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.30	$9.28	$9.06		$10.41	$9.35		$7.17	$10.00
Net investment income	0.12	0.05	0.03		0.06	0.04		0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.55)	1.05	0.28		(0.55)	1.02		2.18	(2.83)

Total from investment operations	(0.43)	1.10	0.31		(0.49)	1.06		2.20	(2.81)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.09)		(0.06)	—	*	(0.02)	(0.02)

Total distributions	(0.12)	(0.08)	(0.09)		(0.06)	—		(0.02)	(0.02)

Net asset value, end of period	$9.75	$10.30	$9.28		$9.86	$10.41		$9.35	$7.17

Total return	-4.16%	11.86%	3.42%	[2,4]	-4.64%	11.32%		30.77%	-28.15%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$7,107,656	$8,105,151	$37,523		$12,133,431	$10,827,231		$8,471,723	$3,401,992
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.99%	1.38%	2.07%	[5]	1.49%	1.84%		2.17%	7.84%	[5]
After expense reimbursement and before securities lending credit	0.67%	0.66%	0.67%	[5]	1.17%	1.16%		1.18%	1.25%	[5]
After expense reimbursement and securities lending credit	0.65%	0.65%	0.65%	[5]	1.15%	1.15%		1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	0.73%	0.36%	-1.53%	[5]	0.23%	-0.26%		-0.67%	-5.72%	[5]
After expense reimbursement and securities lending credit	1.07%	1.09%	-0.11%	[5]	0.57%	0.43%		0.35%	0.97%	[5]
Portfolio turnover rate	33.25%	13.72%	16.98%		33.25%	13.72%		16.98%	7.68%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Eaton Vance Large Cap Value Fund
	Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.03	$8.73	$8.74		$9.17	$8.82	$7.68	$10.00
Net investment income	0.20	0.06	0.05		0.12	0.09	0.10	0.03
Net realized and unrealized gains (losses) on investments	(0.60)	0.80	0.12		(0.57)	0.72	1.14	(2.32)

Total from investment operations	(0.40)	0.86	0.17		(0.45)	0.81	1.24	(2.29)

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.18)		(0.12)	(0.07)	(0.10)	(0.03)
Dividends from net realized gains	(0.14)	(0.39)	—		(0.14)	(0.39)	—	—

Total distributions	(0.29)	(0.56)	(0.18)		(0.26)	(0.46)	(0.10)	(0.03)

Net asset value, end of period	$8.34	$9.03	$8.73		$8.46	$9.17	$8.82	$7.68

Total return	-4.36%	9.72%	1.93%	[2,4]	-4.84%	9.15%	16.15%	-22.85%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$6,131,498	$7,243,016	$25,950		$53,283,415	$58,789,090	$86,956,012	$59,437,385
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.77%	0.87%	1.08%	[5]	1.27%	1.35%	1.29%	1.97%	[5]
After expense reimbursement and before securities lending credit	0.67%	0.67%	0.71%	[5]	1.17%	1.17%	1.18%	1.19%	[5]
After expense reimbursement and securities lending credit	0.65%	0.65%	0.65%	[5]	1.15%	1.15%	1.15%	1.15%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	1.67%	1.37%	1.00%	[5]	1.17%	0.70%	1.27%	1.64%	[5]
After expense reimbursement and securities lending credit	1.79%	1.59%	1.43%	[5]	1.29%	0.90%	1.41%	2.46%	[5]
Portfolio turnover rate	51.24%	49.96%	59.48%		51.24%	49.96%	59.48%	8.99%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Legg Mason ClearBridge Aggressive Growth Fund
	Institutional					Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.69	$9.96	$9.49		$9.72	$9.95	$7.46	$10.00
Net investment income (loss)	(0.01)	0.12	—		(0.07)	0.06	(0.02)	0.01
Net realized and unrealized gains (losses) on investments	0.23	2.30	0.47		0.24	2.31	2.51	(2.54)

Total from investment operations	0.22	2.42	0.47		0.17	2.37	2.49	(2.53)

Less distributions:
Dividends from net investment income	— *	(0.10)	—		—	(0.01)	—	(0.01)
Dividends from net realized gains	(0.69)	(2.59)	—		(0.69)	(2.59)	—	—

Total distributions	(0.69)	(2.69)	—		(0.69)	(2.60)	—	(0.01)

Net asset value, end of period	$9.22	$9.69	$9.96		$9.20	$9.72	$9.95	$7.46

Total return	2.38%	24.51%	4.91%	[2,4]	1.87%	23.86%	33.48%	-25.37%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$6,089,336	$3,167,216	$42,695		$49,845,621	$55,883,500	$103,097,241	$70,758,218
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.71%	0.80%	1.00%	[5]	1.21%	1.29%	1.20%	1.76%	[5]
After expense reimbursement/recoupment and before securities lending credit	0.62%	0.63%	0.61%	[5]	1.13%	1.12%	1.16%	1.20%	[5]
After expense reimbursement/recoupment and securities lending credit	0.60%	0.60%	0.60%	[5]	1.10%	1.10%	1.10%	1.10%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	-0.08%	1.53%	-0.79%	[5]	-0.84%	0.37%	-0.38%	-0.36%	[5]
After expense reimbursement and securities lending credit	0.03%	1.73%	-0.39%	[5]	-0.73%	0.56%	-0.28%	0.30%	[5]
Portfolio turnover rate	1.55%	2.33%	2.39%		1.55%	2.33%	2.39%	0.41%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth PIMCO StocksPLUS Fund
	Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.55	$8.49	$9.78		$8.67	$8.57	$6.85	$10.00
Net investment income (loss)	0.25	(0.08)	0.07		0.21	0.11	0.29	0.03
Net realized and unrealized gains (losses) on investments	(0.05)	1.62	0.14		(0.05)	1.40	2.85	(2.59)

Total from investment operations	0.20	1.54	0.21		0.16	1.51	3.14	(2.56)

Less distributions:
Dividends from net investment income	(0.29)	(0.26)	(0.16)		(0.24)	(0.19)	(0.08)	(0.03)
Dividends from net realized gains	(0.70)	(1.22)	(1.34)		(0.70)	(1.22)	(1.34)	(0.56)

Total distributions	(0.99)	(1.48)	(1.50)		(0.94)	(1.41)	(1.42)	(0.59)

Net asset value, end of period	$7.76	$8.55	$8.49		$7.89	$8.67	$8.57	$6.85

Total return	2.47%	18.10%	2.14%	[2,4]	1.95%	17.51%	45.69%	-25.50%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$15,369,715	$8,098,930	$37,317		$194,927,156	$217,329,809	$134,028,860	$95,311,072
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.63%	0.76%	1.28%	[5]	1.13%	1.22%	1.18%	1.94%	[5]
After expense reimbursement/recoupment and before securities lending credit	0.51%	0.51%	0.54%	[5]	1.01%	1.01%	1.03%	1.07%	[5]
After expense reimbursement/recoupment and securities lending credit	0.50%	0.50%	0.50%	[5]	1.00%	1.00%	1.00%	1.00%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.49%	2.42%	5.44%	[5]	2.01%	1.92%	3.69%	1.47%	[5]
After expense reimbursement and securities lending credit	2.62%	2.68%	6.22%	[5]	2.14%	2.14%	3.87%	2.41%	[5]
Portfolio turnover rate	176.48%	239.80%	696.19%		176.48%	239.80%	696.19%	287.05%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Goldman Sachs Enhanced Core Bond Index Fund
	Institutional					Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	August 15, 2008[1] Through December 31, 2008
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.63	$10.89	$11.71		$10.75	$10.98	$10.67	$10.00
Net investment income	0.29	0.12	0.11		0.22	0.20	0.29	0.07
Net realized and unrealized gains (losses) on investments	0.45	0.49	(0.23)		0.47	0.37	0.63	0.67

Total from investment operations	0.74	0.61	(0.12)		0.69	0.57	0.92	0.74

Less distributions:
Dividends from net investment income	(0.29)	(0.26)	(0.38)		(0.23)	(0.19)	(0.29)	(0.07)
Dividends from net realized gains	—	(0.61)	(0.32)		—	(0.61)	(0.32)	—

Total distributions	(0.29)	(0.87)	(0.70)		(0.23)	(0.80)	(0.61)	(0.07)

Net asset value, end of period	$11.08	$10.63	$10.89		$11.21	$10.75	$10.98	$10.67

Total return	7.00%	5.66%	-1.00%	[2,4]	6.48%	5.15%	8.57%	7.46%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$36,115,463	$29,622,814	$176,931		$174,177,412	$189,095,980	$86,262,897	$56,296,521
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.55%	0.69%	0.72%	[5]	1.05%	1.15%	1.24%	1.91%	[5]
After expense reimbursement and before securities lending credit	0.48%	0.46%	0.57%	[5]	0.98%	0.96%	1.10%	1.16%	[5]
After expense reimbursement and securities lending credit	0.45%	0.45%	0.55%	[5]	0.95%	0.95%	1.05%	1.05%	[5]
Ratio of net investment income to average net assets
Before expense reimbursement and securities lending credit	2.18%	2.11%	3.28%	[5]	1.68%	1.73%	2.87%	2.76%	[5]
After expense reimbursement and securities lending credit	2.28%	2.35%	3.45%	[5]	1.78%	1.93%	3.06%	3.62%	[5]
Portfolio turnover rate	569.29%	514.46%	455.17%		569.29%	514.46%	455.17%	216.84%	[3,4]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From September 4, 2008 (commencement of operations) through December 31, 2008.
[4]	Not annualized.
[5]	Annualized.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Enhanced Small Cap Index Fund				Genworth Enhanced International Index Fund
	Institutional				Institutional				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	May 1, 2010[1] Through December 31, 2010
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$12.79	$10.32	$10.00		$10.40	$10.03	$10.00		$10.49	$9.90
Net investment income	0.14	0.05	0.03		0.34	0.13	0.08		0.21	0.73
Net realized and unrealized gains (losses) on investments	(0.71)	2.50	0.29		(1.68)	0.80	(0.05)		(1.60)	0.28

Total from investment operations	(0.57)	2.55	0.32		(1.34)	0.93	0.03		(1.39)	1.01

Less distributions:
Dividends from net investment income	(0.15)	(0.08)	—		(0.24)	(0.56)	—		(0.19)	(0.42)
Dividends from net realized gains	(0.21)	— *	—		—	—	—		—	—

Total distributions	(0.36)	(0.08)	—		(0.24)	(0.56)	—		(0.19)	(0.42)

Net asset value, end of period	$11.86	$12.79	$10.32		$8.82	$10.40	$10.03		$8.91	$10.49

Total return	-4.48%	24.70%	3.22%	[2,4]	-12.77%	9.24%	0.33%	[2,4]	-13.20%	10.34%	[3,4]

Supplemental data and ratios:
Net assets, end of period	$10,253,738	$9,877,077	$54,449		$12,256,564	$10,006,410	$69,136		$9,311,461	$11,520,463
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.50%	2.52%	76.08%	[5]	0.47%	1.41%	59.10%	[5]	0.98%	1.33%	[5]
After expense reimbursement and before securities lending credit	0.42%	0.41%	0.08%	[5]	0.46%	0.47%	0.19%	[5]	0.97%	0.93%	[5]
After expense reimbursement and securities lending credit	0.27%	0.27%	0.08%	[5]	0.28%	0.28%	0.19%	[5]	0.78%	0.78%	[5]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	0.73%	-0.41%	-66.14%	[5]	2.34%	3.05%	-34.28%	[5]	1.67%	3.43%	[5]
After expense reimbursement and securities lending credit	0.96%	1.84%	9.86%	[5]	2.53%	4.18%	24.63%	[5]	1.87%	3.98%	[5]
Portfolio turnover rate	69.88%	9.20%	0.00%	[2,4]	23.46%	315.88%	0.00%	[2,4]	23.46%	315.88%

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	From May 1, 2010 (commencement of operations) through December 31, 2010.
[4]	Not annualized.
[5]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth 40/60 Index Allocation Fund				Genworth 60/40 Index Allocation Fund
	Service				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.92	$10.05	$10.00		$11.15	$10.10	$10.00
Net investment income	0.21	0.07	0.05		0.20	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.13	0.92	—		(0.08)	1.12	0.06

Total from investment operations	0.34	0.99	0.05		0.12	1.18	0.10

Less distributions:
Dividends from net investment income	(0.21)	(0.12)	—		(0.20)	(0.10)	—
Dividends from net realized gains	(0.12)	— *	—		(0.05)	(0.03)	—

Total distributions	(0.33)	(0.12)	—		(0.25)	(0.13)	—

Net asset value, end of period	$10.93	$10.92	$10.05		$11.02	$11.15	$10.10

Total return	3.17%	9.79%	0.54%	[2,3]	1.03%	11.69%	0.96%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$51,280,042	$44,168,698	$126,995		$58,354,440	$49,385,718	$587,448
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.89%	1.61%	44.87%	[4]	0.88%	1.61%	24.08%	[4]
After expense reimbursement and before securities lending credit	0.73%	0.72%	0.68%	[4]	0.74%	0.73%	0.68%	[4]
After expense reimbursement and securities lending credit	0.68%	0.68%	0.68%	[4]	0.68%	0.68%	0.68%	[4]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	1.80%	1.86%	-24.37%	[4]	1.55%	1.59%	6.57%	[4]
After expense reimbursement and securities lending credit	2.01%	2.79%	19.82%	[4]	1.75%	2.52%	29.97%	[4]
Portfolio turnover rate	38.86%	48.64%	0.00%	[2,3]	37.78%	68.22%	0.00%	[2,3]

Portfolio turnover is calculated for the Fund as a whole

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	Not annualized.
[4]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

Genworth Variable Insurance Trust

FINANCIAL HIGHLIGHTS (Continued)

	Genworth Moderate Allocation Fund				Genworth Growth Allocation Fund
	Service				Service
	Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009		Year Ended December 31, 2011	Year Ended December 31, 2010	December 9, 2009[1] Through December 31, 2009
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.67	$9.90	$10.00		$11.31	$10.26	$10.00
Net investment income	0.28	0.44	0.14		0.30	0.42	0.01
Net realized and unrealized gains (losses) on investments	(0.36)	0.77	0.04		(0.53)	1.05	0.25

Total from investment operations	(0.08)	1.21	0.18		(0.23)	1.47	0.26

Less distributions:
Dividends from net investment income	(0.26)	(0.44)	(0.28)		(0.28)	(0.42)	—
Dividends from net realized gains	(0.20)	— *	—		(0.20)	—	—

Total distributions	(0.46)	(0.44)	(0.28)		(0.48)	(0.42)	—

Net asset value, end of period	$10.13	$10.67	$9.90		$10.60	$11.31	$10.26

Total return	-0.78%	12.25%	1.87%	[2,3]	-1.99%	14.35%	2.56%	[2,3]

Supplemental data and ratios:
Net assets, end of period	$51,912,033	$43,189,454	$429,200		$58,332,645	$46,906,046	$89,731
Ratio of expense to average net assets
Before expense reimbursement and securities lending credit	0.84%	1.57%	13.62%	[4]	0.84%	1.61%	221.37%	[4]
After expense reimbursement and before securities lending credit	0.64%	0.64%	0.64%	[4]	0.62%	0.62%	0.62%	[4]
After expense reimbursement and securities lending credit	0.64%	0.64%	0.64%	[4]	0.62%	0.62%	0.62%	[4]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement and securities lending credit	2.39%	9.25%	76.02%	[4]	2.39%	9.31%	-211.08%	[4]
After expense reimbursement and securities lending credit	2.59%	10.18%	89.00%	[4]	2.61%	10.30%	9.67%	[4]
Portfolio turnover rate	28.84%	16.88%	0.03%	[2,3]	31.52%	21.65%	0.01%	[2,3]

[1]	Date of inception.
[2]	From December 9, 2009 (commencement of operations) through December 31, 2009.
[3]	Not annualized.
[4]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1. ORGANIZATION

Genworth Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated June 4, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is comprised of the following 13 funds (the “Funds”):

Genworth Calamos Growth Fund

Genworth PYRAMIS® Small/Mid Cap Core Fund

Genworth Davis NY Venture Fund

Genworth Eaton Vance Large Cap Value Fund

Genworth Legg Mason ClearBridge Aggressive Growth Fund

Genworth PIMCO StocksPLUS Fund

Genworth Goldman Sachs Enhanced Core Bond Index Fund

Genworth Enhanced Small Cap Index Fund

Genworth Enhanced International Index Fund

Genworth 40/60 Index Allocation Fund

Genworth 60/40 Index Allocation Fund

Genworth Moderate Allocation Fund

Genworth Growth Allocation Fund

Each of the Funds, other than the Genworth Legg Mason ClearBridge Aggressive Growth Fund, is a diversified fund as defined in the 1940 Act. The Genworth Legg Mason ClearBridge Aggressive Growth Fund is a non-diversified fund as defined in the 1940 Act. The Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund and Genworth Goldman Sachs Enhanced Core Bond Index Fund commenced operations on September 4, 2008. The Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund commenced operations on December 9, 2009. The Funds serve as underlying investment options for certain variable annuity separate accounts of insurance companies, including affiliates of Genworth Financial, Inc., and for certain qualified retirement plans (collectively “variable contracts”). Each Fund offers two classes of shares: Service Shares and Institutional Shares.

Effective January 27, 2012 (the “Liquidation Date”), each Fund was liquidated and the proceeds were invested in an unaffiliated replacement fund, pursuant to a Plan of Substitution that was approved by each applicable Fund’s shareholders at a meeting held on January 12, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available, are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from an exchange where the security is traded. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor. Fixed-income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments having a maturity of less than 60 days are valued at amortized cost. Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value, and securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Valuation Measurements

The Trust has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loan obligations, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal obligations; (2) certain common stocks; and (3) certain over-the-counter derivative instruments, including forward sale commitments, options, forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation of the patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, options contracts, forward sale commitments and swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) certain common stocks; (2) certain fixed income securities, including mortgage- and asset-backed securities, collateralized mortgage obligations and corporate obligations; and (3) certain options.

Common stocks are normally valued by pricing vendors using readily available closing information from stock exchanges. Mortgage- and asset-backed securities, collateralized mortgage obligations, corporate obligations and options are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Genworth Calamos Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,008,946	$—	$—	$28,008,946
Preferred Stocks	301,352	—	—	301,352
Purchased Options	52,250	—	—	52,250
Short Term Investments	1,594,392	—	—	1,594,392

Total Investments in Securities	$29,956,940	$—	$—	$29,956,940

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of level 1.

Genworth PYRAMIS® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,925,100	$—	$—	$53,925,100
Real Estate Investment Trusts	4,275,266	—	—	4,275,266
Short Term Investments	459,890	—	—	459,890

Total Investments in Securities	$58,660,256	$—	$—	$58,660,256

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of level 1.

Genworth Davis NY Venture Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,058,351	$1,740,098	$11,189	$18,809,638
Short Term Investments	572,245	—	—	572,245

Total Investments in Securities	$17,630,596	$1,740,098	$11,189	$19,381,883

For further information regarding security characteristics, see the Schedule of Investments. The only significant transfer in/out of level 1 is listed below.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Reconciliation Disclosure

Description	Common Stocks
Balance as of January 1, 2011	$—
Accrued discounts	—
Realized gain	—
Change in unrealized depreciation	(363,092)
Purchases	120,839
Transfers into Level 3	253,442

Balance as of December 31, 2011	$11,189

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2011	$(363,092)

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Transfers were made into Level 3 because observable inputs became unavailable or unreliable by the Fund’s pricing service.

Genworth Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$56,068,999	$483,449	$—	$56,552,448
Real Estate Investment Trusts	2,279,587	—	—	2,279,587
Short Term Investments	920,029	—	—	920,029

Total Investments in Securities	$59,268,615	$483,449	$—	$59,752,064

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of level 1.

Genworth Legg Mason ClearBridge Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$54,856,141	$—	$—	$54,856,141
Short Term Investments	1,078,656	—	—	1,078,656

Total Investments in Securities	$55,934,797	$—	$—	$55,934,797

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of level 1.

Genworth PIMCO StocksPLUS Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$9,915,805	$917,951	$10,833,756
Bank Loan Obligations	—	1,373,904	—	1,373,904
Collateralized Mortgage Obligations	—	18,859,120	—	18,859,120
Corporate Obligations	—	57,134,178	480,917	57,615,095
Foreign Debt Obligations	—	6,498,605	—	6,498,605
Mortgage Backed Securities – U.S. Government Agency	—	30,817,894	464,626	31,282,520
Municipal Obligations	—	411,488	—	411,488
U.S. Government Agency Issues	—	84,364	—	84,364
U.S. Treasury Obligations	—	4,137,782	—	4,137,782

Total Fixed Income	—	129,233,140	1,863,494	131,096,634
Common Stocks	62,529	—	—	62,529
Preferred Stocks	232,080	—	—	232,080
Repurchase Agreements	—	816,000	—	816,000
Short Term Investments	314,502	79,684,879	—	79,999,381

Total Investments in Securities	$609,111	$209,734,019	$1,863,494	$212,206,624

For further information regarding security characteristics, see the Schedule of Investments.

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$—	$146,337	$—	$146,337
Futures	2,736,789	—	—	2,736,789
Options Written	107,888	187,448	1,908	297,244
Swaps	—	(1,624,243)	—	(1,624,243)

Total	$2,844,677	$(1,290,458)	$1,908	$1,556,127

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, options written, interest rate swaps, credit default swaps and total return swaps. All derivatives, except for options written, are reflected at the unrealized appreciation (depreciation) on the instrument. Options written are reflected at value.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

There were no transfers into or out of level 1 during the period. Transfers were made into level 2 from level 3 due to securities being priced with broker quotes in active market, and transfers were made out of level 2 into level 3 due to a security being priced without observable inputs.

Transfers into Level 2	$3,768,853
Transfers out of Level 2	(391,917)

Net Transfers in and/or out of Level 2	$3,376,936

Level 3 Reconciliation Disclosure. Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Obligations	Mortgage Backed Securities – U.S. Government Agency	Options Written
Balance as of January 1, 2011	$4,056,624	$4,671,819	$—	$865,273	$352,229
Accreted discounts, net	47,179	3,449	3,274	—	—
Realized gain	877	27,684	223	11,536	—
Change in unrealized appreciation (depreciation)	(307,043)	38,168	90,773	(10,940)	(119,547)
Purchases	941,250	—	—	—	—
Sales	(52,083)	(4,741,120)	(5,270)	(401,243)	(230,774)
Transfers in to Level 3	—	—	391,917	—	—
Transfers out of Level 3	(3,768,853)	—	—	—	—

Balance as of December 31, 2011	$917,951	$—	$480,917	$464,626	$1,908

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2011.	$(31,937)	$—	$90,773	$(10,940)	$(2,292)

Genworth Goldman Sachs Enhanced Core Bond Index Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Collateralized Mortgage Obligations	$—	$3,576,693	$—	$3,576,693
Corporate Obligations	—	50,666,688	—	50,666,688
Foreign Debt Obligations	—	4,888,567	—	4,888,567
Mortgage Backed Securities – U.S. Government Agency	—	60,552,659	—	60,552,659
Municipal Obligations	—	2,609,498	—	2,609,498
U.S. Government Agency Issues	—	7,717,372	—	7,717,372
U.S. Treasury Obligations	—	66,323,302	—	66,323,302

Total Fixed Income	—	196,334,779	—	196,334,779
Short Term Investments	12,629,402	—	—	12,629,402

Total Investments in Securities	$12,629,402	$196,334,779	$—	$208,964,181

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of level 1 or 2.

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$27,392	$—	$—	$27,392

Total	$27,392	$—	$—	$27,392

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are reflected at the unrealized appreciation on the instrument.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Genworth Enhanced Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$10,314,004	$—	$—	$10,314,004
Short Term Investments	88,907	—	—	88,907

Total Investments in Securities	$10,402,911	$—	$—	$10,402,911

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

Genworth Enhanced International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$21,250,011	$—	$—	$21,250,011
Short Term Investments	502,489	—	—	502,489

Total Investments in Securities	$21,752,500	$—	$—	$21,752,500

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

Genworth 40/60 Index Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$50,186,000	$—	$—	$50,186,000
Short Term Investments	1,355,467	—	—	1,355,467

Total Investments in Securities	$51,541,467	$—	$—	$51,541,467

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

Genworth 60/40 Index Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$57,141,386	$—	$—	$57,141,386
Short Term Investments	1,149,793	—	—	1,149,793

Total Investments in Securities	$58,291,179	$—	$—	$58,291,179

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

Genworth Moderate Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$50,836,929	$—	$—	$50,836,929
Short Term Investments	948,379	—	—	948,379

Total Investments in Securities	$51,785,308	$—	$—	$51,785,308

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

Genworth Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$57,095,436	$—	$—	$57,095,436
Short Term Investments	1,132,242	—	—	1,132,242

Total Investments in Securities	$58,227,678	$—	$—	$58,227,678

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers into or out of level 1 during the period.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Fund’s financial statements.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why a Fund used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position.

Genworth Calamos Growth Fund

The Fund’s sub-advisor is limited to the use of exchange-traded puts and calls on individual equity securities and on broad-based domestic indices. The Fund may take either long or short positions in each option type. During the period, the Fund’s sub-advisor used exchange traded puts on individual equity securities to offset some of the risk of a potential decline in value of certain long positions.

Statement of Assets & Liabilities – Values of Derivative Instruments as of December 31, 2011

Derivatives not accounted for as hedging instruments	Assets Derivatives		Liability Derivatives
	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$52,250	Options Written, at value	$—
Total		$52,250		$—

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2011

Amount of Realized Gain on Derivatives Recognized in Income			Change in Unrealized Depreciation on Derivatives Recognized in Income
	Options	Total		Options	Total
Equity Contracts	$9,381	$9,381	Equity Contracts	$4,068	$4,068

Total	$9,381	$9,381	Total	$4,068	$4,068

Genworth PIMCO StocksPLUS Fund

The Fund’s sub-advisor used the below derivative instruments during the period.

Total Return Equity Swap – The notional value is used to receive equity market exposure for the fund net of interest cost. May offer opportunity to outperform the total return of the swaps reference equity index due to active management of the liquid portfolio backing the exposure.

Bond Futures – Primarily used to gain and adjust interest rate long exposure to non-US bond markets; also used to shorten the domestic duration of the portfolio.

Interest Rate Swaps – Both receive fixed and pay fixed swaps were used actively through the period, to adjust interest rate and yield curve exposures and substitute for physical securities, as well as lengthen or shorten duration. Long swap positions (“receive fixed”) increase exposure to long-term interest rates; short positions (“pay fixed”) decrease exposure.

Credit Default Swaps (“CDS”) – Long CDS were used to hedge existing positions by managing credit exposure without buying or selling securities outright. Significant short positions were taken to receive credit exposure. Written

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

CDS increase credit exposure (“selling protection”), obligating the portfolio to buy bonds from counterparties in the event of a default. Purchased CDS decrease exposure (“buying protection”), providing the right to “put” bonds to the counterparty in the event of a default.

Options – The Fund may use both short and long put and call options. During the period the portfolio established certain short option positions. These short option positions were taken primarily to exploit periods when market volatility, in the judgement of the sub-adviser, was high and anticipated to fall.

Mortgage Derivatives – Used to generate above-average yield volatility exposure in the Fund and to position against changes in expected prepayment speeds. Includes securities determined by the Fund’s sub-advisor PIMCO to have potentially less stable duration characteristics, such as Interest Only strips (Ios), Principal Only strips (Pos), Support Class CMOs and inverse Floaters. Value will fluctuate as prepayment speeds respond to rising and falling interest rates.

Statement of Assets & Liabilities – Values of Derivative Instruments as of December 31, 2011

Derivatives not accounted for as hedging instruments	Asset Derivatives		Liability Derivatives
	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts – Investments	Investments, at value	$208,686	Investments, at value	—
Interest Rate Contracts – Options	Investments, at value	—	Options Written, at value	$295,336
Interest Rate Contracts – Futures*	Variation margin on futures contracts	118,563	Variation margin on futures contracts	7,069
Interest Rate Contracts – Swaps	Appreciation on Swap Agreements	560,075	Depreciation on Swap Agreements	1,662,939
Foreign Exchange Contracts – Forward Currency Contracts	Appreciation of forward currency contracts	342,072	Depreciation of forward currency contracts	195,735
Credit Contracts – Swaps	Appreciation on Swap Agreements	171,577	Depreciation on Swap Agreements	2,095,467
Equity Contracts – Futures*	Variation margin on futures contracts	2,625,295	Variation margin on futures contracts	—
Equity Contracts – Swaps	Appreciation on Swap Agreements	1,402,511	Depreciation on Swap Agreements	—
Other Contracts – Options	Investments, at value	—	Options Written, at value	1,908
Total		$5,428,779		$4,258,454

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the statement of assets & liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Options	Futures Contracts	Forward Currency Contracts	Swaps Contracts	Total
Interest Rate Contracts	$18,388	$534,363	—	$(1,838,044)	$(1,285,293)
Foreign Exchange Contracts	120,724	—	$664,213	—	784,937
Credit Contracts	51,860	—	—	(447,362)	(395,502)
Equity Contracts	39,155	5,426,042	—	193,577	5,658,774
Total	$230,127	$5,960,405	$664,213	$(2,091,829)	$4,762,916

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Investments	Options	Futures Contracts	Forward Currency Contracts	Swaps Contracts	Total
Interest Rate Contracts	$(123)	$257,417	$91,992	—	$(1,252,379)	$(903,093)
Foreign Exchange Contracts	—	22,268	—	$117,318	—	139,586
Credit Contracts	—	(8,027)	—	—	976,111	968,084
Equity Contracts	—	—	(1,754,195)	—	658,371	(1,095,824)
Other Contracts	—	119,547	—	—	—	119,547
Total	$(123)	$391,205	$(1,662,203)	$117,318	$382,103	$(771,700)

Genworth Goldman Sachs Enhanced Core Bond Index Fund

The Fund’s sub-advisor is limited in its use of derivatives to only exchange-traded futures contracts on fixed income instruments. During the period, the Fund’s sub-advisor used U.S. Treasury Bond Futures contracts as a tool for the purpose of hedging interest rate risk in the portfolio.

Statement of Assets & Liabilities – Values of Derivative Instruments as of December 31, 2011

Derivatives not accounted for as hedging instruments	Asset Derivatives		Liability Derivatives
	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts – Futures*	Variation margin on futures contracts	$40,034	Variation margin on futures contracts	$12,642
Total		$40,034		$12,642

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments/footnotes. Only the current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income			Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Total		Futures Contracts	Total
Interest Rate Contracts	$365,643	$365,643	Interest Rate Contracts	$189,960	$189,960

Total	$365,643	$365,643	Total	$189,960	$189,960

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

The average monthly market value of purchased and written options during the period ended December 31, 2011 were as follows:

	Genworth Calamos Growth Fund	Genworth PIMCO StocksPLUS Fund
Purchased options	$11,336	$797
Written Options	—	(496,785)

The average monthly notional amount of futures, forward currency contracts and swaps during the period ended December 31, 2011 were as follows:

Long Positions	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Futures	$236,242,062	$4,918,423
Forward currency contracts	14,710,988	—
Swaps	106,301,728	—

Short Positions	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund
Futures	$(1,041,750)	$(821,146)
Forward currency contracts	(10,872,560)	—

(b) Subsequent Events Evaluation. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. Except for the liquidation as described in Note 1, this evaluation did not result in any subsequent events that necessitated financial statement disclosures and/or adjustments.

(c) Organization and Offering Costs. Organization costs consist of costs incurred to establish the Trust and enable it legally to do business. The Funds expense organizational costs as incurred. Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized over twelve months on a straight-line basis. These organization and offering expenses were advanced by Genworth Financial Wealth Management, Inc. (the “Advisor”) subject to potential recovery (See Note 3).

(d) Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e) Federal Income Taxes. The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(g) Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(h) Expenses. Many expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets. Additionally certain expenses are attributed to specific classes, including Distribution (12b-1) Fees and Administrative Service Fees. For more information please reference the section titled 3. Investment Advisor.

(i) Security Transactions and Income Recognition. Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage- and asset-backed securities are recorded as adjustments to interest income.

(j) Distributions to Shareholders. The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k) Derivatives. The Funds may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by one of the Funds for hedging purposes as well as direct investment.

Forward Currency Contracts. The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s advisor or a sub-advisor believes it is more advantageous to a Fund than is purchasing the futures contract. Futures contracts are valued at the daily quoted settlement price.

Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for period ranging from one or more days to several years.

Credit Default Swaps. A Fund may enter into credit default swap contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity, obligation or index. As a seller of protection on credit default swaps agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure in the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rate or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps agreements outstanding as of December 31, 2011 for which a Fund is the seller of protection are disclosed in the footnotes of the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

(l) Securities Purchased and Sold on a Forward-Commitment Basis. The Funds may enter into when-issued or other purchase and sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security. These transactions can have a large impact on the turnover calculations of the Funds, as listed in the Financial Highlights.

(m) Foreign Currency Translation. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n) Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. Securities for which no market prices are readily available will be valued at their fair market value as determined by the Valuation Committee under procedures adopted by the Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o) Short Sales. Each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities.

(p) Trustee Compensation. Effective January 1, 2012, for their services as Trustees of the Trust during 2012, the Independent Trustees will receive $20,000.

Interested persons who serve as Trustees of the Trust receive no compensation from the Trust for their service as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trust who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc., (the “Advisor”), with whom certain

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Advisor is a wholly owned subsidiary of Genworth Financial, Inc. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets.

Genworth Calamos Growth Fund	0.750%
Genworth PYRAMIS® Small/Mid Cap Core Fund	0.600%
Genworth Davis NY Venture Fund	0.500%
Genworth Eaton Vance Large Cap Value Fund	0.500%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.450%
Genworth PIMCO StocksPLUS Fund	0.350%
Genworth Goldman Sachs Enhanced Core Bond Index	0.300%
Genworth Enhanced Small Cap Index Fund	0.075%
Genworth Enhanced International Index Fund	0.075%
Genworth 40/60 Index Allocation Fund	0.100%
Genworth 60/40 Index Allocation Fund	0.100%
Genworth Moderate Allocation Fund	0.050%
Genworth Growth Allocation Fund	0.050%

Pursuant to an expense limitation agreement, the Advisor has contractually agreed with the Trust, at least through May 1, 2012, to waive its fees and/or assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) of each Fund listed below, to the extent necessary to ensure that net annual fund operating expenses (excluding

Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on the average net assets, below:

Genworth Calamos Growth Fund	0.90%
Genworth PYRAMIS® Small/Mid Cap Core Fund	0.75%
Genworth Davis NY Venture Fund	0.65%
Genworth Eaton Vance Large Cap Value Fund	0.65%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	0.60%
Genworth PIMCO StocksPLUS Fund	0.50%
Genworth Goldman Sachs Enhanced Core Bond Index	0.45%
Genworth Enhanced Small Cap Index Fund	0.27%
Genworth Enhanced International Index Fund	0.28%
Genworth 40/60 Index Allocation Fund	0.18%
Genworth 60/40 Index Allocation Fund	0.18%
Genworth Moderate Allocation Fund	0.14%
Genworth Growth Allocation Fund	0.12%

Pursuant to its expense limitation agreement with the Trust, the Advisor is entitled to be reimbursed for fees that the Advisor waived or Fund expenses that the Advisor assumed under the agreement for a period of three years following such fee waivers or expense payments, to the extent that such reimbursement will not cause a Fund to exceed any applicable expense limitation that was in place for the Fund at the time of the waiver/assumption of expenses.

The Advisor is currently waiving or reimbursing fees or assuming expenses in the Funds listed below to keep the Funds at their expense cap. Amounts subject to potential recovery through the Liquidation Date are as follows:

	Year of Expiration 2012	Year of Expiration 2013	Year of Expiration 2014
Genworth Calamos Growth Fund	$44,893	$86,980	$49,748
Genworth PYRAMIS® Small/Mid Cap Core Fund	69,821	173,091	77,119
Genworth Davis NY Venture Fund	57,355	84,963	71,394
Genworth Eaton Vance Large Cap Value Fund	105,137	114,452	68,846
Genworth Legg Mason ClearBridge Aggressive Growth Fund	99,297	104,943	51,751
Genworth PIMCO StocksPLUS Fund	218,191	412,263	255,220
Genworth Goldman Sachs Enhanced Core Bond Index	129,815	341,338	164,403
Genworth Enhanced Small Cap Index Fund	—	49,351	13,562
Genworth Enhanced International Index Fund	—	89,339	10,317
Genworth 40/60 Index Allocation Fund	24,124	125,689	73,805
Genworth 60/40 Index Allocation Fund	24,689	121,409	84,770
Genworth Moderate Allocation Fund	24,777	128,061	106,334
Genworth Growth Allocation Fund	24,000	129,048	136,668

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

4. DISTRIBUTION PLAN AND ADMINISTRATION SERVICING AGREEMENT

The Trust, on behalf of the Service Shares class of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the service class of shares of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

Effective December 7, 2009, the Trust has entered into an Amended and Restated Administrative Services Agreements with Genworth Life and Annuity Insurance Company (“GLAIC”) and Genworth Life Insurance Company of New York (“GLICNY”). The administrative services provided under the Agreement include but are not limited to: (i) maintaining a record of share purchases to assist transfer agent in recording issuance of shares; (ii) performing miscellaneous account services to assist transfer agent in recording transfers of shares (via net purchase orders); (iii) reconciling and balancing of the separate account at the Fund level in the general ledger and reconciliation of cash accounts at general account; (iv) determining net amount of cash flow into Fund; (v) reconciling and depositing of receipts at Fund and confirmation thereof; (vi) determining net amount required for redemptions by Fund; (vii) notifying of Fund of cash required to meet payments for redemption; (viii) telephone support for contract owners with respect to inquiries about the Service Class shares of the Funds (not including information about performance or related to sales) available in the contracts; and (ix) delivering of current prospectuses, reports, proxies and other informational materials to contract owners. In consideration for providing such administrative support services, GLAIC and GLICNY will receive a fee computed at the annual rate of up to 0.25% of the average daily net assets of the Service shares of each Fund (as applicable).

5. SERVICE AND CUSTODY AGREEMENTS

The Trust has entered into Services Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. proved certain transfer agency, administrative, accounting and custody services.

6. SECURITIES LENDING

Effective July 31, 2008, the Genworth Calamos Growth Fund, Genworth PYRAMIS® Small/Mid Cap Core Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason ClearBridge Aggressive Growth Fund, Genworth PIMCO StocksPLUS Fund and Genworth Goldman Sachs Enhanced Core Bond Index Fund, and effective December 8, 2009, the Genworth Enhanced Small Cap Index Fund, Genworth Enhanced International Index Fund, Genworth 40/60 Index Allocation Fund, Genworth 60/40 Index Allocation Fund, Genworth Moderate Allocation Fund and Genworth Growth Allocation Fund entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”).

Under the terms of the arrangement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and potential loss of income or value if the borrower fails to return them. In addition the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. The agreement was terminated November 2011. As of December 31, 2011, the Funds had no securities out to loan.

7. INVESTMENT TRANSACTIONS

The aggregate purchase and sales of securities, excluding short-term investments, for the period ended December 31, 2011 are summarized below.

	Purchases	Sales
Genworth Calamos Growth Fund	$27,030,522	$27,953,570
Genworth PYRAMIS® Small/Mid Cap Core Fund	104,999,370	108,113,179
Genworth Davis NY Venture Fund	9,483,977	7,157,559
Genworth Eaton Vance Large Cap Value Fund	32,741,378	35,317,862

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

	Purchases	Sales
Genworth Legg Mason ClearBridge Aggressive Growth Fund	900,766	6,518,282
Genworth PIMCO StocksPLUS Fund[1]	245,209,650	287,496,959
Genworth Goldman Sachs Enhanced Core Bond Index Fund[2]	1,162,622,748	1,173,938,784
Genworth Enhanced Small Cap Index Fund	10,169,323	8,769,343
Genworth Enhanced Inter national Index Fund	9,241,981	5,414,516
Genworth 40/60 Index Allocation Fund	25,148,043	18,522,986
Genworth 60/40 Index Allocation Fund	31,368,919	21,780,247
Genworth Moderate Allocation Fund	26,719,692	14,943,622
Genworth Growth Allocation Fund	34,966,220	18,816,241

[1]	Included in these amounts were $20,463,769 of purchases and $27,878,895 of sales of U.S. Government Securities.
[2]	Included in these amounts were $205,478,644 of purchases and $205,849,885 of sales of U.S. Government Securities.

8. OPTION CONTRACTS WRITTEN

The premium amount and number of option contracts written during the period ended December 31, 2011 in the Genworth PIMCO StocksPLUS Fund were as follows:

	Genworth PIMCO StocksPLUS Fund*
	Amount of Premiums	Number of Contracts	Notional Amount
Outstanding at 12/31/10	$476,042	94	$62,600,000
Options Written	560,499	195	69,500,000
Options Expired	(260,457)	(102)	(28,100,000)
Options Exercised	—	—	—
Options Closed	(348,977)	(61)	(44,400,000)

Outstanding at 12/31/11	$427,107	126	$59,600,000

*	Options written and outstanding contracts of 126 futures contracts and 59,600,000 of notional on interest rate swaptions and inflation floor agreements.

9. OTHER TAX INFORMATION

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ended December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and foreign currency. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumu lated Net Investment Income or (Loss)	Accumu lated Realized Gain or (Loss)	Capital Stock
Genworth Calamos Growth Fund	$188,059	$(188,030)	$(29)
Genworth PYRAMIS® Small/Mid Cap Core Fund	408,995	(408,995)	—
Genworth Davis NY Venture Fund	(5,905)	6,948	(1,043)
Genworth Eaton Vance Large Cap Value Fund	(12,344)	12,344	—
Genworth Legg Mason ClearBridge Aggressive Growth Fund	123,949	(85,540)	(38,409)
Genworth PIMCO StocksPLUS Fund	281,613	(281,613)	—

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

	Accumu lated Net Investment Income or (Loss)	Accumu lated Realized Gain or (Loss)	Capital Stock
Genworth Goldman Sachs Enhanced Core Bond Index Fund	$355,136	$(354,993)	$(143)
Genworth Enhanced Small Cap Index Fund	35	1	(36)
Genworth Enhanced International Index Fund	—	—	—
Genworth 40/60 Index Allocation Fund	(27)	27	—
Genworth 60/40 Index Allocation Fund	—	—	—
Genworth Moderate Allocation Fund	(9)	9	—
Genworth Growth Allocation Fund	(19)	19	—

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward through the date specified to offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Indefinite	Capital losses expiring: 12/31/18	Capital losses expiring: 12/31/17
Genworth Davis NY Venture Fund	$4,778	$—	$131,836
Genworth Goldman Sachs Enhanced Core Bond Index Fund	241,412	—	—
Genworth Enhanced International Index Fund	—	3,968,744	—

Additionally, at December 31, 2011, the Funds deferred on a tax basis post-October 2011 losses as follows:

	Late-Year Ordinary Loss	Capital
Genworth Calamos Growth Fund	$—	$183,448
Genworth Davis NY Venture Fund	2,987	—
Genworth Enhanced Small Cap Index Fund	—	163,141
Genworth Enhanced International Index Fund	—	155,957
Genworth 40/60 Index Allocation Fund	—	47,427
Genworth 60/40 Index Allocation Fund	—	287,254

	Year Ended December 31, 2011
	Ordinary Income Distri butions	Long- Term Capital Gain Distri butions	Return of Capital
Genworth Calamos Growth Fund	$494,199	$3,035,835	$—
Genworth PYRAMIS® Small/Mid Cap Core Fund	4,439,495	8,170,535	—
Genworth Davis NY Venture Fund	163,698	—	—
Genworth Eaton Vance Large Cap Value Fund	867,637	982,245	—
Genworth Legg Mason Clear Bridge Aggressive Growth Fund	136,235	3,775,942	—
Genworth PIMCO StocksPLUS Fund	13,411,087	9,158,240	—
Genworth Goldman Sachs Enhanced Core Bond Index Fund	4,481,075	—	—
Genworth Enhanced Small Cap Index Fund	305,356	2,091	—

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

	Year Ended December 31, 2011
	Ordinary Income Distri butions	Long- Term Capital Gain Distri butions	Return of Capital
Genworth Enhanced International Index Fund	$516,514	$—	$—
Genworth 40/60 Index Allocation Fund	1,435,909	78,234	—
Genworth 60/40 Index Allocation Fund	1,243,696	33,851	—
Genworth Moderate Allocation Fund	1,369,211	901,821	—
Genworth Growth Allocation Fund	1,510,242	1,030,275	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2011.

	Year Ended December 31, 2010
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Genworth Calamos Growth Fund	$136,662	$30,766	$—
Genworth PYRAMIS® Small/Mid Cap Core Fund	1,671,944	2,155,883	—
Genworth Davis NY Venture Fund	63,910	—	—
Genworth Eaton Vance Large Cap Value Fund	575,504	2,653,661	—
Genworth Legg Mason ClearBridge Aggressive Growth Fund	1,344,891	11,160,637	—
Genworth PIMCO StocksPLUS Fund	17,381,973	14,303,091	—

	Year Ended December 31, 2010
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Genworth Goldman Sachs Enhanced Core Bond Index	$12,114,403	$2,812,161	$44,690
Genworth Enhanced Small Cap Index Fund	56,845	—	—
Genworth Enhanced International Index Fund	931,694	—	—
Genworth 40/60 Index Allocation Fund	407,365	39	—
Genworth 60/40 Index Allocation Fund	471,661	160	—
Genworth Moderate Allocation Fund	1,647,249	1,520	—
Genworth Growth Allocation Fund	1,576,716	9	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2010.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2011

At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Genworth Calamos Growth Fund	Genworth PYRAMIS® Small/Mid Cap Core Fund	Genworth Davis NY Venture Fund	Genworth Eaton Vance Large Cap Value Fund	Genworth Legg Mason ClearBridge Aggressive Growth Fund
Cost of Investments	$27,190,949	$57,828,542	$17,793,276	$49,414,683	$28,917,478

Gross Unrealized Appreciation	4,533,044	4,667,490	2,901,148	11,552,531	27,852,857
Gross Unrealized Depreciation	(1,767,053)	(3,835,776)	(1,312,541)	(1,215,150)	(835,538)

Net Unrealized Appreciation	2,765,991	831,714	1,588,607	10,337,381	27,017,319
Undistributed Ordinary Income	—	7,710	15	—	—
Undistributed Long-Term Capital Gains	—	498,674	—	329,430	100,765

Total Distributable Earnings	—	506,384	15	329,430	100,765

Other Accumulated Gains (Losses)	(183,448)	—	(139,611)	(305)	—

Total Accumulated Gains	$2,582,543	$1,338,098	$1,449,011	$10,666,506	$27,118,084

	Genworth PIMCO StocksPLUS Fund	Genworth Goldman Sachs Enhanced Core Bond Index Fund	Genworth Enhanced Small Cap Index Fund	Genworth Enhanced International Index Fund
Cost of Investments	$194,068,075	$201,559,313	$9,932,620	$23,788,255

Gross Unrealized Appreciation	7,462,546	7,829,530	815,248	229,661
Gross Unrealized Depreciation	(2,239,997)	(424,662)	(344,957)	(2,265,416)

Net Unrealized Appreciation (Depreciation)	5,222,549	7,404,868	470,291	(2,035,755)
Undistributed Ordinary Income	1,347,298	—	6	5
Undistributed Long-Term Capital Gains	936,588	—	—	—

Total Distributable Earnings	2,283,886	—	6	5

Other Accumulated Gains (Losses)	354,305	(241,411)	(163,141)	(4,124,701)

Total Accumulated Gains (Losses)	7,860,740	$7,163,457	$307,156	$(6,160,451)

	Genworth 40/60 Index Allocation Fund	Genworth 60/40 Index Allocation Fund	Genworth Moderate Allocation Fund	Genworth Growth Allocation Fund
Cost of Investments	$50,003,629	$56,551,380	$54,512,532	$62,231,655

Gross Unrealized Appreciation	2,398,560	2,911,287	1,010,202	1,045,507
Gross Unrealized Depreciation	(860,722)	(1,171,488)	(3,737,426)	(5,049,484)

Net Unrealized Appreciation (Depreciation)	1,537,838	1,739,799	(2,727,224)	(4,003,977)
Undistributed Ordinary Income	19,862	13,550	91,846	137,920
Undistributed Long-Term Capital Gains	—	7	1,068,405	1,477,278

Total Distributable Earnings	19,862	13,557	1,160,251	1,615,198

Other Accumulated Gains (Losses)	(47,427)	(287,254)	—	—

Total Accumulated Gains (Losses)	$1,510,273	$1,466,102	$(1,566,973)	$(2,388,779)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of

the Genworth Variable Insurance Trust:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Genworth Calamos Growth Fund, the Genworth PYRAMIS® Small/Mid Cap Core Fund, the Genworth Davis NY Venture Fund, the Genworth Eaton Vance Large Cap Value Fund, the Genworth Legg Mason ClearBridge Aggressive Growth Fund, the Genworth PIMCO StocksPLUS Fund, the Genworth Goldman Sachs Enhanced Core Bond Index Fund, the Genworth Enhanced Small Cap Index Fund, the Genworth Enhanced International Index Fund, the Genworth 40/60 Index Allocation Fund, the Genworth 60/40 Index Allocation Fund, the Genworth Moderate Allocation Fund, and the Genworth Growth Allocation Fund (series within Genworth Variable Insurance Trust and collectively referred to as the “Funds”), as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years or periods then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1, effective January 27, 2012, each Fund was liquidated pursuant to a Plan of Substitution.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each the Funds as of December 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for the periods described in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

[signed] KPMG LLP

Milwaukee, WI

February 24, 2012

ADDITIONAL INFORMATION

December 31, 2011

1. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011 was as follows:

Genworth Calamos Growth Fund	47.71%
Genworth PYRAMIS® Small/Mid Cap Core Fund	25.81%
Genworth Davis NY Venture Fund	100.00%
Genworth Eaton Vance Large Cap Value Fund	100.00%
Genworth Legg Mason ClearBridge Aggressive Growth Fund	54.04%
Genworth PIMCO StocksPLUS Fund	0.00%
Genworth Goldman Sachs Enhanced Core Bond Index Fund	0.00%
Genworth Enhanced Small Cap Index Fund	51.63%
Genworth Enhanced International Index Fund	0.00%
Genworth 40/60 Index Allocation Fund	22.58%
Genworth 60/40 Index Allocation Fund	42.51%
Genworth Moderate Allocation Fund	19.90%
Genworth Growth Allocation Fund	23.00%

2. PROXY VOTING POLICIES & PROCEDURES & PROXY VOTING RECORD (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending December 31 will be available without charge, upon request, by calling (800) 352-9910. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

3. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES (UNAUDITED)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (800) 352-9910. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplication fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

4. STATEMENT REGARDING THE BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on September 30, 2011 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Genworth Variable Insurance Trust (the “Trust”), including each Trustee that is not an interested person of the Trust or any series thereof (the “Independent Trustees”), considered and unanimously approved the renewal of the investment advisory agreement for each series of the Trust (collectively, the “Funds”) between Genworth Financial Wealth Management, Inc. (the “Advisor”) and the Trust (the “Advisory Agreement”) for an additional term ending September 30, 2012. The Board also considered the renewal of a number of sub-advisory agreements (each, a “Sub-Advisory Agreement” and with the Advisory Agreement, the “Agreements”) for the Funds.

Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Agreement, together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement for an additional year. In preparation for the Meeting, the Independent Trustees requested, received, and considered information relevant to their consideration of each Agreement. The Independent Trustees were assisted by independent legal counsel (“Independent Counsel”) throughout the review process.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

In connection with the review of the Agreements, the Independent Trustees – assisted by Independent Counsel – requested and were furnished with a wide variety of materials related to the services provided by the Advisor to the Funds for purposes of their review, including the following: (1) a copy of the form of investment advisory agreement with confirmation from the Advisor that no change in terms is proposed; (2) a copy of the Advisor’s Form ADV disclosure document; (3) reports on the investment performance of the Funds; (4) information describing the nature, quality, and extent of the services that the Advisor provides to the Funds and the fees the Advisor charges to the Funds for such services; (5) information concerning the Advisor’s business and operations, investment team, compliance program, and internal procedures; (6) information describing each Fund’s operating expenses; (7) information regarding the financial condition of the Advisor and its parent company; (8) reports on the Advisor’s deliberations and consultations regarding the evaluation of sub-advisors; (9) reports relating to the monitoring of the sub-advisors’ trading and brokerage practices; (10) reports relating to the distribution, sales, and redemptions of Fund shares and related shareholder services; (11) reports relating to the monitoring of the other service providers; (12) information regarding the Advisor’s compliance policies and other internal procedures; and (13) other information relevant to an evaluation of the nature, quality, and extent of the services provided by the Advisor. The Trustees also considered their discussions with representatives of the Advisor throughout the course of the Meeting and at other meetings of the Board throughout the year. Additionally, the Trustees considered the then-pending liquidation of the Trust and each Fund, noting that if the plan of liquidation is approved by shareholders of a Fund, then it would be liquidated in early 2012.

Prior to approving the Agreements, the Independent Trustees met in executive session with Independent Counsel without representatives of the Advisor or its affiliates. The Independent Trustees relied upon the advice of independent counsel and applied their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each factor. The conclusions to renew the Agreements were based on a comprehensive evaluation of all the information available to the Trustees and were not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusion with respect to the renewal of the Agreements.

The Advisory Agreement

The Review Process

During the course of their review for the Meeting, the Trustees considered several factors that they deemed relevant to this process, including the following: the nature, quality, and extent of the services provided to each Fund by the Advisor; investment performance; advisory fees, expenses, and ancillary benefits; and profitability and economies of scale.

Nature, Quality, and Extent of Services

The Board evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support the management of the Funds. In this regard, the Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trust’s Chief Compliance Officer at which the Trustees were provided with details regarding the Advisor’s compliance functions. The Trustees noted the responsibilities that the Advisor has under the Trust’s manager-of-managers structure, including the following: selecting and monitoring the Funds’ sub-advisors; maintaining a comprehensive compliance and administration program; implementing Fund policies; and the responsibilities that the Advisor has for the Funds that pursue their investment objectives through investments in other funds (each a “Fund-of-Funds”). The Board also considered the roles of the Advisor’s senior management and the extent of its involvement with the Funds as well as the Advisor’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. The Board also considered that the Funds were then expected to be liquidated in early 2012.

Based on the factors described above, among other factors, and the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, quality, and extent of the services that the Advisor will continue to provide to each Fund.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

Investment Performance

The Board considered the overall investment performance of the Funds. The Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions. The Trustees also considered each Fund’s investment performance relative to its respective benchmark index. The Trustees noted that for seven of the Funds, the Advisor oversees a sub-advisor in managing the investment portfolio of the Fund and that the Advisor directly manages the Funds-of-Funds. With respect to each Fund-of-Funds, the Trustees reviewed the performance of the Advisor in selecting the underlying funds for the Fund. The Board concluded that it was satisfied with the Advisor’s performance record in managing each of the Funds.

Advisory Fees, Expenses, and Ancillary Benefits

The Board considered each Fund’s fees and expenses. The materials provided to the Board included comparisons of each Fund’s expenses to industry averages and fee schedules for the Funds’ sub-advisors. The Trustees considered the expense limitation arrangement under which the Advisor had agreed to limit the Funds’ expenses since the Funds’ inception and the Advisor’s commitment to maintain such expense limitation agreement through the liquidation of the Fund. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds.

After comparing each Fund’s anticipated fees with industry averages, and in light of the nature, quality, and extent of services provided to the Funds by the Advisor and the costs incurred by the Advisor in rendering those services, the Board concluded that the level of fees paid to the Advisor with respect to each Fund was reasonable.

The Board also considered the ancillary benefits that accrue to the Advisor and its affiliates by virtue of their relationships with each Fund. The Board concluded that these benefits were reasonable.

Profitability and Economies of Scale

The Board considered the Advisor’s profitability in managing each Fund, the anticipated effect of asset growth on each Fund’s expenses, and other information regarding the potential for realizing economies of scale that could be shared with the Funds’ shareholders. The Board concluded that the economies of scale being realized by the Advisor, if any, do not mandate the implementation of breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

After consideration of the foregoing factors and such other matters that were deemed relevant, and with no single factor being determinative to its decision, the Board – including all of the Independent Trustees – concluded to approve the renewal of the Advisory Agreement with and the fee to be paid to the Advisor for each of the Funds.

The Sub-Advisory Agreements

At the Meeting, the Board – including the Independent Trustees – also considered and approved the renewal of the Sub-Advisory Agreements between each of the following sub-advisors and the Advisor, on behalf of each applicable Fund, for an additional term ending September 30, 2012:

Fund	Sub-Advisor
Genworth Calamos Growth Fund	Calamos Advisors LLC
Genworth Davis NY Venture Fund	Davis Selected Advisers, L.P.
Genworth Eaton Vance Large Cap Value Fund	Eaton Vance Management
Genworth Legg Mason ClearBridge Aggressive Growth Fund	ClearBridge Advisors, LLC
Genworth PIMCO StocksPLUS Fund	Pacific Investment Management Co.
Genworth Goldman Sachs Enhanced Core Bond Index Fund	Goldman Sachs Asset Management, L.P.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

Materials Reviewed and the Review Process

The Trustees requested and were furnished with materials for purposes of their review. The Trustees considered various materials related to the Sub-Advisory Agreements, including the following: (1) a copy of the form of sub-advisory agreement with confirmation from the Advisor that no change in terms is proposed; (2) a copy of each sub-advisor’s Form ADV disclosure document; (3) the investment performance of each sub-advisor in managing its respective Fund; (4) the fee paid to each sub-advisor by the Advisor and other information that may suggest the potential for realizing economies of scale that could be shared with each Fund’s shareholders; (5) the Advisor’s evaluation of the nature, quality, and extent of the services provided by each sub-advisor; (6) benefits to each sub-advisor, such as receipt of research from brokers, that may result from the sub-advisor’s relationship with a Fund; (7) information concerning each sub-advisor’s business, operations, and investment team, including biographical information for the investment professionals who are responsible for the day-to-day management of the applicable Fund’s portfolio; (7) information regarding each sub-advisor’s compliance policies and other internal procedures; (8) information regarding the financial condition of each sub-advisor; and (9) other information relevant to an evaluation of the nature, quality, and extent of the services provided by each sub-advisor. The Trustees also considered the recommendations of the Advisor with respect to each sub-advisor and the methods and resources the Advisor utilized in its efforts to identify and engage sub-advisors for the Funds. Additionally, the Trustees considered the then pending liquidation of the Trust and each Fund, noting that if the plan of liquidation is approved by shareholders of a Fund, then it would be liquidated in early 2012.

During the course of their review, the Trustees considered several factors that they deemed relevant to this process, including the following: the nature, quality, and extent of the services to be provided to the Funds by each sub-advisor; investment performance; sub-advisory fees and economies of scale; and profitability and ancillary benefits.

Nature, Quality, and Extent of Services

The Board considered each sub-advisor’s investment management process, including (1) the experience, capability, and integrity of the sub-advisor’s management, investment professionals, and other personnel; (2) the financial position of the sub-advisor; (3) the quality and commitment of the sub-advisor’s regulatory and legal compliance policies, procedures, and systems; (4) the sub-advisor’s brokerage and trading practices; and (5) the Advisor’s evaluation of the nature, quality, and extent of services performed by each sub-advisor. The Board also considered whether each sub-advisor operated within its respective Fund’s investment objective and style and considered each sub-advisor’s record of compliance with applicable investment restrictions. The Board also considered that the Funds were then expected to be liquidated in early 2012. The Board concluded that the nature, quality, and extent of the services provided by each sub-advisor to its respective Fund are satisfactory.

Investment Performance

The Board considered each sub-advisor’s investment performance relative to benchmark indices. The Board concluded that each sub-advisor’s performance record in managing its relevant Fund has been satisfactory.

Sub-Advisory Fees and Economies of Scale

The Board considered each sub-advisor’s fee schedule for providing services to its relevant Fund. The Board considered the Advisor’s process of negotiating fees with the Fund’s sub-advisors, noting assertions from representatives of the Advisor that the Advisor’s focus is on negotiating the best possible fee structure for each Fund. The Board concluded that the fees to be paid to each sub-advisor are reasonable.

The Board considered each sub-advisor’s fee schedule, the anticipated effect of asset growth on each Fund’s expenses, and other information regarding the potential for realizing economies of scale that could be shared with each Fund’s shareholders. The Board concluded that the economies of scale being realized by the sub-advisors, if any, does not mandate the implementation of breakpoints or other changes in the fee structure for any Fund at this time.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

Profitability and Ancillary Benefits

The Board did not consider the profitability of the sub-advisors to be a material factor based on representations from the Advisor that it negotiates sub-advisory fees with the sub-advisors on an arm’s-length basis.

The Board considered the allocation, if any, of Fund brokerage to brokers affiliated with a sub-advisor and benefits to the sub-advisors from the use of “soft dollar” commissions, if any, to pay for research and brokerage services. The Board also considered any other ancillary benefits that accrue to a sub-advisor or any affiliate by virtue of the sub-advisor’s relationship with the Fund and concluded that such benefits, if any, were reasonable.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Board – including all of the Independent Trustees – concluded to approve the Sub-Advisory Agreements with and the fees to be paid to each of the sub-advisors for each of the relevant Funds.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

5. DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS (UNAUDITED)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David M. Dunford c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1949	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989 – 2001).	19	Trustee, GPS Funds II (2011 – Present); Director, New England Bancorp (2006 – Present).

Paul S. Feinberg c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1942	Independent Trustee	Indefinite term; Since 2008	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990 – 2005) and President, CitiStreet Funds, Inc. (2000 – 2005).	19	Trustee, GPS Funds II (2011 – Present); Director, Blue Fund Group (2006 – 2008).

John A. Fibiger c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1932	Independent Trustee	Indefinite term; Since 2008	Retired.	20	Trustee, GPS Funds II (2011 – Present); Trustee, Genworth Financial Asset Management Funds (“GFAM”) (2006 – Present); Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding Company (2008 – Present); Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

ADDITIONAL INFORMATION (Continued)

December 31, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Gurinder S. Ahluwalia(1) c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1965	Trustee	Indefinite term; Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009 – present); Co-Chairman, GFWM (2008 – 2009); Vice Chairman, AssetMark Investment Services, Inc. (2006 – 2008); President and CEO GFAM Funds (2004 – 2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004 – 2008).	20	GPS Funds II; GFAM; Centurion Capital Group Inc.; Centurion Financial Advisors Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.; Quantuvis Consulting, Inc.; Altegris Investments, Inc.

Carrie E. Hansen c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1970	President	Annually – renewed 1-Year term Since 2008	President, GPS Funds I, (formerly, AssetMark Funds) ( 2007 – present); President, GPS Funds II (2011 – present); President, GFAM Funds (2008 – present); Senior Vice President and Chief Operations Officer, GFWM (2008 – present); Chairman, Genworth Financial Trust Company (2008 – present); Senior Vice President and Managing Director, AssetMark Funds (2007 – 2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007 – 2008); Chief Compliance Officer, AssetMark Funds (2005 – 2008); Treasurer, AssetMark Funds (2001 – 2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004 – 2007).	N/A	N/A

ADDITIONAL INFORMATION (Continued)

December 31, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Starr E. Frohlich c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1972	Vice President, Treasurer	Annually – renewed 1-Year term Since 2010	Vice President and Treasurer, GPS Funds I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2010 – present); Director of Fund Administration, GFWM (March 2010 – present); Vice President, U.S. Bancorp Fund Services, LLC (1997 – 2010).	N/A	N/A

Deborah Djeu c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1962	Vice President; Chief Compliance Officer; AML Compliance Officer	Annually – renewed 1-Year term Since 2008	Vice President, Chief Compliance Officer and AML Compliance Officer, GPS Funds I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2008 – Present); Deputy Chief Compliance Officer, AssetMark Funds (2007 – 2008); Compliance Manager, GE Money (2006 – 2007); Vice President, Wells Fargo Investments LLC (2004 – 2006).	N/A	N/A

Robert J. Bannon c/o Genworth Variable Insurance Trust 16501 Ventura Boulevard Ste 201 Encino, CA 91436 Year of Birth: 1957	Vice President, Chief Risk Officer	Annually – renewed 1-Year term Since 2010	Vice President and Chief Risk Officer, GPS Fund I (formerly, AssetMark Funds) GPS Funds II (2011 – Present) and GFAM (2010 – present); Senior Vice President and Chief Risk Officer, GFWM (2007 – present); Senior Vice President and Chief Investment Officer, Bank of the West, formerly Sanwa Bank California (2000 – 2005).	N/A	N/A

ADDITIONAL INFORMATION (Continued)

December 31, 2011

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST – LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Christine Villas-Chernak c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1968	Deputy Chief Compliance Officer	Annually – renewed 1-Year term Since 2008	Deputy Chief Compliance Officer, GPS Funds I (formerly, AssetMark Funds) (2009 – present) and GPS Funds II (2011 – Present) Secretary, GPS Funds I, (2006 – Present), GPS Funds II (2011 – Present), GFAM (2009 – 2010) and GVIT (2008 – 2010); Senior Compliance Officer, GFWM (2005 – 2009).	N/A	N/A

Nadine Lucas c/o Genworth Variable Insurance Trust 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1949	Secretary	Annually – renewed 1-Year term Since 2010	Senior Compliance Officer, GFWM (2008 – Present); President and Chief Compliance Officer, EAInvest Securities, Inc. (2001 – 2008).	N/A	N/A

The Trust’s statement of additional information includes additional information about the Trustees and can be obtained, without charge, upon request, by calling (800) 352-9910 or by contacting your variable contract provider.

(1)	Mr. Ahluwalia is an interested trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of Genworth Financial or certain of its affiliates.

Investment Advisor

Genworth Financial Wealth Management, Inc.

2300 Contra Costa Blvd., Suite 600

Pleasant Hill, CA 94523

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

KPMG LLP

777 East Wisconsin Avenue

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Capital Brokerage Corporation

Member FINRA

6620 West Broad Street

Building 2

Richmond, VA 23230

This document must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report that apply to the registrant’s principal executive officer or principal financial officer. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report to the registrant’s principal executive officer or principal financial officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that John A. Fibiger qualifies as an “audit committee financial expert” and is “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended December 31, 2011, the registrant’s principal accountant billed the registrant $258,970 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended December 31, 2010, the registrant’s principal accountant billed the registrant $209,073 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

(c) Tax Fees

For the fiscal year ended December 31, 2011, the registrant’s principal accountant billed the registrant $75,180 for professional services rendered for tax compliance, tax advice and tax planning.

For the fiscal year ended December 31, 2010, the registrant’s principal accountant billed the registrant $63,925 for professional services rendered for tax compliance, tax advice and tax planning.

(d) All Other Fees

None.

(e)(1)	The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended December 31, 2011 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2011 and December 31, 2010, was $0 and $0, respectively.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer of the registrant pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Genworth Variable Insurance Trust

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen
Carrie E. Hansen, Principal Executive Officer/President

Date	February 28, 2012

By	/s/ Starr E. Frohlich
Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	February 28, 2012